     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1998

                                             REGISTRATION NOS. 33-75292/811-3240
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                             ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No.          [ ]


                        Post Effective Amendment No. 12      [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940


                        Amendment No. 56                     [X]


                             ---------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

            It is proposed that this filing will become effective:

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485

              X  on May 1, 1998 pursuant to paragraph (b) of Rule 485

              ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___  on (date) pursuant to paragraph (a)(1) of Rule 485


           TITLE OF SECURITIES BEING REGISTERED: Group and Individual


                           Variable Annuity Contracts



                SEQUENTIAL NUMBER SYSTEM: PAGE ___ OF ___ PAGES

                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER ___
================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT A


                               PORTFOLIO DIRECTOR


                                    FORM N-4


                                     UNDER


                         THE SECURITIES ACT OF 1933 AND


                       THE INVESTMENT COMPANY ACT OF 1940


                             ---------------------


                             CROSS REFERENCE SHEET



                           (PURSUANT TO RULE 481(A))



                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
       Profile...........................................
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  About Portfolio Director, About VALIC, About
                                                           VALIC Separate Account A
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  About VALIC, About VALIC Separate Account A,
                                                           Variable Account Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information



                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements



PART C



Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                               SERIES 2.1 TO 2.12
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
       Profile...........................................
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  About Portfolio Director 2, About VALIC, About
                                                           VALIC Separate Account A
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  About VALIC, About VALIC Separate Account A,
                                                           Variable Account Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information

                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                            SERIES 2.1.20 TO 2.12.20
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
       Profile...........................................
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  About Portfolio Director 2, About VALIC, About
                                                           VALIC Separate Account A
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  About VALIC, About VALIC Separate Account A,
                                                           Variable Account Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information

                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                            SERIES 2.1.40 TO 2.12.40
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
       Profile...........................................
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  About Portfolio Director 2, About VALIC, About
                                                           VALIC Separate Account A
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  About VALIC, About VALIC Separate Account A,
                                                           Variable Account Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information

                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                              PORTFOLIO DIRECTOR T

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
       Profile...........................................
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  About Portfolio Director, About VALIC, About
                                                           VALIC Separate Account A
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  About VALIC, About VALIC Separate Account A,
                                                           Variable Account Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information

                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1 TO 2.12                                               May 1, 1998


PROSPECTUS

Portfolio Director 2 consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                    Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                     Templeton Foreign Fund --
  Growth Fund                         Neuberger&Berman Management Inc.:        Class 1
  International Government Bond Fund  Neuberger&Berman Guardian Trust
  Money Market Fund                                                            The Vanguard Group, Inc.:
  Science & Technology Fund           Putnam Investments:                      Vanguard Fixed Income
  Social Awareness Fund               Putnam Global Growth Fund                    Securities Fund --
  Stock Index Fund                    Putnam New Opportunities Fund                Long-Term Corporate
                                      Putnam OTC & Emerging Growth                 Portfolio
American Century Investment           Fund                                     Vanguard Fixed Income
  Management, Inc.:                                                                Securities Fund --
  American Century -- Twentieth       Scudder Kemper Investments, Inc.:            Long-Term U.S.
    Century Ultra Fund                Scudder Growth and Income Fund               Treasury Portfolio
                                                                               Vanguard/Wellington Fund
                                                                               Vanguard/Windsor II


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
PROFILE OF PORTFOLIO DIRECTOR 2...............     3
FEE TABLE.....................................     5
SELECTED PURCHASE UNIT DATA...................     8
ABOUT PORTFOLIO DIRECTOR 2....................    10
ABOUT VALIC...................................    10
ABOUT VALIC SEPARATE ACCOUNT A................    10
UNITS OF INTERESTS............................    10
VARIABLE ACCOUNT OPTIONS......................    11
     Summary of Funds.........................    11

PURCHASE PERIOD...............................    21
     Purchase Payments........................    21
     Purchase Units...........................    21
     Calculation of Purchase Unit Value.......    21
     Choosing Investment Options..............    22
          Fixed Account Options...............    22
          Variable Account Options............    22
     Stopping Purchase Payments...............    22

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    23
     During the Purchase Period...............    23
     During the Payout Period.................    23
     Communicating Transfer or Reallocation
       Instructions...........................    23
     Effective Date of Transfer...............    23

FEES AND CHARGES..............................    24
     Account Maintenance Fee..................    24
     Surrender Charge.........................    24
          Amount of Surrender Charge..........    24
          10% Free Withdrawal.................    24
          Exceptions to Surrender Charge......    24
     Premium Tax Charge.......................    25
     Separate Account Charges.................    25
     Fund Annual Expense Charges..............    25
     Other Tax Charges........................    25
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    26
     Separate Account Expense Reimbursement...    26

PAYOUT PERIOD.................................    27
     Fixed Payout.............................    27
     Variable Payout..........................    27
     Combination Fixed and Variable Payout....    27
     Payout Date..............................    27
     Payout Options...........................    27
     Enhancements to Payout Options...........    28
     Payout Information.......................    28

SURRENDER OF ACCOUNT VALUE....................    29
     When Surrenders are Allowed..............    29
     Amount That May Be Surrendered...........    29
     Surrender Restrictions...................    29
     Partial Surrenders.......................    29
     Systematic Withdrawals...................    29
     Distributions Required By Federal Tax
       Law....................................    30

EXCHANGE PRIVILEGE............................    31
     Restrictions on Exchange Privilege.......    31
     Taxes and Conversion Costs...............    31



                                                PAGE
                                                ----
     Surrender Charges........................    31
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    31
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    32
     Comparison of Contracts..................    32
     Features of Portfolio Director 2.........    32
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    32

DEATH BENEFITS................................    34
     Beneficiary Information..................    34
     Special Information for Individual
       Non-Tax Qualified Contracts............    34
     During the Purchase Period...............    34
          Interest Guaranteed Death Benefit...    34
          Standard Death Benefit..............    35
     During the Payout Period.................    35

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    36
     Types of Investment Performance
       Information Advertised.................    36
       Total Return Performance Information...    36
       Standard Average Annual Total Return...    36
       Nonstandard Average Annual Total
       Return.................................    36
       Cumulative Total Return................    36
       Annual Change in Purchase Unit Value...    36
       Cumulative Change in Purchase Unit
          Value...............................    37
       Total Return Based on Different
          Investment Amounts..................    37
       An Assumed Account Value of $10,000....    37
     Yield Performance Information............    37
       AGSPC Money Market Division............    37
       Divisions Other Than The AGSPC Money
          Market Division.....................    37
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    37

OTHER CONTRACT FEATURES.......................    44
     Changes That May Not Be Made.............    44
     Change of Beneficiary....................    44
     Contingent Owner.........................    44
     Cancellation -- The 20 Day "Free Look"...    44
     We Reserve Certain Rights................    44
     Relationship to Employer's Plan..........    44

VOTING RIGHTS.................................    45
     Who May Give Voting Instructions.........    45
     Determination of Fund Shares Attributable
       to Your Account........................    45
       During Purchase Period.................    45
       During Payout Period or after a Death
          Benefit Has Been Paid...............    45
     How Fund Shares Are Voted................    45

FEDERAL TAX MATTERS...........................    46
     Type of Plans............................    46
     Tax Consequences in General..............    46
     Effect of Tax-Deferred Accumulations.....    47

YEAR 2000.....................................    49
     Year 2000 Risks..........................    49


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        23
Annuitant                            34
Assumed Investment Rate              27
Beneficiary                          34
Contract Owner                       34
Division                             36
Fixed Account Options                34
Home Office                          23
Mutual Fund or Fund                  10
Participant                          01
Participant Year                     24
Payout Period                        23
Payout Unit                          27
Purchase Payments                 21,36
Purchase Period                      23
Purchase Unit                        22
VALIC Separate Account A             45
Variable Account Options          11,34

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

                      (This page intentionally left blank)

PROFILE OF PORTFOLIO DIRECTOR 2
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through                         Founders
                    Growth                   investment in common stocks of well
                    Fund                     established, high-quality growth companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation, and secondarily                       Neuberger&Berman
                    Guardian Trust           current income by investing primarily                       Management Inc.
                                             in common stocks of long-established,
                                             high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth through investments                Templeton
                    Foreign                  in equity and debt securities of companies and
                    Fund -- Class 1          governments outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term high quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --
-----------------------------------------------------------------------------------------------------------------------
                     SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.


Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
PAYOUT OPTIONS
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT         TOTAL
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
               ----                 ------------   --------------   -------------   -----------
AGSPC Growth                            0.25%           0.75%              --          1.00%
AGSPC International Government
  Bond                                  0.25            0.75               --          1.00
AGSPC Money Market                      0.25            0.75               --          1.00
AGSPC Science & Technology              0.25            0.75               --          1.00
AGSPC Social Awareness                  0.25            0.75               --          1.00
AGSPC Stock Index                       0.25            0.75               --          1.00
American Century -- Twentieth
  Century Ultra(4)                      0.25            1.00            (0.21%)        1.04
Founders Growth(4)                      0.25            1.00            (0.25)         1.00
Neuberger&Berman Guardian Trust(4)      0.25            1.00            (0.25)         1.00
Putnam Global Growth(4)                 0.25            1.00            (0.25)         1.00
Putnam New Opportunities(4)             0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth(4)         0.25            1.00            (0.25)         1.00
Scudder Growth and Income(4)            0.25            1.00            (0.25)         1.00
Templeton Foreign(4)                    0.25            1.00            (0.25)         1.00
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate
  Portfolio(5)                          0.25            1.00           (0.25)          1.00
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury
  Portfolio(5)                          0.25            1.00           (0.25)          1.00
Vanguard/Wellington                     0.25            1.00               --          1.25
Vanguard/Windsor II                     0.25            1.00               --          1.25



FUND ANNUAL EXPENSES


(as a percentage of Fund net assets):



                                            MANAGEMENT   12B-1         OTHER      TOTAL FUND
                   FUND                        FEES      FEES       EXPENSES(6)    EXPENSES
                   ----                     ----------   -----      -----------   ----------
AGSPC Growth                                   0.80%       --           0.06%        0.86%
AGSPC International Government Bond            0.50        --           0.06         0.56
AGSPC Money Market                             0.50        --           0.07         0.57
AGSPC Science & Technology                     0.90        --           0.06         0.96
AGSPC Social Awareness                         0.50        --           0.06         0.56
AGSPC Stock Index                              0.27        --           0.07         0.34
American Century -- Twentieth Century Ultra    1.00        --           0.00         1.00
Founders Growth                                0.67      0.25%(4)       0.18         1.10
Neuberger&Berman Guardian Trust(7)             0.84        --           0.04         0.88
Putnam Global Growth                           0.64      0.25           0.35         1.24
Putnam New Opportunities                       0.50      0.25(4)        0.31         1.06
Putnam OTC & Emerging Growth                   0.56      0.25(4)        0.35         1.16
Scudder Growth and Income                      0.46        --           0.30         0.76
Templeton Foreign                              0.61      0.25(4)        0.22         1.08
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio                0.03        --           0.29         0.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio            0.01        --           0.26         0.27
Vanguard/Wellington                            0.04        --           0.25         0.29
Vanguard/Windsor II                            0.15        --           0.22         0.37



                            See footnotes on page 7.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $19      $ 59      $101       $218
AGSPC International Government Bond Division 13    16        49        85        186
AGSPC Money Market Division 6                      16        50        86        187
AGSPC Science & Technology Division 17             20        62       106        229
AGSPC Social Awareness Division 12                 16        49        85        186
AGSPC Stock Index Division 10                      14        42        74        162
American Century -- Twentieth Century Ultra
  Division 31                                      21        64       110        237
Founders Growth Division 30                        21        66       113        244
Neuberger&Berman Guardian Trust
  Division 29                                      19        59       102        221
Putnam Global Growth Division 28                   23        70       120        258
Putnam New Opportunities Division 26               21        65       111        239
Putnam OTC & Emerging Growth Division 27           22        68       116        250
Scudder Growth and Income Division 21              18        55        96        208
Templeton Foreign Division 32                      21        65       112        242
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               13        42        72        160
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      13        40        70        154
Vanguard/Wellington Division 25                    16        49        84        184
Vanguard/Windsor II Division 24                    16        51        88        193


EXAMPLE #2 -- Assuming No Surrender at the End of the
                   Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $19      $ 60      $104       $224
AGSPC International Government Bond Division 13    16        51        88        192
AGSPC Money Market Division 6                      17        51        89        193
AGSPC Science & Technology Division 17             20        63       109        235
AGSPC Social Awareness Division 12                 16        51        88        192
AGSPC Stock Index Division 10                      14        44        76        168
American Century -- Twentieth Century Ultra
  Division 31                                      21        66       113        243
Founders Growth Division 30                        22        68       116        249
Neuberger&Berman Guardian Trust
  Division 29                                      20        61       105        226
Putnam Global Growth Division 28                   23        72       123        264
Putnam New Opportunities Division 26               21        66       114        245
Putnam OTC & Emerging Growth Division 27           22        69       119        255
Scudder Growth and Income Division 21              18        57        98        214
Templeton Foreign Division 32                      22        67       115        247
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               14        44        75        166
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      14        42        73        160
Vanguard/Wellington Division 25                    16        50        87        190
Vanguard/Windsor II Division 24                    17        53        91        199

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $66      $110      $154       $224
AGSPC International Government Bond Division 13        63       101       138        192
AGSPC Money Market Division 6                          63       101       139        193
AGSPC Science & Technology Division 17                 67       112       159        235
AGSPC Social Awareness Division 12                     63       101       138        192
AGSPC Stock Index Division 10                          61        94       126        168
American Century -- Twentieth Century Ultra Division
  31                                                   68       115       163        243
Founders Growth Division 30                            68       116       166        249
Neuberger&Berman Guardian Trust
  Division 29                                          66       110       155        226
Putnam Global Growth Division 28                       69       121       173        264
Putnam New Opportunities Division 26                   68       115       164        245
Putnam OTC & Emerging Growth Division 27               69       118       169        255
Scudder Growth and Income Division 21                  65       107       148        214
Templeton Foreign Division 32                          68       116       165        247
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio Division 22                      61        94       125        166
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio Division 23                  60        92       123        160
Vanguard/Wellington Division 25                        63       100       137        190
Vanguard/Windsor II Division 24                        64       103       141        199


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.


(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.


(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.21%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American
    Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.


(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, effective May 1, 1998, directly to the Division which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger&Berman Management Incorporated voluntarily bears certain expenses of the Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                                                                                                   AMERICAN
                                            AGSPC                                                                  CENTURY-
                                        INTERNATIONAL     AGSPC         AGSPC         AGSPC                        TWENTIETH
                             AGSPC       GOVERNMENT       MONEY       SCIENCE &      SOCIAL          AGSPC          CENTURY
                            GROWTH          BOND          MARKET     TECHNOLOGY     AWARENESS     STOCK INDEX        ULTRA
                          DIVISION 15    DIVISION 13    DIVISION 6   DIVISION 17   DIVISION 12   DIVISION 10(1)   DIVISION 31
                          -----------    -----------    ----------   -----------   -----------   --------------   -----------
December 31, 1997
 Purchase Units in Force  453,172,490    111,480,591    84,182,521   397,842,959   81,577,104     615,053,124     97,745,282
 Purchase Unit Value       $2.076503       $1.490645    $1.673590     $2.285739     $2.985333       $3.753436      $1.265937
December 31, 1996
 Purchase Units in Force  366,272,509    112,601,593    75,124,095   315,809,646   46,574,016     536,806,965     16,654,076
 Purchase Unit Value       $1.733324       $1.582230    $1.607212     $2.250471     $2.252673       $2.848437      $1.039845
July 1, 1996
 Initial Offering Value                                                                                            $1.000000
December 31, 1995
 Purchase Units in Force  164,417,848     73,369,250    51,907,757   187,862,232   32,750,120     455,255,243
 Purchase Unit Value       $1.466652       $1.530780    $1.545802     $1.997175     $1.835102        $2.343900
December 31, 1994
 Purchase Units in Force  32,633,370      25,691,713    75,765,781   42,726,137    29,015,764     416,234,288
 Purchase Unit Value       $1.001834       $1.301357    $1.479129     $1.247713     $1.333899        $1.724134
April 29, 1994
 Purchase Unit Value(2)    $1.000000         --            --         $1.000000        --             --
December 31, 1993
 Purchase Units in Force      --          18,155,381    24,799,810       --        26,230,566     369,550,060
 Purchase Unit Value          --           $1.258340    $1.439327        --         $1.366979        $1.729327
December 31, 1992
 Purchase Units in Force      --           6,245,713    23,414,474       --        16,956,437     283,808,045
 Purchase Unit Value          --           $1.112826    $1.415690        --         $1.279516        $1.589718
December 31, 1991
 Purchase Units in Force      --             953,038    25,545,494       --         8,447,711      90,526,907
 Purchase Unit Value          --           $1.090499    $1.384882        --         $1.250634        $1.505641
October 1, 1991
 Purchase Unit Value(2)       --           $1.000000       --            --            --             --
December 31, 1990
 Purchase Units in Force      --             --         25,246,481       --         2,947,418      46,016,297
 Purchase Unit Value          --             --         $1.325393        --         $0.987666        $1.179000
December 31, 1989
 Purchase Units in Force      --             --         15,949,534       --           212,636      22,325,990
 Purchase Unit Value          --             --         $1.240599        --         $1.010003        $1.238782
October 2, 1989
 Purchase Unit Value(2)       --             --            --            --         $1.000000         --
December 31, 1988
 Purchase Units in Force      --             --         9,429,191        --            --           9,213,178
 Purchase Unit Value          --             --         $1.149516        --            --           $0.968670


                                        NEUBERGER&
                                          BERMAN
                           FOUNDERS      GUARDIAN
                            GROWTH         TRUST
                          DIVISION 30   DIVISION 29
                          -----------   -----------
December 31, 1997
 Purchase Units in Force  132,167,162   35,406,663
 Purchase Unit Value       $1.289513     $1.307438
December 31, 1996
 Purchase Units in Force  31,197,464     8,211,592
 Purchase Unit Value       $1.029522     $1.120770
July 1, 1996
 Initial Offering Value    $1.000000     $1.000000
December 31, 1995
 Purchase Units in Force
 Purchase Unit Value
December 31, 1994
 Purchase Units in Force
 Purchase Unit Value
April 29, 1994
 Purchase Unit Value(2)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(2)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(2)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value


------------

(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(2) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------


                                                                         VANGUARD       VANGUARD
                                                                           FIXED          FIXED
                                                                          INCOME         INCOME
                                                                        SECURITIES     SECURITIES
                                PUTNAM        SCUDDER                      FUND-          FUND-
  PUTNAM                         OTC &        GROWTH                     LONG-TERM      LONG-TERM
  GLOBAL       PUTNAM NEW      EMERGING         AND        TEMPLETON     CORPORATE    U.S. TREASURY    VANGUARD/     VANGUARD/
  GROWTH      OPPORTUNITIES     GROWTH        INCOME        FOREIGN      PORTFOLIO      PORTFOLIO     WELLINGTON    WINDSOR II
DIVISION 28    DIVISION 26    DIVISION 27   DIVISION 21   DIVISION 32   DIVISION 22    DIVISION 23    DIVISION 25   DIVISION 24
-----------    -----------    -----------   -----------   -----------   -----------    -----------    -----------   -----------
49,548,732     143,395,066    99,785,041    94,225,984    159,201,107   17,371,407     20,041,920     116,429,781   187,929,868
 $1.186775       $1.149453     $0.976262     $1.436011     $1.135778     $1.176649      $1.178938      $1.340109      $1.464949
16,648,600      53,001,699    48,902,828    16,524,046    36,671,828     3,370,441      4,174,369     22,866,634     37,292,761
 $1.057690       $0.947573     $0.894978     $1.114950     $1.075896     $1.047595      $1.048470      $1.101584      $1.120855

 $1.000000       $1.000000     $1.000000     $1.000000     $1.000000     $1.000000      $1.000000      $1.000000      $1.000000



------------

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


All inquiries regarding

PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.


MUTUAL FUND OR FUND --

the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,018
        12/31/95             14,667
        12/31/96             17,333
        12/31/97             20,765


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,572
        12/31/89             11,410
        12/31/90             12,190
        12/31/91             12,737
        12/31/92             13,020
        12/31/93             13,238
        12/31/94             13,604
        12/31/95             14,217
        12/31/96             14,782
        12/31/97             15,392


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,477
        12/31/95             19,972
        12/31/96             22,505
        12/31/97             22,857


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,313
        12/31/89             14,468
        12/31/90             13,770
        12/31/91             17,584
        12/31/92             18,566
        12/31/93             20,197
        12/31/94             20,136
        12/31/95             27,374
        12/31/96             33,267
        12/31/97             43,836


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA
FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,212
        12/31/89             15,192
        12/31/90             16,440
        12/31/91             30,331
        12/31/92             30,392
        12/31/93             36,634
        12/31/94             34,939
        12/31/95             47,599
        12/31/96             53,516
        12/31/97             65,152


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,378
        12/31/89             14,565
        12/31/90             12,893
        12/31/91             18,817
        12/31/92             19,422
        12/31/93             24,143
        12/31/94             23,107
        12/31/95             33,312
        12/31/96             38,426
        12/31/97             48,130


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,679
        12/31/89             15,254
        12/31/90             14,393
        12/31/91             19,146
        12/31/92             22,560
        12/31/93             25,359
        12/31/94             25,492
        12/31/95             33,316
        12/31/96             38,826
        12/31/97             45,293


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,797
        12/31/89             13,315
        12/31/90             11,972
        12/31/91             13,985
        12/31/92             13,880
        12/31/93             18,120
        12/31/94             17,789
        12/31/95             20,224
        12/31/96             23,331
        12/31/97             26,179


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund(SM) ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,041
        12/31/91             18,317
        12/31/92             22,780
        12/31/93             29,932
        12/31/94             30,620
        12/31/95             44,354
        12/31/96             48,656
        12/31/97             59,023


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,505
12/31/89                     14,692
12/31/90                     13,117
12/31/91                     18,292
12/31/92                     20,410
12/31/93                     26,687
12/31/94                     27,018
12/31/95                     41,720
12/31/96                     43,191
12/31/97                     47,114


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,063
12/31/89                     13,807
12/31/90                     13,319
12/31/91                     16,861
12/31/92                     18,244
12/31/93                     20,829
12/31/94                     21,107
12/31/95                     27,346
12/31/96                     32,987
12/31/97                     42,486


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND

Class 1 Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,083
        12/31/89             15,616
        12/31/90             14,998
        12/31/91             17,564
        12/31/92             17,407
        12/31/93             23,581
        12/31/94             23,432
        12/31/95             25,792
        12/31/96             30,110
        12/31/97             31,786


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,835
12/31/89                     12,325
12/31/90                     12,929
12/31/91                     15,440
12/31/92                     16,740
12/31/93                     18,931
12/31/94                     17,708
12/31/95                     22,107
12/31/96                     21,947
12/31/97                     24,651


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,781
12/31/89                     12,558
12/31/90                     13,120
12/31/91                     15,218
12/31/92                     16,143
12/31/93                     18,621
12/31/94                     17,097
12/31/95                     21,972
12/31/96                     21,295
12/31/97                     23,945


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,467
        12/31/89             13,773
        12/31/90             13,221
        12/31/91             16,147
        12/31/92             17,211
        12/31/93             19,297
        12/31/94             18,966
        12/31/95             24,901
        12/31/96             28,559
        12/31/97             34,743


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,319
        12/31/89             15,553
        12/31/90             13,828
        12/31/91             17,577
        12/31/92             19,441
        12/31/93             21,814
        12/31/94             21,294
        12/31/95             29,200
        12/31/96             35,788
        12/31/97             46,775


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]


                            PERIOD ENDED DECEMBER 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:


- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:


  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
 --------------   --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT


  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director 2 to other contract forms are not permitted, (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000


We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.


YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The 7-day Current Yield for the last 7 days ended December 31, 1997 was 4.22%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The 7-day Effective Yield for the last 7 days ended December 31, 1997 was 4.31%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                        DIVISION
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Growth (Division 15)............................  04/29/94       21.11%         --          --       26.34%       14.71%
AGSPC International Government Bond (Division 13).....  10/01/91        6.47          --        5.10%       2.98       (10.09)
AGSPC Money Market (Division 6).......................  01/16/86          --        4.28%       2.40        2.54        (0.63)
AGSPC Science & Technology (Division 17)..............  04/29/94       24.40          --          --       21.12        (3.07)
AGSPC Social Awareness (Division 12)..................  10/02/89       14.19          --       17.82       29.70        27.43
AGSPC Stock Index (Division 10).......................  04/20/87          --       15.79       18.11       28.48        26.68
American Century -- Twentieth Century Ultra (Division
  31).................................................  07/01/96       13.77          --          --          --        16.66
Founders Growth (Division 30).........................  07/01/96       15.22          --          --          --        20.16
Neuberger&Berman Guardian Trust (Division 29)(1)......  07/01/96       16.33          --          --          --        11.57
Putnam Global Growth (Division 28)....................  07/01/96        8.80          --          --          --         7.12
Putnam New Opportunities (Division 26)................  07/01/96        6.41          --          --          --        16.22
Putnam OTC & Emerging Growth (Division 27)............  07/01/96       (4.62)         --          --          --         4.10
Scudder Growth and Income (Division 21)(2)............  07/01/96       24.09          --          --          --        23.71
Templeton Foreign (Division 32).......................  07/01/96        5.53          --          --          --         0.74
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.......  07/01/96        8.15          --          --          --         7.24
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**...  07/01/96        8.30          --          --          --         7.36
Vanguard/Wellington (Division 25).....................  07/01/96       18.33          --          --          --        16.57
Vanguard/Windsor II (Division 24).....................  07/01/96       25.80          --          --          --        25.61


---------------


 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.


(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                         INCEPTION      SINCE
                  FUND AND DIVISION*                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  ------------------                     ---------    ---------    --------    -------     -------      ------
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81            --       20.51%      15.83%      21.87%      16.66%
Founders Growth (Division 30)..........................  01/05/62            --       16.92       19.31       26.58       20.16
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50            --       16.21       14.28       19.87       11.57
Putnam Global Growth (Division 28).....................  09/01/67            --       10.01       12.83       12.35        7.12
Putnam New Opportunities (Division 26).................  08/31/90         27.25%         --       20.40       23.27       16.22
Putnam OTC & Emerging Growth (Division 27).............  11/01/82            --       16.67       17.60       19.11        4.10
Scudder Growth and Income (Division 21)................  11/13/84            --       15.47       17.81       25.11       23.71
Templeton Foreign (Division 32)........................  10/05/82            --       12.17       12.08        9.23        0.74
Vanguard Fixed Income Securities Fund-
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73            --        9.35        7.21       10.21        7.24
Vanguard Fixed Income Securities Fund-
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86            --        9.03        7.38       10.44        7.36
Vanguard/Wellington (Division 25)......................  07/01/29            --       13.17       14.41       21.13       16.57
Vanguard/Windsor II (Division 24)......................  06/24/85            --       16.58       18.60       28.89       25.61


---------------


 * The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15).................................  04/29/94      22.05%        --         --     27.50%   19.80%
AGSPC International Government Bond
  (Division 13)............................................  10/01/91       6.60         --       6.02%     4.63    (5.79)
AGSPC Money Market (Division 6)............................  01/16/86         --       4.41%      3.40      4.20     4.13
AGSPC Science & Technology (Division 17)...................  04/29/94      25.29         --         --     22.36     1.57
AGSPC Social Awareness (Division 12).......................  10/02/89      14.33                 18.46     30.80    32.52
AGSPC Stock Index (Division 10)............................  04/20/87         --      15.93      18.75     29.60    31.77
American Century --  Twentieth Century Ultra (Division
  31)......................................................  07/01/96      16.94         --         --        --    21.74
Founders Growth (Division 30)..............................  07/01/96      18.38         --         --        --    25.25
Neuberger&Berman Guardian Trust (Division 29)(1)...........  07/01/96      19.47         --         --        --    16.66
Putnam Global Growth (Division 28).........................  07/01/96      12.03         --         --        --    12.20
Putnam New Opportunities (Division 26).....................  07/01/96       9.68         --         --        --    21.31
Putnam OTC & Emerging Growth (Division 27).................  07/01/96     (1.58)         --         --        --     9.08
Scudder Growth and Income (Division 21)....................  07/01/96      27.14         --         --        --    28.80
Templeton Foreign (Division 32)............................  07/01/96       8.82         --         --        --     5.57
Vanguard Fixed Income Securities Fund
  Long-Term Corporate Portfolio (Division 22)**............  07/01/96      11.40         --         --        --    12.32
Vanguard Fixed Income Securities Fund
  Long-Term U.S. Treasury Portfolio (Division 23)**........  07/01/96      11.54         --         --        --    12.44
Vanguard/Wellington (Division 25)..........................  07/01/96      21.44         --         --        --    21.65
Vanguard/Windsor II (Division 24)..........................  07/01/96      28.84         --         --        --    30.70



---------------



**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                               FUND
                                                             INCEPTION     SINCE
                    FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    ------------------                       ---------   ---------   --------   -------   -------   ------
American Century -- Twentieth Century Ultra (Division
  31)......................................................  11/02/81         --      20.61%     16.48%    23.08%   21.74%
Founders Growth (Division 30)..............................  01/05/62         --      17.01      19.90     27.71    25.25
Neuberger&Berman Guardian Trust (Division 29)(1)...........  06/01/50         --      16.31      14.96     21.12    16.66
Putnam Global Growth (Division 28).........................  09/01/67         --      10.10      13.53     13.74    12.20
Putnam New Opportunities (Division 26).....................  08/31/90      27.39%        --      20.97     24.45    21.31
Putnam OTC & Emerging Growth (Division 27).................  11/01/82         --      16.77      18.21     20.37     9.08
Scudder Growth and Income (Division 21)....................  11/13/84         --      15.56      18.42     26.26    28.80
Templeton Foreign (Division 32)............................  10/05/82         --      12.26      12.80     10.70     5.57
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**............  07/09/73         --       9.44       8.05     11.66    12.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**........  05/19/86         --       9.12       8.20     11.88    12.44
Vanguard/Wellington (Division 25)..........................  07/01/29         --      13.26      15.08     22.36    21.65
Vanguard/Windsor II (Division 24)..........................  06/24/85         --      16.68      19.20     29.99    30.70


---------------


 * The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                         TABLE V

                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94     107.65%         --        --    107.27%   19.80%
AGSPC International Government Bond (Division 13)...........  10/01/91      49.06          --     33.95%    14.55    (5.79)
AGSPC Money Market (Division 6).............................  01/16/86         --       53.92%    18.22     13.15     4.13
AGSPC Science & Technology (Division 17)....................  04/29/94     128.57          --        --     83.19     1.57
AGSPC Social Awareness (Division 12)........................  10/02/89     198.53          --    133.32    123.81    32.52
AGSPC Stock Index (Division 10).............................  04/20/87         --      338.36    136.11    117.70    31.77
American Century -- Twentieth Century Ultra (Division 31)...  07/01/96      26.59          --        --        --    21.74
Founders Growth (Division 30)...............................  07/01/96      28.95          --        --        --    25.25
Neuberger&Berman Guardian Trust (Division 29)(1)............  07/01/96      30.75          --        --        --    16.66
Putnam Global Growth (Division 28)..........................  07/01/96      18.68          --        --        --    12.20
Putnam New Opportunities (Division 26)......................  07/01/96      14.95          --        --        --    21.31
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      (2.37)         --        --        --     9.08
Scudder Growth and Income (Division 21).....................  07/01/96      43.60          --        --        --    28.80
Templeton Foreign (Division 32).............................  07/01/96      13.58          --        --        --     5.57
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/01/96      17.67          --        --        --    12.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  07/01/96      17.89          --        --        --    12.44
Vanguard/Wellington (Division 25)...........................  07/01/96      34.01          --        --        --    21.65
Vanguard/Windsor II (Division 24)...........................  07/01/96      46.50          --        --        --    30.70


---------------


**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE VI


                               CUMULATIVE RETURN


             WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81         --      551.52%   114.37%    86.47%   21.74%
Founders Growth (Division 30)...............................  01/05/62         --      381.30    147.81    108.29    25.25
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50         --      352.93    100.77     77.68    16.66
Putnam Global Growth (Division 28)..........................  09/01/67         --      161.79     88.61     47.16    12.20
Putnam New Opportunities (Division 26)......................  08/31/90     490.23%         --    159.10     92.76    21.31
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82         --      371.14    130.84     74.38     9.08
Scudder Growth and Income (Division 21).....................  11/13/84         --      324.86    132.88    101.29    28.80
Templeton Foreign (Division 32).............................  10/05/82         --      217.86     82.60     35.65     5.57
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73         --      146.51     47.25     39.21    12.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86         --      139.45     48.33     40.05    12.44
Vanguard/Wellington (Division 25)...........................  07/01/29         --      247.43    101.87     83.18    21.65
Vanguard/Windsor II (Division 24)...........................  06/24/85         --      367.75    140.60    119.67    30.70


---------------


 * The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     --------------------------------------------------------
FUND AND DIVISION                      1997        1996        1995        1994        1993
-----------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15).........     19.80%     18.18%      46.40%       0.18%         --
AGSPC International Government Bond
 (Division 13).....................     (5.79)      3.36       17.63        3.42       13.08%
AGSPC Money Market (Division 6)....      4.13       3.97        4.51        2.77        1.67
AGSPC Science & Technology
 (Division 17).....................      1.57      12.68       60.07       24.77          --
AGSPC Social Awareness (Division
 12)...............................     32.52      22.75       37.57       (2.42)       6.84
AGSPC Stock Index (Division 10)....     31.77      21.53       35.95       (0.30)       8.78
American Century -- Twentieth
 Century Ultra (Division 31).......     21.74       3.99          --          --          --
Founders Growth (Division 30)......     25.25       2.95          --          --          --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................     16.66      12.08          --          --          --
Putnam Global Growth (Division
 28)...............................     12.20       5.77          --          --          --
Putnam New Opportunities (Division
 26)...............................     21.31      (5.53)         --          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................      9.08     (11.73)         --          --          --
Scudder Growth and Income (Division
 21)...............................     28.80      11.50          --          --          --
Templeton Foreign (Division 32)....      5.57       7.59          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........     12.32       4.76          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........     12.44       4.85          --          --          --
Vanguard/Wellington (Division
 25)...............................     21.65      10.16          --          --          --
Vanguard/Windsor II (Division
 24)...............................     30.70      12.09          --          --          --

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     ------------------------------------------------------
FUND AND DIVISION                     1992       1991        1990        1989        1988
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).........      --         --          --          --          --
AGSPC International Government Bond
 (Division 13).....................    2.05%      9.05%         --          --          --
AGSPC Money Market (Division 6)....    2.22       4.49        6.83%       7.92%       5.72%
AGSPC Science & Technology
 (Division 17).....................      --         --          --          --          --
AGSPC Social Awareness (Division
 12)...............................    2.31      26.63       (2.21)       1.00          --
AGSPC Stock Index (Division 10)....    5.58      27.70       (4.83)      27.88       13.13
American Century -- Twentieth
 Century Ultra (Division 31).......      --         --          --          --          --
Founders Growth (Division 30)......      --         --          --          --          --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................      --         --          --          --          --
Putnam Global Growth (Division
 28)...............................      --         --          --          --          --
Putnam New Opportunities (Division
 26)...............................      --         --          --          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................      --         --          --          --          --
Scudder Growth and Income (Division
 21)...............................      --         --          --          --          --
Templeton Foreign (Division 32)....      --         --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........      --         --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........      --         --          --          --          --
Vanguard/Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard/Windsor II (Division
 24)...............................      --         --          --          --          --


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/97*
                                     --------------------------------------------------------
FUND AND DIVISION                      1997        1996        1995        1994        1993
-----------------------------------   ------      ------      ------      ------      ------
AGSPC Growth (Division 15).........   107.65%      73.33%      46.67%       0.18%         --
AGSPC International Government Bond
 (Division 13).....................    49.06       58.22       53.08       30.14       25.83%
AGSPC Money Market (Division 6)....    53.92       47.82       42.17       36.04       32.38
AGSPC Science & Technology
 (Division 17).....................   128.57      125.05       99.72       24.77          --
AGSPC Social Awareness (Division
 12)...............................   198.53      125.27       83.51       33.39       36.70
AGSPC Stock Index (Division 10)....   338.36      232.67      173.74      101.36      101.97
American Century -- Twentieth
 Century Ultra (Division 31).......    26.59        3.99          --          --          --
Founders Growth (Division 30)......    28.95        2.95          --          --          --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................    30.75       12.08          --          --          --
Putnam Global Growth (Division
 28)...............................    18.68        5.77          --          --          --
Putnam New Opportunities (Division
 26)...............................    14.95       (5.53)         --          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................    (2.37)     (11.73)         --          --          --
Scudder Growth and Income (Division
 21)...............................    43.60       11.50          --          --          --
Templeton Foreign (Division 32)....    13.58        7.59          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........    17.67        4.76          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........    17.89        4.85          --          --          --
Vanguard/Wellington (Division
 25)...............................    34.01       10.16          --          --          --
Vanguard/Windsor II (Division
 24)...............................    46.50       12.09          --          --          --

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/97*
                                     ------------------------------------------------------
FUND AND DIVISION                     1992       1991        1990        1989        1988
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).........      --         --          --          --          --
AGSPC International Government Bond
 (Division 13).....................   11.28%      9.05%         --          --          --
AGSPC Money Market (Division 6)....   30.20      27.37       21.90%      14.10%       5.72%
AGSPC Science & Technology
 (Division 17).....................      --         --          --          --          --
AGSPC Social Awareness (Division
 12)...............................   27.95      25.06       (1.23)       1.00          --
AGSPC Stock Index (Division 10)....   85.66      75.84       37.70       44.68       13.13
American Century -- Twentieth
 Century Ultra (Division 31).......      --         --          --          --          --
Founders Growth (Division 30)......      --         --          --          --          --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................      --         --          --          --          --
Putnam Global Growth (Division
 28)...............................      --         --          --          --          --
Putnam New Opportunities (Division
 26)...............................      --         --          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................      --         --          --          --          --
Scudder Growth and Income (Division
 21)...............................      --         --          --          --          --
Templeton Foreign (Division 32)....      --         --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........      --         --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........      --         --          --          --          --
Vanguard/Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard/Windsor II (Division
 24)...............................      --         --          --          --          --


------------

 * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.


**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                      TABLE VIII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     --------------------------------------------------------
FUND AND DIVISION**                    1997        1996        1995        1994        1993
-----------------------------------   -------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......     21.74%     12.43%      36.23%      (4.62)%     20.54%
Founders Growth (Division 30)......     25.25      15.35       44.15       (4.29)      24.30
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................     16.66      16.54       30.70        0.51       12.43
Putnam Global Growth (Division
 28)...............................     12.20      15.37       13.68       (1.84)      30.56
Putnam New Opportunities (Division
 26)...............................     21.31       9.70       44.87        2.29       31.40
Putnam OTC & Emerging Growth
 (Division 27).....................      9.08       3.53       54.45        1.22       30.77
Scudder Growth and Income (Division
 21)...............................     28.80      20.63       29.58        1.33       14.17
Templeton Foreign (Division 32)....      5.57      16.74       10.07       (0.62)      35.48
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........     12.32      (0.72)      24.86       (6.47)      13.08
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........     12.44      (3.08)      28.51       (8.17)      15.36
Vanguard/Wellington (Division
 25)...............................     21.65      14.69       31.30       (1.71)      12.12
Vanguard/Windsor II (Division
 24)...............................     30.70      22.56       37.14       (2.38)      12.21

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     ------------------------------------------------------
FUND AND DIVISION**                   1992       1991        1990        1989        1988
-----------------------------------  ------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......    0.20%     84.49%       8.21%      35.50%      12.12%
Founders Growth (Division 30)......    3.21      45.94      (11.48)      40.37        3.77
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................   17.87      32.86       (5.63)      20.27       26.84
Putnam Global Growth (Division
 28)...............................   (0.76)     16.81      (10.11)      23.23        7.95
Putnam New Opportunities (Division
 26)...............................   24.37      65.93       10.41          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................   11.58      39.47      (10.75)      27.70       15.04
Scudder Growth and Income (Division
 21)...............................    8.22      26.60       (3.55)      24.82       10.63
Templeton Foreign (Division 32)....   (0.89)     17.10       (3.95)      29.25       20.82
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........    8.41      19.42        4.90       13.76        8.35
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........    6.09      15.98        4.48       16.48        7.81
Vanguard/Wellington (Division
 25)...............................    6.58      22.13       (4.01)      20.11       14.67
Vanguard/Windsor II (Division
 24)...............................   10.59      27.11      (11.10)      26.25       23.19


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/97*
                                     --------------------------------------------------------
FUND AND DIVISION**                    1997        1996        1995        1994        1993
-----------------------------------   ------      ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......  551.52%     435.16%     375.99%     249.39%     266.34%
Founders Growth (Division 30)......   381.30      284.26      233.12      131.07      141.43
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................   352.93      288.26      233.16      154.92      153.59
Putnam Global Growth (Division
 28)...............................   161.79      133.31      102.24       77.89       81.20
Putnam New Opportunities (Division
 26)...............................   490.23      386.56      343.65      206.25      199.40
Putnam OTC & Emerging Growth
 (Division 27).....................   371.14      331.91      317.20      170.18      166.87
Scudder Growth and Income (Division
 21)...............................   324.86      229.87      173.46      111.07      108.29
Templeton Foreign (Division 32)....   217.86      201.10      157.92      134.32      135.81
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........   146.51      119.47      121.07       77.08       89.31
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........   139.45      112.95      119.72       70.97       86.21
Vanguard/Wellington (Division
 25)...............................   247.43      185.59      149.01       89.66       92.97
Vanguard/Windsor II (Division
 24)...............................   367.75      257.88      192.00      112.94      118.14

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/97*
                                     ------------------------------------------------------
FUND AND DIVISION**                   1992       1991        1990        1989        1988
-----------------------------------  ------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......  203.92%   203.31%       64.40%      51.92%      12.12%
Founders Growth (Division 30)......   94.22      88.17       28.93       45.65        3.78
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................  125.60      91.46       43.93       52.54       26.79
Putnam Global Growth (Division
 28)...............................   38.80      39.85       19.72       33.15        7.97
Putnam New Opportunities (Division
 26)...............................  127.85      83.20       10.41          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................  104.10      82.92       31.17       46.92       15.05
Scudder Growth and Income (Division
 21)...............................   82.44      68.61       33.19       38.07       10.63
Templeton Foreign (Division 32)....   74.07      75.64       49.98       56.16       20.83
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........   67.40      54.40       29.29       23.25        8.35
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........   61.43      52.18       31.20       25.58        7.81
Vanguard/Wellington (Division
 25)...............................   72.11      61.47       32.21       37.73       14.67
Vanguard/Windsor II (Division
 24)...............................   94.41      75.77       38.28       55.53       23.19


------------


 * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



** The Tables reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



  *** The performance figures for the Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) simplified deferred
     compensation plans of private

     employers;





  - Section 408(p) SIMPLE retirement accounts.


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (1% - 1.25%) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000

--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                           G.A. #
   Address:                                                        Policy #
   Social Security Number:
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   12
    Tax Free Rollovers, Transfers and Exchanges.....   13
Exchange Privilege..................................   13
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   13
    Exchanges From Independence Plus Contracts......   14
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   18
    Exchanges From Compounder Contracts.............   19
    Information Which May Be Applicable To Any
      Exchange......................................   20
Calculation of Surrender Charge.....................   21
    Illustration of Surrender Charge on Total
      Surrender.....................................   21
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   21
Purchase Unit Value.................................   22
    Illustration of Calculation of Purchase Unit
      Value.........................................   22
    Illustration of Purchase of Purchase Units......   22
Performance Calculations............................   22
    AGSPC Money Market Division Yields..............   22
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   22
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   22
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   23
Standardized Yield for Bond Fund Divisions..........   23
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   23
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   23
    Calculation of Average Annual Total Return......   24
Performance Information.............................   25
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   25
    Performance Compared to Market Indices..........   25
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   28
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   28



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   29
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   29
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   30
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   30
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   31
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   32
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   32
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   33
    Putnam OTC & Emerging Growth Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   34
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   34
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-two Compared to Merrill Lynch Corporate
      Master Index..................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-three Compared to Lehman
      Brothers U.S. Treasury Long-Term Index........   36
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   36
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   37
Payout Payments.....................................   38
    Assumed Investment Rate.........................   38
    Amount of Payout Payments.......................   38
    Payout Unit Value...............................   38
    Illustration of Calculation of Payout Unit
      Value.........................................   39
    Illustration of Payout Payments.................   39
Distribution of Variable Annuity Contracts..........   40
Experts.............................................   40
Comments on Financial Statements....................   41

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.20 TO 2.12.20                                         May 1, 1998


PROSPECTUS

Certain series of Portfolio Director 2 consist of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.20 to 2.12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms:
UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                    Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                     Templeton Foreign Fund --
  Growth Fund                         Neuberger&Berman Management Inc.:        Class 1
  International Government Bond Fund  Neuberger&Berman Guardian Trust
  Money Market Fund                                                            The Vanguard Group, Inc.:
  Science & Technology Fund           Putnam Investments:                      Vanguard Fixed Income
  Social Awareness Fund               Putnam Global Growth Fund                    Securities Fund --
  Stock Index Fund                    Putnam New Opportunities Fund                Long-Term Corporate
                                      Putnam OTC & Emerging Growth                 Portfolio
American Century Investment           Fund                                     Vanguard Fixed Income
  Management, Inc.:                                                                Securities Fund --
  American Century -- Twentieth       Scudder Kemper Investments, Inc.:            Long-Term U.S.
    Century Ultra Fund                Scudder Growth and Income Fund               Treasury Portfolio
                                                                               Vanguard/Wellington Fund
                                                                               Vanguard/Windsor II


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                 PAGE
                                                 ----
ABOUT THE PROSPECTUS...........................     1
PROFILE OF PORTFOLIO DIRECTOR 2................     2
FEE TABLE......................................     4
SELECTED PURCHASE UNIT DATA....................     7
ABOUT PORTFOLIO DIRECTOR 2.....................     8
ABOUT VALIC....................................     8
ABOUT VALIC SEPARATE ACCOUNT A.................     8
UNITS OF INTERESTS.............................     8
VARIABLE ACCOUNT OPTIONS.......................     9
     Summary of Funds..........................     9
PURCHASE PERIOD................................    19
     Purchase Payments.........................    19
     Purchase Units............................    19
     Calculation of Purchase Unit Value........    19
     Choosing Investment Options...............    20
          Fixed Account Options................    20
          Variable Account Options.............    20
     Stopping Purchase Payments................    20
TRANSFERS BETWEEN INVESTMENT OPTIONS...........    21
     During the Purchase Period................    21
     During the Payout Period..................    21
     Communicating Transfer or Reallocation
       Instructions............................    21
     Effective Date of Transfer................    21
FEES AND CHARGES...............................    22
     Account Maintenance Fee...................    22
     Surrender Charge..........................    22
          Amount of Surrender Charge...........    22
          10% Free Withdrawal..................    22
          Exceptions to Surrender Charge.......    22
     Premium Tax Charge........................    23
     Separate Account Charges..................    23
     Fund Annual Expense Charges...............    23
     Other Tax Charges.........................    23
     Reduction or Waiver of Account Maintenance
       Fee, Surrender, Mortality and Expense
       Risk Fee or Administration and
       Distribution Fee Charges................    24
     Separate Account Expense Reimbursement....    24
PAYOUT PERIOD..................................    25
     Fixed Payout..............................    25
     Variable Payout...........................    25
     Combination Fixed and Variable Payout.....    25
     Payout Date...............................    25
     Payout Options............................    25
     Enhancements to Payout Options............    26
     Payout Information........................    26
SURRENDER OF ACCOUNT VALUE.....................    27
     When Surrenders are Allowed...............    27
     Amount That May Be Surrendered............    27
     Surrender Restrictions....................    27
     Partial Surrenders........................    27
     Systematic Withdrawals....................    27
     Distributions Required By Federal Tax
       Law.....................................    28
EXCHANGE PRIVILEGE.............................    29
     Restrictions on Exchange Privilege........    29
     Taxes and Conversion Costs................    29



                                                 PAGE
                                                 ----
     Surrender Charges.........................    29
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2..............................    29
     Exchange Offer for Portfolio Director and
       Portfolio Director 2....................    30
     Comparison of Contracts...................    30
     Features of Portfolio Director 2..........    30
     Agents' and Managers' Retirement Plan
       Exchange Offer..........................    30
DEATH BENEFITS.................................    32
     Beneficiary Information...................    32
     Special Information for Individual Non-Tax
       Qualified Contracts.....................    32
     During the Purchase Period................    32
          Interest Guaranteed Death Benefit....    32
          Standard Death Benefit...............    33
     During the Payout Period..................    33
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS...................    34
     Types of Investment Performance
       Information Advertised..................    34
       Total Return Performance Information....    34
       Standard Average Annual Total Return....    34
       Nonstandard Average Annual Total
       Return..................................    34
       Cumulative Total Return.................    34
       Annual Change in Purchase Unit Value....    34
       Cumulative Change in Purchase Unit
          Value................................    35
       Total Return Based on Different
          Investment Amounts...................    35
       An Assumed Account Value of $10,000.....    35
     Yield Performance Information.............    35
       AGSPC Money Market Division.............    35
       Divisions Other Than The AGSPC Money
          Market Division......................    35
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in Purchase
       Unit Value Tables.......................    35
OTHER CONTRACT FEATURES........................    42
     Changes That May Not Be Made..............    42
     Change of Beneficiary.....................    42
     Contingent Owner..........................    42
     Cancellation -- The 20 Day "Free Look"....    42
     We Reserve Certain Rights.................    42
     Relationship to Employer's Plan...........    42
VOTING RIGHTS..................................    43
     Who May Give Voting Instructions..........    43
     Determination of Fund Shares Attributable
       to Your Account.........................    43
       During Purchase Period..................    43
       During Payout Period or after a Death
          Benefit Has Been Paid................    43
     How Fund Shares Are Voted.................    43
FEDERAL TAX MATTERS............................    44
     Type of Plans.............................    44
     Tax Consequences in General...............    44
     Effect of Tax-Deferred Accumulations......    45

YEAR 2000......................................    47
     Year 2000 Risks...........................    47


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        21
Annuitant                            32
Assumed Investment Rate              25
Beneficiary                          32
Contract Owner                       32
Division                             34
Fixed Account Options                32
Home Office                          21
Mutual Fund or Fund                  08
Participant                          01
Participant Year                     22
Payout Period                        21
Payout Unit                          25
Purchase Payments                 19,34
Purchase Period                      21
Purchase Unit                        20
VALIC Separate Account A             39
Variable Account Options          09,32


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR 2
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through                         Founders
                    Growth                   investment in common stocks of well
                    Fund                     established, high-quality growth companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation, and secondarily                       Neuberger&Berman
                    Guardian Trust           current income by investing primarily                       Management Inc.
                                             in common stocks of long-established,
                                             high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth through investments                Templeton
                    Foreign                  in equity and debt securities of companies
                    Fund -- Class 1          and governments outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term high quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --
-----------------------------------------------------------------------------------------------------------------------
                     SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.


PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.80% to 1.05% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.


Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses to certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                       MORTALITY     ADMINISTRATION     SEPARATE
                                          AND             AND            ACCOUNT         TOTAL
                                      EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                FUND                     FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                ----                  ------------   --------------   -------------   -----------
AGSPC Growth                              0.25%           0.55%              --          0.80%
AGSPC International Government Bond       0.25            0.55               --          0.80
AGSPC Money Market                        0.25            0.55               --          0.80
AGSPC Science & Technology                0.25            0.55               --          0.80
AGSPC Social Awareness                    0.25            0.55               --          0.80
AGSPC Stock Index                         0.25            0.55               --          0.80
American Century -- Twentieth
  Century Ultra(4)                        0.25            0.80            (0.21%)        0.84
Founders Growth(4)                        0.25            0.80            (0.25)         0.80
Neuberger&Berman Guardian Trust(4)        0.25            0.80            (0.25)         0.80
Putnam Global Growth(4)                   0.25            0.80            (0.25)         0.80
Putnam New Opportunities(4)               0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth(4)           0.25            0.80            (0.25)         0.80
Scudder Growth and Income(4)              0.25            0.80            (0.25)         0.80
Templeton Foreign(4)                      0.25            0.80            (0.25)         0.80
Vanguard Fixed Income Securities
  Fund --
  Long-Term Corporate Portfolio(5)        0.25            0.80           (0.25)          0.80
Vanguard Fixed Income Securities
  Fund --
  Long-Term U.S. Treasury
  Portfolio(5)                            0.25            0.80           (0.25)          0.80
Vanguard/Wellington                       0.25            0.80               --          1.05
Vanguard/Windsor II                       0.25            0.80               --          1.05


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                              MANAGEMENT   12B-1        OTHER      TOTAL FUND
                    FUND                         FEES      FEES      EXPENSES(6)    EXPENSES
                    ----                      ----------   -----     -----------   ----------
AGSPC Growth                                     0.80%       --         0.06%         0.86%
AGSPC International Government Bond              0.50        --         0.06          0.56
AGSPC Money Market                               0.50        --         0.07          0.57
AGSPC Science & Technology                       0.90        --         0.06          0.96
AGSPC Social Awareness                           0.50        --         0.06          0.56
AGSPC Stock Index                                0.27        --         0.07          0.34
American Century -- Twentieth Century Ultra      1.00        --         0.00          1.00
Founders Growth                                  0.67      0.25%(4)     0.18          1.10
Neuberger&Berman Guardian Trust(7)               0.84        --         0.04          0.88
Putnam Global Growth                             0.64      0.25(4)      0.35          1.24
Putnam New Opportunities                         0.50      0.25(4)      0.31          1.06
Putnam OTC & Emerging Growth                     0.56      0.25(4)      0.35          1.16
Scudder Growth and Income                        0.46        --         0.30          0.76
Templeton Foreign                                0.61      0.25(4)      0.22          1.08
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio                  0.03        --         0.29          0.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio              0.01        --         0.26          0.27
Vanguard/Wellington                              0.04        --         0.25          0.29
Vanguard/Windsor II                              0.15        --         0.22          0.37


                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $17      $ 52      $ 90       $197
AGSPC International Government Bond Division 13    14        43        75        164
AGSPC Money Market Division 6                      14        43        75        165
AGSPC Science & Technology Division 17             18        55        96        208
AGSPC Social Awareness Division 12                 14        43        75        164
AGSPC Stock Index Division 10                      12        36        63        139
American Century -- Twentieth Century Ultra
  Division 31                                      19        58       100        216
Founders Growth Division 30                        19        60       103        223
Neuberger&Berman Guardian Trust
  Division 29                                      17        53        91        199
Putnam Global Growth Division 28                   21        64       110        237
Putnam New Opportunities Division 26               19        59       101        218
Putnam OTC & Emerging Growth Division 27           20        62       106        229
Scudder Growth and Income Division 21              16        49        85        186
Templeton Foreign Division 32                      19        59       102        221
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               11        36        62        137
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      11        34        59        131
Vanguard/Wellington Division 25                    14        42        74        162
Vanguard/Windsor II Division 24                    14        45        78        171


EXAMPLE #2 -- Assuming No Surrender at the End of the
                   Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $17      $ 54      $ 93       $203
AGSPC International Government Bond Division 13    14        45        78        170
AGSPC Money Market Division 6                      15        45        78        171
AGSPC Science & Technology Division 17             18        57        98        214
AGSPC Social Awareness Division 12                 14        45        78        170
AGSPC Stock Index Division 10                      12        38        66        145
American Century -- Twentieth Century Ultra
  Division 31                                      19        60       103        222
Founders Growth Division 30                        20        61       106        229
Neuberger&Berman Guardian Trust
  Division 29                                      18        55        94        205
Putnam Global Growth Division 28                   21        66       113        243
Putnam New Opportunities Division 26               19        60       104        224
Putnam OTC & Emerging Growth Division 27           20        63       109        235
Scudder Growth and Income Division 21              16        51        88        192
Templeton Foreign Division 32                      20        61       105        226
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               12        37        65        143
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      11        36        62        137
Vanguard/Wellington Division 25                    14        44        76        168
Vanguard/Windsor II Division 24                    15        47        81        177

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $64      $104      $143       $203
AGSPC International Government Bond Division 13        61        95       128        170
AGSPC Money Market Division 6                          61        95       128        171
AGSPC Science & Technology Division 17                 65       107       148        214
AGSPC Social Awareness Division 12                     61        95       128        170
AGSPC Stock Index Division 10                          59        88       116        145
American Century -- Twentieth Century Ultra Division
  31                                                   66       109       153        222
Founders Growth Division 30                            66       111       156        229
Neuberger&Berman Guardian Trust
  Division 29                                          64       104       144        205
Putnam Global Growth Division 28                       68       115       163        243
Putnam New Opportunities Division 26                   66       110       154        224
Putnam OTC & Emerging Growth Division 27               67       112       159        235
Scudder Growth and Income Division 21                  63       101       138        192
Templeton Foreign Division 32                          66       110       155        226
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio Division 22                      59        87       115        143
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio Division 23                  58        86       112        137
Vanguard/Wellington Division 25                        61        94       126        168
Vanguard/Windsor II Division 24                        62        97       131        177


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.

(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.21%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%). With respect to American
    Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.


(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, effective May 1, 1998, directly to the Division which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger&Berman Management Incorporated voluntarily bears certain expenses of the Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Portfolio Director 2 Series 2.1.20 to 2.12.20 is a new variable annuity product; therefore, there is no Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values in the graphs shown reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,032
        12/31/95             14,715
        12/31/96             17,425
        12/31/97             20,916


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,910
        12/31/92             11,156
        12/31/93             12,640
        12/31/94             13,098
        12/31/95             15,437
        12/31/96             15,988
        12/31/97             15,093


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,593
        12/31/89             11,455
        12/31/90             12,263
        12/31/91             12,839
        12/31/92             13,151
        12/31/93             13,397
        12/31/94             13,795
        12/31/95             14,445
        12/31/96             15,049
        12/31/97             15,702


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,494
        12/31/95             20,036
        12/31/96             22,623
        12/31/97             23,023


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
10/02/89                    $10,000
12/31/89                     10,105
12/31/90                      9,901
12/31/91                     12,562
12/31/92                     12,878
12/31/93                     13,786
12/31/94                     13,479
12/31/95                     18,580
12/31/96                     22,853
12/31/97                     30,345


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,336
12/31/89                     14,525
12/31/90                     13,852
12/31/91                     17,724
12/31/92                     18,751
12/31/93                     20,439
12/31/94                     20,418
12/31/95                     27,812
12/31/96                     33,865
12/31/97                     44,712


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA
FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,234
12/31/89                     15,252
12/31/90                     16,538
12/31/91                     30,570
12/31/92                     30,693
12/31/93                     37,070
12/31/94                     35,426
12/31/95                     48,356
12/31/96                     54,475
12/31/97                     66,451


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,399
12/31/89                     14,623
12/31/90                     12,971
12/31/91                     18,967
12/31/92                     19,616
12/31/93                     24,431
12/31/94                     23,429
12/31/95                     33,842
12/31/96                     39,116
12/31/97                     49,090


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     12,704
12/31/89                     15,315
12/31/90                     14,479
12/31/91                     19,298
12/31/92                     22,784
12/31/93                     25,661
12/31/94                     25,848
12/31/95                     33,847
12/31/96                     39,523
12/31/97                     46,198


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,818
12/31/89                     13,368
12/31/90                     12,043
12/31/91                     14,096
12/31/92                     14,019
12/31/93                     18,337
12/31/94                     18,039
12/31/95                     20,548
12/31/96                     23,752
12/31/97                     26,704


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,049
        12/31/91             18,364
        12/31/92             22,884
        12/31/93             30,127
        12/31/94             30,881
        12/31/95             44,819
        12/31/96             49,265
        12/31/97             59,879


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,528
12/31/89                     14,750
12/31/90                     13,196
12/31/91                     18,438
12/31/92                     20,613
12/31/93                     27,006
12/31/94                     27,395
12/31/95                     42,384
12/31/96                     43,967
12/31/97                     48,055


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,085
12/31/89                     13,862
12/31/90                     13,399
12/31/91                     16,995
12/31/92                     18,425
12/31/93                     21,078
12/31/94                     21,402
12/31/95                     27,783
12/31/96                     33,580
12/31/97                     43,335


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND

Class 1 Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     12,107
12/31/89                     15,678
12/31/90                     15,088
12/31/91                     17,704
12/31/92                     17,581
12/31/93                     23,863
12/31/94                     23,759
12/31/95                     26,204
12/31/96                     30,652
12/31/97                     32,422


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,856
12/31/89                     12,374
12/31/90                     13,007
12/31/91                     15,563
12/31/92                     16,907
12/31/93                     19,157
12/31/94                     17,956
12/31/95                     22,460
12/31/96                     22,343
12/31/97                     25,145


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,802
12/31/89                     12,608
12/31/90                     13,199
12/31/91                     15,339
12/31/92                     16,304
12/31/93                     18,844
12/31/94                     17,337
12/31/95                     22,323
12/31/96                     21,679
12/31/97                     24,425


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,490
12/31/89                     13,828
12/31/90                     13,300
12/31/91                     16,276
12/31/92                     17,382
12/31/93                     19,528
12/31/94                     19,232
12/31/95                     25,299
12/31/96                     29,073
12/31/97                     35,438


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,343
        12/31/89             15,615
        12/31/90             13,910
        12/31/91             17,717
        12/31/92             19,635
        12/31/93             22,075
        12/31/94             21,591
        12/31/95             29,666
        12/31/96             36,431
        12/31/97             47,709


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]


                            PERIOD ENDED DECEMBER 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:


- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:


  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

Choosing Investment Options
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.
FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  ----------------------------------     OTHER
 ACCOUNT OPTION       VALUE           FREQUENCY       RESTRICTIONS
 --------------   -------------  -------------------  ------------
Variable:          Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable      Up to 100%    Once every 365 days      None
 Payout:           of money in
                    variable
                  option payout
Fixed:            Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee, and administration and distribution fee see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT


  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to other contract forms are not permitted. (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

Features of Portfolio Director 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000


We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.


YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I


                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                         INCEPTION      SINCE
                  FUND AND DIVISION*                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  ------------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Growth Fund (Division 15)........................  04/29/94         21.28%         --          --       26.60%      14.95%
AGSPC International Government Bond Fund (Division
  13)..................................................  10/01/91          6.68          --        5.31%       3.20      (9.91)
AGSPC Money Market Fund (Division 6)...................  01/16/86            --        4.49%       2.61        2.76      (0.43)
AGSPC Science & Technology Fund (Division 17)..........  04/29/94         24.56          --          --       21.36      (2.88)
AGSPC Social Awareness Fund (Division 12)..............  10/02/89         14.26          --       18.06       29.96       27.69
AGSPC Stock Index Fund (Division 10)...................  04/20/87            --       16.01       18.34       28.74       26.94
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81            --       20.75       16.06       22.12       16.90
Founders Growth (Division 30)..........................  01/05/62            --       17.15       19.55       26.83       20.41
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50            --       16.44       14.52       20.12       11.80
Putnam Global Growth (Division 28).....................  09/01/67            --       10.23       13.06       12.58        7.35
Putnam New Opportunities (Division 26).................  08/31/90         27.50%         --       20.65       23.52       16.46
Putnam OTC & Emerging Growth (Division 27).............  11/01/82            --       16.90       17.84       19.35        4.31
Scudder Growth and Income (Division 21)(2).............  11/13/84            --       15.70       18.05       25.36       23.96
Templeton Foreign (Division 32)........................  10/05/82            --       12.39       12.31        9.46        0.94
Vanguard Fixed Income Securities Fund-
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73            --        9.57        7.45       10.46        7.52
Vanguard Fixed Income Securities Fund-
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86            --        9.25        7.60       10.67        7.59
Vanguard/Wellington (Division 25)......................  07/01/29            --       13.39       14.65       21.38       16.81
Vanguard/Windsor II (Division 24)......................  06/24/85            --       16.82       18.84       29.15       25.86


---------------


 * The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                             INCEPTION     SINCE
                    FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    ------------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15)............................  04/29/94      22.21%        --         --     27.75%   20.04%
AGSPC International Government Bond Fund
  (Division 13)............................................  10/01/91       6.80         --       6.23%     4.84    (5.60)
AGSPC Money Market Fund (Division 6).......................  01/16/86         --       4.62%      3.61      4.41     4.34
AGSPC Science & Technology Fund (Division 17)..............  04/29/94      25.44         --         --     22.60     1.77
AGSPC Social Awareness Fund (Division 12)..................  10/02/89      14.39         --      18.70     31.06    32.78
AGSPC Stock Index Fund (Division 10).......................  04/20/87         --      16.16      18.98     29.86    32.03
American Century -- Twentieth Century Ultra (Division
  31)......................................................  11/02/81         --      20.85      16.71     23.33    21.98
Founders Growth (Division 30)..............................  01/05/62         --      17.25      20.14     27.96    25.50
Neuberger&Berman Guardian Trust (Division 29)(1)...........  06/01/50         --      16.54      15.19     21.36    16.89
Putnam Global Growth (Division 28).........................  09/01/67         --      10.32      13.76     13.97    12.43
Putnam New Opportunities (Division 26).....................  08/31/90      27.60%        --      21.21     24.70    21.54
Putnam OTC & Emerging Growth (Division 27).................  11/01/82         --      17.00      18.45     20.60     9.30
Scudder Growth and Income (Division 21)(2).................  11/13/84         --      15.79      18.65     26.51    29.05
Templeton Foreign (Division 32)............................  10/05/82         --      12.48      13.02     10.92     5.78
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**............  07/09/73         --       9.66       8.26     11.88    12.54
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**........  05/19/86         --       9.34       8.42     12.10    12.67
Vanguard/Wellington (Division 25)..........................  07/01/29         --      13.49      15.31     22.60    21.89
Vanguard/Windsor II (Division 24)..........................  06/24/85         --      16.91      19.43     30.25    30.96


---------------


* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                       TABLE III


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION    10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ----------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15).............................  04/29/94      109.16%         --        --    108.49%    20.04%
AGSPC International Government Bond Fund (Division 13)......  10/01/91       50.93          --     35.29%    15.23    (5.60)
AGSPC Money Market Fund (Division 6)........................  01/16/86          --       57.02%    19.40     13.83      4.34
AGSPC Science & Technology Fund (Division 17)...............  04/29/94      130.23          --        --     84.28      1.77
AGSPC Social Awareness Fund (Division 12)...................  10/02/89      203.45          --    135.63    125.12     32.78
AGSPC Stock Index Fund (Division 10)........................  04/20/87          --      347.12    138.45    118.99     32.03
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81          --      564.51    116.50     87.58     21.98
Founders Growth (Division 30)...............................  01/05/62          --      390.90    150.26    109.52     25.50
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50          --      361.98    102.76     78.73     16.89
Putnam Global Growth (Division 28)..........................  09/01/67          --      167.04     90.49     48.04     12.43
Putnam New Opportunities (Division 26)......................  08/31/90      498.79%         --    161.66     93.90     21.54
Putnam OTC & Emerging Growth (Division 27)..................  11/07/82          --      380.55    133.13     75.42      9.30
Scudder Growth and Income (Division 21)(2)..................  11/13/84          --      333.35    135.19    102.48     29.05
Templeton Foreign (Division 32).............................  10/05/82          --      224.22     84.42     36.46      5.78
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73          --      151.45     48.73     40.04     12.54
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86          --      144.25     49.81     40.88     12.67
Vanguard/Wellington (Division 25)...........................  07/01/29          --      254.38    103.88     84.27     21.89
Vanguard/Windsor II (Division 24)...........................  06/24/85          --      377.09    142.98    120.96     30.96


---------------


* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) simplified deferred
     compensation plans of private
     employers.


  - Section 408(p) SIMPLE Retirement


     Accounts


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.80% - 1.05% during the purchase period and 1%-1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000

--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                           G.A. #
   Address:                                                        Policy #
   Social Security Number:
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   12
    Tax Free Rollovers, Transfers and Exchanges.....   13
Exchange Privilege..................................   14
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   14
    Exchanges From Independence Plus Contracts......   14
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   18
    Exchanges From Compounder Contracts.............   19
    Information Which May Be Applicable To Any
      Exchange......................................   20
Calculation of Surrender Charge.....................   21
    Illustration of Surrender Charge on Total
      Surrender.....................................   21
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   21
Purchase Unit Value.................................   22
    Illustration of Calculation of Purchase Unit
      Value.........................................   22
    Illustration of Purchase of Purchase Units......   22
Performance Calculations............................   22
    AGSPC Money Market Division Yields..............   22
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   22
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   22
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   23
Standardized Yield for Bond Fund Divisions..........   23
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   23
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   23
    Calculation of Average Annual Total Return......   24
Performance Information.............................   25
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   25
    Performance Compared to Market Indices..........   25
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   28
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   28



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   29
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   29
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   30
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   30
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   31
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   32
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   32
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   33
    Putnam OTC & Emerging Growth Division Twenty-
      seven Compared to Russell 2000 Index and S&P
      500 Index.....................................   34
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   34
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-two Compared to Merrill Lynch Corporate
      Master Index..................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-three Compared to Lehman
      Brothers U.S. Treasury Long-Term Index........   36
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   36
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   37
Payout Payments.....................................   38
    Assumed Investment Rate.........................   38
    Amount of Payout Payments.......................   38
    Payout Unit Value...............................   38
    Illustration of Calculation of Payout Unit
      Value.........................................   39
    Illustration of Payout Payments.................   39
Distribution of Variable Annuity Contracts..........   40
Experts.............................................   40
Comments on Financial Statements....................   41

                      (This page intentionally left blank)

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.40 TO 2.12.40                                         May 1, 1998


PROSPECTUS

Certain series of Portfolio Director 2 consist of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.40 to 2.12.40 consists of group variable annuity contracts that are offered by Valic to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms:
UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                    Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                     Templeton Foreign Fund --
  Growth Fund                         Neuberger&Berman Management Inc.:        Class 1
  International Government Bond Fund  Neuberger&Berman Guardian Trust
  Money Market Fund                                                            The Vanguard Group, Inc.:
  Science & Technology Fund           Putnam Investments:                      Vanguard Fixed Income
  Social Awareness Fund               Putnam Global Growth Fund                    Securities Fund --
  Stock Index Fund                    Putnam New Opportunities Fund                Long-Term Corporate
                                      Putnam OTC & Emerging Growth                 Portfolio
American Century Investment           Fund                                     Vanguard Fixed Income
  Management, Inc.:                                                                Securities Fund --
  American Century -- Twentieth       Scudder Kemper Investments, Inc.:            Long-Term U.S.
    Century Ultra Fund                Scudder Growth and Income Fund               Treasury Portfolio
                                                                               Vanguard/Wellington Fund
                                                                               Vanguard/Windsor II


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
PROFILE OF PORTFOLIO DIRECTOR 2...............     2
FEE TABLE.....................................     4
SELECTED PURCHASE UNIT DATA...................     7
ABOUT PORTFOLIO DIRECTOR 2....................     8
ABOUT VALIC...................................     8
ABOUT VALIC SEPARATE ACCOUNT A................     8
UNITS OF INTERESTS............................     8
VARIABLE ACCOUNT OPTIONS......................     9
     Summary of Funds.........................     9
PURCHASE PERIOD...............................    18
     Purchase Payments........................    18
     Purchase Units...........................    18
     Calculation of Purchase Unit Value.......    18
     Choosing Investment Options..............    19
          Fixed Account Options...............    19
          Variable Account Options............    19
     Stopping Purchase Payments...............    19
TRANSFERS BETWEEN INVESTMENT OPTIONS..........    20
     During the Purchase Period...............    20
     During the Payout Period.................    20
     Communicating Transfer or Reallocation
       Instructions...........................    20
     Effective Date of Transfer...............    20
FEES AND CHARGES..............................    21
     Account Maintenance Fee..................    21
     Surrender Charge.........................    21
          Amount of Surrender Charge..........    21
          10% Free Withdrawal.................    21
          Exceptions to Surrender
            Charge............................    21
     Premium Tax Charge.......................    22
     Separate Account Charges.................    22
     Fund Annual Expense Charge...............    22
     Other Tax Charges........................    22
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    23
     Separate Account Expense
       Reimbursement..........................    23

PAYOUT PERIOD.................................    24
     Fixed Payout.............................    24
     Variable Payout..........................    24
     Combination Fixed and Variable Payout....    24
     Payout Date..............................    24
     Payout Options...........................    24
     Enhancements to Payout Options...........    25
     Payout Information.......................    25

SURRENDER OF ACCOUNT VALUE....................    26
     When Surrenders are Allowed..............    26
     Amount That May Be Surrendered...........    26
     Surrender Restrictions...................    26
     Partial Surrenders.......................    26
     Systematic Withdrawals...................    26
     Distributions Required By Federal Tax
       Law....................................    27

EXCHANGE PRIVILEGE............................    28



                                                PAGE
                                                ----
     Restrictions on Exchange Privilege.......    28
     Taxes and Conversion Costs...............    28
     Surrender Charge.........................    28
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    28
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    29
     Comparison of Contracts..................    29
     Features of Portfolio Director 2.........    29
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    29

DEATH BENEFITS................................    31
     Beneficiary Information..................    31
     Special Information for Individual
       Non-Tax Qualified Contracts............    31
     During the Purchase Period...............    31
          Interest Guaranteed Death Benefit...    31
          Standard Death Benefit..............    32
     During the Payout Period.................    32

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    33
     Types of Investment Performance
       Information Advertised.................    33
       Total Return Performance Information...    33
       Standard Average Annual Total Return...    33
       Nonstandard Average Annual Total
       Return.................................    33
       Cumulative Total Return................    33
       Annual Change in Purchase Unit Value...    33
       Cumulative Change in Purchase Unit
          Value...............................    34
       Total Return Based on Different
          Investment Amounts..................    34
       An Assumed Account Value of $10,000..      34
     Yield Performance Information............    34
       AGSPC Money Market Division............    34
       Divisions Other Than The AGSPC Money
          Market Division.....................    34
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    34

OTHER CONTRACT FEATURES.......................    41
     Changes That May Not Be Made.............    41
     Change of Beneficiary....................    41
     Contingent Owner.........................    41
     Cancellation -- The 20 Day "Free Look"...    41
     We Reserve Certain Rights................    41
     Relationship to Employer's Plan..........    41

VOTING RIGHTS.................................    42
     Who May Give Voting Instructions.........    42
     Determination of Fund Shares Attributable
       to Your Account........................    42
       During Purchase Period.................    42
       During Payout Period or after a Death
          Benefit Has Been Paid...............    42
     How Fund Shares Are Voted................    42

FEDERAL TAX MATTERS...........................    43
     Type of Plans............................    43
     Tax Consequences in General..............    43
     Effect of Tax-Deferred Accumulations.....    44

YEAR 2000.....................................    46
     Year 2000 Risks..........................    46


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value                       21
Annuitant                           32
Assumed Investment Rate             25
Beneficiary                         32
Contract Owner                      32
Division                            34
Fixed Account Options               32
Home Office                         21
Mutual Fund or Fund                 08
Participant                         01
Participant Year                    22
Payout Period                       21
Payout Unit                         25
Purchase Payments                 19, 34
Purchase Period                     21
Purchase Unit                       20
VALIC Separate Account A            39
Variable Account Options          09, 32


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR 2
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through                         Founders
                    Growth                   investment in common stocks of well
                    Fund                     established, high-quality growth companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation, and secondarily                       Neuberger&Berman
                    Guardian Trust           current income by investing primarily                       Management Inc.
                                             in common stocks of long established,
                                             high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth through investments                Templeton
                    Foreign Fund -- Class 1  in equity and debt securities of companies and governments outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term high quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --
-----------------------------------------------------------------------------------------------------------------------
                     SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.60% to 0.85% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.


Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE      TOTAL SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT    ACCOUNT FEE
               ----                 ------------   --------------   -------------   --------------
AGSPC Growth                            0.25%           0.35%              --            0.60%
AGSPC International Government
  Bond                                  0.25            0.35               --            0.60
AGSPC Money Market                      0.25            0.35               --            0.60
AGSPC Science & Technology              0.25            0.35               --            0.60
AGSPC Social Awareness                  0.25            0.35               --            0.60
AGSPC Stock Index                       0.25            0.35               --            0.60
American Century -- Twentieth
  Century Ultra(4)                      0.25            0.60            (0.21%)          0.64
Founders Growth(4)                      0.25            0.60            (0.25)           0.60
Neuberger&Berman Guardian Trust(4)      0.25            0.60            (0.25)           0.60
Putnam Global Growth(4)                 0.25            0.60            (0.25)           0.60
Putnam New Opportunities(4)             0.25            0.60            (0.25)           0.60
Putnam OTC & Emerging Growth(4)         0.25            0.60            (0.25)           0.60
Scudder Growth and Income(4)            0.25            0.60            (0.25)           0.60
Templeton Foreign(4)                    0.25            0.60            (0.25)           0.60
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate
  Portfolio(5)                          0.25            0.60            (0.25)           0.60
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury
  Portfolio(5)                          0.25            0.60            (0.25)           0.60
Vanguard/Wellington                     0.25            0.60               --            0.85
Vanguard/Windsor II                     0.25            0.60               --            0.85


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                           MANAGEMENT   12B-1      OTHER      TOTAL FUND
                  FUND                        FEES      FEES    EXPENSES(6)    EXPENSES
                  ----                     ----------   -----   -----------   ----------
AGSPC Growth                                  0.80%       --       0.06%         0.86%
AGSPC International Government Bond           0.50        --       0.06          0.56
AGSPC Money Market                            0.50        --       0.07          0.57
AGSPC Science & Technology                    0.90        --       0.06          0.96
AGSPC Social Awareness                        0.50        --       0.06          0.56
AGSPC Stock Index                             0.27        --       0.07          0.34
American Century -- Twentieth Century
  Ultra                                       1.00        --       0.00          1.00
Founders Growth                               0.67      0.25%(4)    0.18         1.10
Neuberger&Berman Guardian Trust(7)            0.84        --       0.04          0.88
Putnam Global Growth                          0.64      0.25(4)    0.35          1.24
Putnam New Opportunities                      0.50      0.25(4)    0.31          1.06
Putnam OTC & Emerging Growth                  0.56      0.25(4)    0.35          1.16
Scudder Growth and Income                     0.46        --       0.30          0.76
Templeton Foreign                             0.61      0.25(4)    0.22          1.08
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio               0.03        --       0.29          0.32
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio           0.01        --       0.26          0.27
Vanguard/Wellington                           0.04        --       0.25          0.29
Vanguard/Windsor II                           0.15        --       0.22          0.37


                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $15       $46      $ 80       $175
AGSPC International Government Bond Division 13    12        37        64        141
AGSPC Money Market Division 6                      12        37        64        143
AGSPC Science & Technology Division 17             16        49        85        186
AGSPC Social Awareness Division 12                 12        37        64        141
AGSPC Stock Index Division 10                      10        30        52        116
American Century -- Twentieth Century Ultra
  Division 31                                      17        52        89        195
Founders Growth Division 30                        17        54        92        201
Neuberger&Berman Guardian Trust
  Division 29                                      15        47        81        177
Putnam Global Growth Division 28                   19        58       100        216
Putnam New Opportunities Division 26               17        52        90        197
Putnam OTC & Emerging Growth Division 27           18        55        96        208
Scudder Growth and Income Division 21              14        43        75        164
Templeton Foreign Division 32                      17        53        91        199
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                                9        29        51        114
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                       9        28        48        108
Vanguard/Wellington Division 25                    12        36        63        139
Vanguard/Windsor II Division 24                    12        39        67        148


EXAMPLE #2 -- Assuming No Surrender at the End of the
                   Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $15       $48      $ 83       $181
AGSPC International Government Bond Division 13    12        39        67        148
AGSPC Money Market Division 6                      12        39        67        149
AGSPC Science & Technology Division 17             16        51        88        192
AGSPC Social Awareness Division 12                 12        39        67        148
AGSPC Stock Index Division 10                      10        32        55        122
American Century -- Twentieth Century Ultra
  Division 31                                      17        53        92        201
Founders Growth Division 30                        18        55        95        207
Neuberger&Berman Guardian Trust
  Division 29                                      16        49        84        183
Putnam Global Growth Division 28                   19        60       103        222
Putnam New Opportunities Division 26               17        54        93        203
Putnam OTC & Emerging Growth Division 27           18        57        98        214
Scudder Growth and Income Division 21              14        45        78        170
Templeton Foreign Division 32                      18        55        94        205
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               10        31        54        120
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                       9        30        51        114
Vanguard/Wellington Division 25                    12        38        66        145
Vanguard/Windsor II Division 24                    13        40        70        155

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $62      $ 98      $133       $181
AGSPC International Government Bond Division 13        59        89       117        148
AGSPC Money Market Division 6                          59        89       117        149
AGSPC Science & Technology Division 17                 63       101       138        192
AGSPC Social Awareness Division 12                     59        89       117        148
AGSPC Stock Index Division 10                          57        82       105        122
American Century -- Twentieth Century Ultra Division
  31                                                   64       103       142        201
Founders Growth Division 30                            64       105       145        207
Neuberger&Berman Guardian Trust
  Division 29                                          62        98       134        183
Putnam Global Growth Division 28                       66       109       153        222
Putnam New Opportunities Division 26                   64       104       143        203
Putnam OTC & Emerging Growth Division 27               65       107       148        214
Scudder Growth and Income Division 21                  61        95       128        170
Templeton Foreign Division 32                          64       104       144        205
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio Division 22                      57        81       104        120
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio Division 23                  56        80       101        114
Vanguard/Wellington Division 25                        59        88       116        145
Vanguard/Windsor II Division 24                        60        90       120        155


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00% to 1.25% depending upon the Variable Account Option selected.

(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.21%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%). With respect to American
    Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.


(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution for reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, effective May 1, 1998, directly to the Division which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger&Berman Management Incorporated voluntarily bears certain expenses of the Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Portfolio Director 2 Series 2.1.40 to 2.12.40 is a new variable annuity product; therefore, there is no Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown reflect in the graphs Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,045
        12/31/95             14,763
        12/31/96             17,517
        12/31/97             21,068


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,916
        12/31/92             11,184
        12/31/93             12,696
        12/31/94             13,183
        12/31/95             15,568
        12/31/96             16,156
        12/31/97             15,283


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,615
        12/31/89             11,501
        12/31/90             12,336
        12/31/91             12,942
        12/31/92             13,283
        12/31/93             13,558
        12/31/94             13,989
        12/31/95             14,678
        12/31/96             15,322
        12/31/97             16,019


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,510
        12/31/95             20,102
        12/31/96             22,741
        12/31/97             23,191


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,110
        12/31/90              9,926
        12/31/91             12,618
        12/31/92             12,962
        12/31/93             13,903
        12/31/94             13,621
        12/31/95             18,812
        12/31/96             23,184
        12/31/97             30,846


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,358
        12/31/89             14,582
        12/31/90             13,935
        12/31/91             17,865
        12/31/92             18,938
        12/31/93             20,684
        12/31/94             20,704
        12/31/95             28,257
        12/31/96             34,475
        12/31/97             45,607


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA
FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,257
        12/31/89             15,312
        12/31/90             16,636
        12/31/91             30,810
        12/31/92             30,996
        12/31/93             37,510
        12/31/94             35,919
        12/31/95             49,126
        12/31/96             55,453
        12/31/97             67,777


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,420
        12/31/89             14,681
        12/31/90             13,048
        12/31/91             19,118
        12/31/92             19,811
        12/31/93             24,724
        12/31/94             23,758
        12/31/95             34,383
        12/31/96             39,820
        12/31/97             50,073


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,729
        12/31/89             15,375
        12/31/90             14,565
        12/31/91             19,451
        12/31/92             23,010
        12/31/93             25,968
        12/31/94             26,209
        12/31/95             34,387
        12/31/96             40,234
        12/31/97             47,122


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,840
        12/31/89             13,421
        12/31/90             12,116
        12/31/91             14,209
        12/31/92             14,159
        12/31/93             18,558
        12/31/94             18,292
        12/31/95             20,878
        12/31/96             24,181
        12/31/97             27,241


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,056
        12/31/91             18,411
        12/31/92             22,988
        12/31/93             30,324
        12/31/94             31,145
        12/31/95             45,290
        12/31/96             49,882
        12/31/97             60,749


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,551
        12/31/89             14,809
        12/31/90             13,275
        12/31/91             18,585
        12/31/92             20,819
        12/31/93             27,329
        12/31/94             27,778
        12/31/95             43,061
        12/31/96             44,758
        12/31/97             49,018


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,107
        12/31/89             13,917
        12/31/90             13,479
        12/31/91             17,130
        12/31/92             18,609
        12/31/93             21,331
        12/31/94             21,702
        12/31/95             28,228
        12/31/96             34,185
        12/31/97             44,202


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND
Class I Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,130
        12/31/89             15,739
        12/31/90             15,178
        12/31/91             17,844
        12/31/92             17,756
        12/31/93             24,148
        12/31/94             24,092
        12/31/95             26,623
        12/31/96             31,204
        12/31/97             33,073


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,878
        12/31/89             12,424
        12/31/90             13,085
        12/31/91             15,687
        12/31/92             17,076
        12/31/93             19,387
        12/31/94             18,208
        12/31/95             22,821
        12/31/96             22,747
        12/31/97             25,651


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,824
        12/31/89             12,658
        12/31/90             13,278
        12/31/91             15,461
        12/31/92             16,467
        12/31/93             19,070
        12/31/94             17,580
        12/31/95             22,681
        12/31/96             22,071
        12/31/97             24,916


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,513
        12/31/89             13,882
        12/31/90             13,380
        12/31/91             16,405
        12/31/92             17,556
        12/31/93             19,762
        12/31/94             19,502
        12/31/95             25,705
        12/31/96             29,598
        12/31/97             36,149


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]

                            PERIOD ENDED DECEMBER 31


VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             12,368
        12/31/89             15,676
        12/31/90             13,994
        12/31/91             17,858
        12/31/92             19,830
        12/31/93             22,339
        12/31/94             21,894
        12/31/95             30,140
        12/31/96             37,087
        12/31/97             48,663


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988


[CHART]


                            PERIOD ENDED DECEMBER 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
     -------------       -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:


- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:


  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
 Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing, (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and on the administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT


  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are a voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the
Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to other contract forms are not permitted, (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or


     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000


We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.


YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I



                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                         INCEPTION     SINCE
                  FUND AND DIVISION*                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15).............................  04/29/94      21.52%        --         --     28.85%   15.19%
AGSPC International Government Bond Fund (Division
  13)..................................................  10/01/91       6.89         --       5.53%     3.41    (9.73)
AGSPC Money Market Fund (Division 6)...................  01/16/86         --       4.70%      2.82      2.97    (0.23)
AGSPC Science & Technology Fund (Division 17)..........  04/29/94      24.81         --         --     21.61    (2.68)
AGSPC Social Awareness Fund (Division 12)..............  10/02/89      14.48         --      18.30     30.22    27.95
AGSPC Stock Index Fund (Division 10)...................  04/20/87         --      16.25      18.58     29.00    27.20
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81         --      20.99      16.30     22.37    17.14
Founders Growth (Division 30)..........................  01/05/62         --      17.38      19.80     27.09    20.66
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50         --      16.67      14.75     20.36    12.04
Putnam Global Growth (Division 28).....................  09/01/67         --      10.45      13.29     12.81     7.57
Putnam New Opportunities (Division 26).................  08/31/90      27.75%        --      26.68     23.77    16.70
Putnam OTC & Emerging Growth (Division 27).............  11/01/82         --      17.13      18.07     19.59     4.52
Scudder Growth and Income (Division 21)(2).............  11/13/84         --      15.93      18.29     25.61    24.21
Templeton Foreign (Division 32)........................  10/05/82         --      12.61      12.54      9.68     1.15
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73         --       9.79       7.66     10.67     7.69
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86         --       9.47       7.82     10.90     7.81
Vanguard/Wellington (Division 25)......................  07/01/29         --      13.62      14.88     21.63    17.05
Vanguard/Windsor II (Division 24)......................  06/24/85         --      17.05      19.08     29.41    26.12


---------------


 * The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, he performance figures for the Divisions would be higher.



(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.


(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II


                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                         INCEPTION     SINCE
                  FUND AND DIVISION*                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15).............................  04/29/94      22.45%        --         --     28.00%   20.27%
AGSPC International Government Bond Fund
  (Division 13)........................................  10/01/91       7.01         --       6.44%     5.05    (5.41)
AGSPC Money Market Fund (Division 6)...................  01/16/86                  4.82%      3.82      4.62     4.55
AGSPC Science & Technology Fund (Division 17)..........  04/29/94      25.69         --         --     22.84     1.98
AGSPC Social Awareness Fund (Division 12)..............  10/02/89      14.62         --      18.93     31.32    33.04
AGSPC Stock Index Fund (Division 10)...................  04/20/87                 16.39      19.22     30.11    32.29
American Century -- Twentieth Century Ultra (Division
  31)..................................................  11/02/81         --      21.09      16.94     23.57    22.23
Founders Growth (Division 30)..........................  01/05/62         --      17.48      20.38     28.21    25.75
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50         --      16.77      15.41     21.60    17.12
Putnam Global Growth (Division 28).....................  09/01/67         --      10.54      13.98     14.20    12.65
Putnam New Opportunities (Division 26).................  08/31/90      27.85%        --      21.45     24.94    21.79
Putnam OTC & Emerging Growth (Division 27).............  11/01/82         --      17.23      18.68     20.84     9.52
Scudder Growth and Income (Division 21)(2).............  11/13/84         --      16.02      18.89     26.76    29.31
Templeton Foreign (Division 32)........................  10/05/82         --      12.71      13.25     11.14     5.99
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)..........  07/09/73         --       9.88       8.48     12.10    12.76
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)......  05/19/86         --       9.56       8.64     12.33    12.89
Vanguard/Wellington (Division 25)......................  07/01/29         --      13.71      15.54     22.84    22.14
Vanguard/Windsor II (Division 24)......................  06/24/85         --      17.14      19.67     30.50    31.21


---------------


* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22)


   and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not


   take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.
                                                                       TABLE III


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                        INCEPTION     SINCE
                  FUND AND DIVISION*                      DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                    ---------   ---------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15).......................  04/29/94     110.68%         --        --    109.73%   20.27%
AGSPC International Government Bond Fund (Division
  13).................................................  10/01/91      52.82          --     36.65%    15.93    (5.41)
AGSPC Money Market Fund (Division 6)..................  01/16/86         --       60.19%    20.60     14.51     4.55
AGSPC Science & Technology Fund (Division 17).........  04/29/94     131.91          --        --     85.37     1.98
AGSPC Social Awareness Fund (Division 12).............  10/02/89     208.46          --    137.98    126.46    33.04
AGSPC Stock Index Fund (Division 10)..................  04/20/87         --      356.07    140.82    120.28    32.29
American Century -- Twentieth Century Ultra (Division
  31).................................................  11/02/81         --      577.77    118.65     88.69    22.23
Founders Growth (Division 30).........................  01/05/62         --      400.73    152.75    110.77    25.75
Neuberger&Berman Guardian Trust (Division 29)(1)......  06/01/50         --      371.22    104.78     79.79    17.12
Putnam Global Growth (Division 28)....................  09/01/67         --      172.41     92.38     48.92    12.65
Putnam New Opportunities (Division 26)................  08/31/90     507.50          --    164.27     95.05    21.79
Putnam OTC & Emerging Growth (Division 27)............  11/07/82         --      390.19    135.45     76.47     9.52
Scudder Growth and Income (Division 21)(2)............  11/13/84         --      342.03    137.52    103.68    29.31
Templeton Foreign (Division 32).......................  10/05/82         --      230.73     86.27     37.28     5.99
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22).........  07/09/73         --      156.51     50.22     40.88    12.76
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23).....  05/19/86         --      149.16     51.31     41.73    12.89
Vanguard/Wellington (Division 25).....................  07/01/29         --      261.50    105.90     85.37    22.14
Vanguard/Windsor II (Division 24).....................  06/24/85         --      386.63    145.39    122.27    31.21


---------------


* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on January 1, 1998.



** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) simplified deferred
     compensation plans of private
     employers.


  - Section 408(p) SIMPLE retirement


accounts.


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified

--------------------------------------------------------------------------------

Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.60% - 0.85% during the purchase period and 1% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000

--------------------------------------------------------------------------------


Year 2000 Risks



Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                           G.A. #
   Address:                                                        Policy #
   Social Security Number:
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   12
    Tax Free Rollovers, Transfers and Exchanges.....   13
Exchange Privilege..................................   14
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   14
    Exchanges From Independence Plus Contracts......   14
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   18
    Exchanges From Compounder Contracts.............   19
    Information Which May Be Applicable To Any
      Exchange......................................   20
Calculation of Surrender Charge.....................   21
 Illustration of Surrender Charge on Total Surrender   21
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   21
Purchase Unit Value.................................   22
    Illustration of Calculation of Purchase Unit
      Value.........................................   22
    Illustration of Purchase of Purchase Units......   22
Performance Calculations............................   22
    AGSPC Money Market Division Yields..............   22
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   22
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   22
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   23
Standardized Yield for Bond Fund Divisions..........   23
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   23
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   23
    Calculation of Average Annual Total Return......   24
Performance Information.............................   25
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   25
    Performance Compared to Market Indices..........   25
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   28
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   28



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   29
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   29
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   30
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   30
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   31
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   32
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   32
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   33
    Putnam OTC & Emerging Growth Division Twenty-
      seven Compared to Russell 2000 Index and S&P
      500 Index.....................................   34
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   34
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-two Compared to Merrill Lynch Corporate
      Master Index..................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-three Compared to Lehman
      Brothers U.S. Treasury Long-Term Index........   36
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   36
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   37
Payout Payments.....................................   38
    Assumed Investment Rate.........................   38
    Amount of Payout Payments.......................   38
    Payout Unit Value...............................   38
    Illustration of Calculation of Payout Unit
      Value.........................................   39
    Illustration of Payout Payments.................   39
Distribution of Variable Annuity Contracts..........   40
Experts.............................................   40
Comments on Financial Statements....................   41

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR T
SEPARATE ACCOUNT A

                                                                     May 1, 1998

PROSPECTUS

Certain series of Portfolio Director T consist of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director T consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer sponsored retirement plans. Portfolio Director T may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director T is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director T permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

TEN VARIABLE ACCOUNT OPTIONS*

American General Series Portfolio     Scudder Kemper Investments, Inc.:        The Vanguard Group, Inc.:
 Company (AGSPC):                     Scudder Growth and Income Fund           Vanguard Fixed Income
  Asset Allocation Fund                                                            Securities Fund --
  Growth Fund                                                                      Long-Term Corporate
  Money Market Fund                                                                Portfolio
  Science & Technology Fund                                                    Vanguard Fixed Income
  Small Cap Index Fund                                                             Securities Fund --
  Social Awareness Fund                                                            Long-Term U.S.
  Stock Index Fund                                                                 Treasury Portfolio

* Each of these mutual funds is publicly available except for the seven AGSPC Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director T. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director T and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
ABOUT THE PROSPECTUS...........................     1
PROFILE OF PORTFOLIO DIRECTOR T................     2
FEE TABLE......................................     4
SELECTED PURCHASE UNIT DATA....................     7
ABOUT PORTFOLIO DIRECTOR T.....................     8
ABOUT VALIC....................................     8
ABOUT VALIC SEPARATE ACCOUNT A.................     8
UNITS OF INTERESTS.............................     8
VARIABLE ACCOUNT OPTIONS.......................     9
     Summary of Funds..........................     9
PURCHASE PERIOD................................    15
     Purchase Payments.........................    15
     Purchase Units............................    15
     Calculation of Purchase Unit Value........    15
     Choosing Investment Options...............    16
          Fixed Account Options................    16
          Variable Account Options.............    16
     Stopping Purchase Payments................    16
TRANSFERS BETWEEN INVESTMENT OPTIONS...........    17
     During the Purchase Period................    17
     During the Payout Period..................    17
     Communicating Transfer or Reallocation
       Instructions............................    17
     Effective Date of Transfer................    17
FEES AND CHARGES...............................    18
     Account Maintenance Fee...................    18
     Surrender Charge..........................    18
          Amount of Surrender Charge...........    18
          10% Free Withdrawal..................    18
          Exceptions to Surrender Charge.......    18
     Premium Tax Charge........................    19
     Separate Account Charges..................    19
     Fund Annual Expense Charge................    19
     Other Tax Charges.........................    19
     Reduction or Waiver of Account Maintenance
       Fee, Surrender, Mortality and Expense
       Risk Fee or Administration and
       Distribution Fee Charges................    20
     Separate Account Expense Reimbursement....    20
PAYOUT PERIOD..................................    21
     Fixed Payout..............................    21
     Variable Payout...........................    21
     Combination Fixed and Variable Payout.....    21
     Payout Date...............................    21
     Payout Options............................    21
     Enhancements to Payout Options............    22
     Payout Information........................    22
SURRENDER OF ACCOUNT VALUE.....................    23
     When Surrenders are Allowed...............    23
     Amount That May Be Surrendered............    23
     Surrender Restrictions....................    23
     Partial Surrenders........................    23
     Systematic Withdrawals....................    23
     Distributions Required By Federal Tax
       Law.....................................    24
EXCHANGE PRIVILEGE.............................    25
     Restrictions on Exchange Privilege........    25
     Taxes and Conversion Costs................    25

                                                 PAGE
                                                 ----
     Surrender Charge..........................    25
     Exchange Offers for Contracts Other Than
       Portfolio Director, Portfolio Director 2
       and Portfolio Director T................    25
     Exchange Offer for Portfolio Director,
       Portfolio Director 2 and Portfolio
       Director T..............................    26
     Comparison of Contracts...................    26
     Features of Portfolio Director T..........    26
DEATH BENEFITS.................................    27
     Beneficiary Information...................    27
     Special Information for Individual Non-Tax
       Qualified Contracts.....................    27
     During the Purchase Period................    27
          Interest Guaranteed Death Benefit....    27
          Standard Death Benefit...............    28
     During the Payout Period..................    28
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS...................    29
     Types of Investment Performance
       Information Advertised..................    29
       Total Return Performance Information....    29
       Standard Average Annual Total Return....    29
       Nonstandard Average Annual Total
       Return..................................    29
       Cumulative Total Return.................    29
       Annual Change in Purchase Unit Value....    29
       Cumulative Change in Purchase Unit
          Value................................    30
       Total Return Based on Different
          Investment Amounts...................    30
       An Assumed Account Value of $10,000.....    30
     Yield Performance Information.............    30
       AGSPC Money Market Division.............    30
       Divisions Other Than The AGSPC Money
          Market Division......................    30
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in Purchase
       Unit Value Tables.......................    30
OTHER CONTRACT FEATURES........................    33
     Changes That May Not Be Made..............    33
     Change of Beneficiary.....................    33
     Contingent Owner..........................    33
     Cancellation -- The 20 Day "Free Look"....    33
     We Reserve Certain Rights.................    33
     Relationship to Employer's Plan...........    33
VOTING RIGHTS..................................    34
     Who May Give Voting Instructions..........    34
     Determination of Fund Shares Attributable
       to Your Account.........................    34
       During Purchase Period..................    34
       During Payout Period or after a Death
          Benefit Has Been Paid................    34
     How Fund Shares Are Voted.................    34
FEDERAL TAX MATTERS............................    35
     Type of Plans.............................    35
     Tax Consequences in General...............    35
     Effect of Tax-Deferred Accumulations......    36

YEAR 2000......................................    38
     Year 2000 Risks...........................    38

                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        17
Annuitant                            27
Assumed Investment Rate              21
Beneficiary                          27
Contract Owner                       27
Division                             29
Fixed Account Options                27
Home Office                          17
Mutual Fund or Fund                  08
Participant                          01
Participant Year                     18
Payout Period                        17
Payout Unit                          21
Purchase Payments                 15,29
Purchase Period                      17
Purchase Unit                        16
VALIC Separate Account A             34
Variable Account Options          09,27

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director T, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director T will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director T except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director T. This summary is called the "Profile of Portfolio Director T." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR T
--------------------------------------------------------------------------------

Portfolio Director T is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director T's major features is presented below. For a more detailed discussion of Portfolio Director T, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director T offers you a choice from among 10 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC Small Cap Index    Growth through investments tracking the Russell 2000(R)     VALIC
EQUITY              Fund                     Index
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Stock              Growth through investments tracking                         VALIC
                    Index                    the S&P 500(R) Index
                    Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              Scudder Growth           Long-term growth of capital, current                        Scudder
FUNDS               and Income Fund          income and growth of income
-------------------------------------------------------------------------------------------------------------------------------
INCOME              Vanguard Fixed Income    Income through investment                                   Vanguard
FUNDS               Securities               in long-term high quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset              Maximum return through investments in                       VALIC
ALLOCATION          Allocation               a mix of stocks, bonds and money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --
-----------------------------------------------------------------------------------------------------------------------
                     SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX                Bankers Trust
EQUITY
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     Bankers Trust
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSET                N/A
ALLOCATION
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director T offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director T offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director T's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.80% during the purchase period and 1.00% during the payout period on the average daily net asset value of VALIC Separate Account
A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director T can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                       MORTALITY     ADMINISTRATION     SEPARATE
                                          AND             AND            ACCOUNT         TOTAL
                                      EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                FUND                     FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                ----                  ------------   --------------   -------------   -----------
AGSPC Asset Allocation                    0.25%           0.55%              --          0.80%
AGSPC Growth                              0.25            0.55               --          0.80
AGSPC Money Market                        0.25            0.55               --          0.80
AGSPC Science & Technology                0.25            0.55               --          0.80
AGSPC Small Cap Index                     0.25            0.55               --          0.80
AGSPC Social Awareness                    0.25            0.55               --          0.80
AGSPC Stock Index                         0.25            0.55               --          0.80
Scudder Growth and Income(4)              0.25            0.80            (0.25)         0.80
Vanguard Fixed Income Securities
  Fund --
  Long-Term Corporate Portfolio(5)        0.25            0.80           (0.25)          0.80
Vanguard Fixed Income Securities
  Fund --
  Long-Term U.S. Treasury
  Portfolio(5)                            0.25            0.80           (0.25)          0.80

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):

                                                     MANAGEMENT        OTHER      TOTAL FUND
                       FUND                             FEES        EXPENSES(6)    EXPENSES
                       ----                          ----------     -----------   ----------
AGSPC Asset Allocation(7)                               0.50%          0.07%         0.57%
AGSPC Growth                                            0.80           0.06          0.86
AGSPC Money Market                                      0.50           0.07          0.57
AGSPC Science & Technology                              0.90           0.06          0.96
AGSPC Small Cap Index                                   0.35           0.06          0.41
AGSPC Social Awareness                                  0.50           0.06          0.56
AGSPC Stock Index                                       0.27           0.07          0.34
Scudder Growth and Income                               0.46           0.30          0.76
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio                                   0.03           0.29          0.32
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio                               0.01           0.26          0.27

                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director T Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Asset Allocation Division 5                 $14      $ 43      $ 75       $165
AGSPC Growth Division 15                           17        52        90        197
AGSPC Money Market Division 6                      14        43        75        165
AGSPC Science & Technology Division 17             18        55        96        208
AGSPC Small Cap Index Division 14                  12        38        67        147
AGSPC Social Awareness Division 12                 14        43        75        164
AGSPC Stock Index Division 10                      12        36        63        139
Scudder Growth and Income Division 21              16        49        85        186
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               11        36        62        137
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      11        34        59        131

EXAMPLE #2 -- Assuming No Surrender at the End of the
                   Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director T Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Asset Allocation Division 5                 $15      $ 45      $ 78       $171
AGSPC Growth Division 15                           17        54        93        203
AGSPC Money Market Division 6                      15        45        78        171
AGSPC Science & Technology Division 17             18        57        98        214
AGSPC Small Cap Index Division 14                  13        40        70        153
AGSPC Social Awareness Division 12                 14        45        78        170
AGSPC Stock Index Division 10                      12        38        66        145
Scudder Growth and Income Division 21              16        51        88        192
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio Division
  22                                               12        37        65        143
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio
  Division 23                                      11        36        62        137

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director T Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Asset Allocation Division 5                     $61      $ 95      $128       $171
AGSPC Growth Division 15                               64       104       143        203
AGSPC Money Market Division 6                          61        95       128        171
AGSPC Science & Technology Division 17                 65       107       148        214
AGSPC Small Cap Index Division 14                      60        90       120        153
AGSPC Social Awareness Division 12                     61        95       128        170
AGSPC Stock Index Division 10                          59        88       116        145
Scudder Growth and Income Division 21                  63       101       138        192
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22            59        87       115        143
Vanguard Fixed Income Securities Fund -- Long-Term
  U.S. Treasury Portfolio Division 23                  58        86       112        137

------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00%, depending upon the Variable Account Option selected.

(4) For Scudder Growth and Income Fund the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division is reduced by an amount equal to payments (0.25%) from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, effective May 1, 1998, directly to the Division which may be terminated by the Company at any time without notice.

(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

(7) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Portfolio Director T is a new variable annuity product; therefore, there is no Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR T

Portfolio Director T was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director T can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director T will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director T called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director T.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director T. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director T's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director T. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Portfolio Director
T. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director T. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director T. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director T, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director T, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director T be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director T. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR T
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director T enables you to participate in Divisions that represent ten Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Three of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director T and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 7 funds, for which VALIC serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 2 funds for which Vanguard Fixed Income Group serves as investment adviser.

Each of these Funds is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values in the graphs shown reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director T.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   --------
        01/01/88            $10,000
        12/31/88             10,885
        12/31/89             12,631
        12/31/90             12,228
        12/31/91             14,719
        12/31/92             14,496
        12/31/93             15,714
        12/31/94             15,385
        12/31/95             19,045
        12/31/96             20,990
        12/31/97             25,531

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

* The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,032
        12/31/95             14,715
        12/31/96             17,425
        12/31/97             20,916

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,593
        12/31/89             11,455
        12/31/90             12,263
        12/31/91             12,839
        12/31/92             13,151
        12/31/93             13,397
        12/31/94             13,795
        12/31/95             14,445
        12/31/96             15,049
        12/31/97             15,702

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,494
        12/31/95             20,036
        12/31/96             22,623
        12/31/97             23,023

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
SMALL CAP INDEX FUND
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.*

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,143
        12/31/93             12,814
        12/31/94             12,288
        12/31/95             15,562
        12/31/96             18,020
        12/31/97             21,532

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

* The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.
AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
10/02/89                    $10,000
12/31/89                     10,105
12/31/90                      9,901
12/31/91                     12,562
12/31/92                     12,878
12/31/93                     13,786
12/31/94                     13,479
12/31/95                     18,580
12/31/96                     22,853
12/31/97                     30,345

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,336
12/31/89                     14,525
12/31/90                     13,852
12/31/91                     17,724
12/31/92                     18,751
12/31/93                     20,439
12/31/94                     20,418
12/31/95                     27,812
12/31/96                     33,865
12/31/97                     44,712

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     11,085
12/31/89                     13,862
12/31/90                     13,399
12/31/91                     16,995
12/31/92                     18,425
12/31/93                     21,078
12/31/94                     21,402
12/31/95                     27,783
12/31/96                     33,580
12/31/97                     43,335

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

[CHART]
                            PERIOD ENDED DECEMBER 31

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,856
12/31/89                     12,374
12/31/90                     13,007
12/31/91                     15,563
12/31/92                     16,907
12/31/93                     19,157
12/31/94                     17,956
12/31/95                     22,460
12/31/96                     22,343
12/31/97                     25,145

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
01/01/88                    $10,000
12/31/88                     10,802
12/31/89                     12,608
12/31/90                     13,199
12/31/91                     15,339
12/31/92                     16,304
12/31/93                     18,844
12/31/94                     17,337
12/31/95                     22,323
12/31/96                     21,679
12/31/97                     24,425

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director T account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director T was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director T.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

Choosing Investment Options
There are 12 investment options offered in Portfolio Director T. This includes 2 Fixed Account Options and 10 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 10 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.
FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director T Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director T account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director T without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director T's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director T's investment options subject to the following limitations:

                             % OF ACCOUNT
                  ----------------------------------     OTHER
 ACCOUNT OPTION       VALUE           FREQUENCY       RESTRICTIONS
 --------------   -------------  -------------------  ------------
Variable:          Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable      Up to 100%    Once every 365 days      None
 Payout:           of money in
                    variable
                  option payout
Fixed:            Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director T, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director T is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director T is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.80% during the Purchase Period and 1.00% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director T, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee, and administration and distribution fee see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director T may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are involuntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director T. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director T Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director T. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director T. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director T to other contract forms are not permitted. (Exchanges between Portfolio Director T and other contracts in the Portfolio Director series of annuities are permitted.)

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director T. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director T. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director T.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director T.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director T will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director T, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director T will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director T.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director T for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director T surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2 AND PORTFOLIO DIRECTOR T

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director T will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2 AND PORTFOLIO DIRECTOR T

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director and Portfolio Director 2 to Portfolio Director T. You may also exchange from Portfolio Director T to Portfolio Director 2 and Portfolio Director. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director T, Portfolio Director and Portfolio Director 2.

Portfolio Director, Portfolio Director 2 and Portfolio Director T are available to qualified contracts and certain non-qualified contracts. Portfolio Director T is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director T.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director T. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director T is provided in the Statement of Additional Information. Portfolio Director, Portfolio Director 2 and Portfolio Director T contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

Features of Portfolio Director T

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director T.

  - Portfolio Director T has 3 publicly available mutual funds as investment options.

  - The Portfolio Director T surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director T has an Interest Guaranteed Death Benefit.

  - Portfolio Director T's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Portfolio Director T's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director T will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director T may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director T.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director T are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director T. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director T are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director T was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director T in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director T at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director T will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director T. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director T.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director T charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director T of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.80% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)

                                                         INCEPTION     SINCE
                  FUND AND DIVISION*                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)(1)............  09/06/83                  9.69      11.22     17.07    16.55
AGSPC Growth Fund (Division 15)........................  04/29/94      21.28         --         --     26.60    14.95
AGSPC Money Market Fund (Division 6)...................  01/16/86         --       4.49       2.61      2.76    (0.43)
AGSPC Science & Technology Fund (Division 17)..........  04/29/94      24.56         --         --     21.36    (2.88)
AGSPC Small Cap Index Fund (Division 14)...............  05/01/92      14.66         --      13.73     19.94    16.33
AGSPC Social Awareness Fund (Division 12)..............  10/02/89      14.26         --      18.06     29.96    27.69
AGSPC Stock Index Fund (Division 10)...................  04/20/87         --      16.01      18.34     28.74    26.94
Scudder Growth and Income (Division 21)(2).............  11/13/84         --      15.70      18.05     25.36    23.96
Vanguard Fixed Income Securities Fund-
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73         --       9.57       7.45     10.46     7.52
Vanguard Fixed Income Securities Fund-
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86         --       9.25       7.60     10.67     7.59

---------------

 * The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on May 1, 1998.

 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.
(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.
(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on
                                                                   May 31, 1929.
                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)

                                                         INCEPTION     SINCE
                  FUND AND DIVISION*                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)...............  09/06/83         --       9.83%     11.99%    18.39%   21.64%
AGSPC Growth Fund (Division 15)........................  04/29/94      22.21         --         --     27.75    20.04
AGSPC Money Market Fund (Division 6)...................  01/16/86         --       4.62%      3.61      4.41     4.34
AGSPC Science & Technology Fund (Division 17)..........  04/29/94      25.44         --         --     22.60     1.77
AGSPC Small Cap Index Fund (Division 14)...............  05/01/92      14.47         --      14.08     20.56    19.49
AGSPC Social Awareness Fund (Division 12)..............  10/02/89      14.39         --      18.70     31.06    32.78
AGSPC Stock Index Fund (Division 10)...................  04/20/87                 16.16      18.98     29.86    32.03
Scudder Growth and Income (Division 21)(2).............  11/13/84         --      15.79      18.65     26.51    29.05
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73         --       9.66       8.26     11.88    12.54
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86         --       9.34       8.42     12.10    12.67

---------------

* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on May 1, 1998.
** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                       TABLE III
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)

                                                        INCEPTION     SINCE
                  FUND AND DIVISION*                      DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ------------------                    ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)..............  09/06/83         --      155.31%    76.13%    65.94%   21.64%
AGSPC Growth Fund (Division 15).......................  04/29/94     109.16          --        --    108.49    20.04
AGSPC Money Market Fund (Division 6)..................  01/16/86         --       57.02     19.40     13.83     4.34
AGSPC Science & Technology Fund (Division 17).........  04/29/94     130.23          --        --     84.28     1.77
AGSPC Small Cap Index Fund (Division 14)..............  05/01/92     115.32          --     93.24     75.22    19.49
AGSPC Social Awareness Fund (Division 12).............  10/02/89     203.45          --    135.63    125.12    32.78
AGSPC Stock Index Fund (Division 10)..................  04/20/87                 347.12    138.45    118.99    32.03
Scudder Growth and Income (Division 21)(2)............  11/13/84         --      333.35    135.19    102.48    29.05
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.......  07/09/73         --      151.45     48.73     40.04    12.54
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**...  05/19/86         --      144.25     49.81     40.88    12.67

---------------

* The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase on May 1, 1998.

** The performance figures for the Vanguard Fixed Income Securities
   Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director T may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director T in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director T was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director T may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director T provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director T is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred
     compensation plans of private
     employers.

  - Section 408(p) SIMPLE retirement
     accounts.

The foregoing Contracts are "Qualified Contracts." Portfolio Director T may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director T is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director T can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director T is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director T Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.80% during the purchase period and 1% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                           G.A. #
   Address:                                                        Policy #
   Social Security Number:
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   12
    Tax Free Rollovers, Transfers and Exchanges.....   13
Exchange Privilege..................................   14
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   14
    Exchanges From Independence Plus Contracts......   14
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   18
    Exchanges From Compounder Contracts.............   19
    Information Which May Be Applicable To Any
      Exchange......................................   20
Calculation of Surrender Charge.....................   21
 Illustration of Surrender Charge on Total Surrender   21
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   21
Purchase Unit Value.................................   22
    Illustration of Calculation of Purchase Unit
      Value.........................................   22
    Illustration of Purchase of Purchase Units......   22
Performance Calculations............................   22
    AGSPC Money Market Division Yields..............   22
    Calculation of Yield for AGSPC Money Market
      Division Six..................................   22
    Illustration of Calculation of Yield for AGSPC
      Money Market Division Six.....................   22
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   23
Standardized Yield for Bond Fund Divisions..........   23
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   23
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   23
    Calculation of Average Annual Total Return......   24
Performance Information.............................   25
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   25
    Performance Compared to Market Indices..........   25
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   28
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   28

                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   29
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   29
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   30
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   30
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   31
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   32
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   32
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   33
    Putnam OTC & Emerging Growth Division Twenty-
      seven Compared to Russell 2000 Index and S&P
      500 Index.....................................   34
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   34
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-two Compared to Merrill Lynch Corporate
      Master Index..................................   35
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-three Compared to Lehman
      Brothers U.S. Treasury Long-Term Index........   36
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   36
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   37
Payout Payments.....................................   38
    Assumed Investment Rate.........................   38
    Amount of Payout Payments.......................   38
    Payout Unit Value...............................   38
    Illustration of Calculation of Payout Unit
      Value.........................................   39
    Illustration of Payout Payments.................   39
Distribution of Variable Annuity Contracts..........   40
Experts.............................................   40
Comments on Financial Statements....................   41

                      (This page intentionally left blank)

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

   There are also more than thirty-six branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

            SUPPLEMENT DATED MAY 1, 1998 TO STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 1998

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2
                            FOR SERIES 2.1 TO 2.12,
                           SERIES 2.1.20 TO 2.12.20,
                            SERIES 2.1.40 TO 2.12.40

The Statement of Additional Information ("SAI") has been amended as described below to reflect the availability of the AGSPC Asset Allocation Division Five and the AGSPC Small Cap Index Division Fourteen as investment options under Certain Contracts.

The following paragraph has been added as the first paragraph to the section of the SAI entitled "Performance Compared to Market Indices."

    The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R)** Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.
---------------

** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The AGSPC Asset Allocation Fund, the AGSPC MidCap Index Fund and the AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

The following paragraph replaces the sixth paragraph in the section of the SAI entitled "Performance Compared to Market Indices."

    The performance of the AGSPC Small Cap Index Division Fourteen and the Putnam OTC & Emerging Growth Division Twenty-seven may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.
---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

The following tables showing the Hypothetical $10,000 Account Value and Cumulative Return of the AGSPC Asset Allocation Division Five and the AGSPC Small Cap Index Division Fourteen have been added to the section of the SAI entitled "Performance Information."

AGSPC Asset Allocation* Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 6, 1983

                           ASSET ALLOCATION                               S&P 500     BLENDED
                            DIVISION FIVE                                  INDEX      INDEX**
----------------------------------------------------------------------    -------     -------
01/1/88.....................................................  $10,000     $10,000     $10,000
12/31/88....................................................   10,885      11,661      11,257
12/31/89....................................................   12,631      15,356      13,858
12/31/90....................................................   12,228      14,879      14,164
12/31/91....................................................   14,719      19,412      17,401
12/31/92....................................................   14,496      20,891      18,663
12/31/93....................................................   15,714      22,997      20,473
12/31/94....................................................   15,385      23,300      20,472
12/31/95....................................................   19,045      32,056      26,080
12/31/96....................................................   20,990      39,419      29,688
12/31/97....................................................   25,531      52,569      36,201

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1997)

                                                               10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                               --------   -------    -------     ------
Investment Division
     AGSPC Asset Allocation Division Five...................    155.31%     76.13%     65.94%     21.64%
Benchmark Comparison
     S&P 500 Index..........................................    425.69%    151.63%    125.62%     33.36%
     Blended Index*.........................................    262.01%     93.97%     76.83%     21.94%

---------------

 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                                                                                          RUSSELL
                              SMALL CAP INDEX                                              2000
                             DIVISION FOURTEEN                                             INDEX
---------------------------------------------------------------------------            -------------
05/01/92....................................................  $      10,000            $      10,000
12/31/92....................................................         11,143                   11,416
12/31/93....................................................         12,814                   13,571
12/31/94....................................................         12,288                   13,324
12/31/95....................................................         15,562                   17,114
12/31/96....................................................         18,020                   19,937
12/31/97....................................................         21,532                   24,396

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1997)

                                                                SINCE
                                                              INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                              ----------     -------      -------       ------
Investment Division
     AGSPC Small Cap Index Division Fourteen................    115.32%       93.24%       75.22%       19.49%
Benchmark Comparison
     Russell 2000...........................................    143.96%      113.70%       83.10%       22.36%

---------------

* This Division was initiated May 1, 1992.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2
                            FOR SERIES 2.1 TO 2.12,
                            SERIES 2.1.20 TO 2.12.20
                          AND SERIES 2.1.40 TO 2.12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1998



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director 2 dated May 1, 1998 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or The Variable Annuity Marketing Company (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.


(*Portfolio Director 2 is composed of Contract Forms UIT-194, UITG-194,
  UITN-194, UIT-IRA-194, and UIT-SEP-194.)

                               TABLE OF CONTENTS


General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    7
Types of Variable Annuity Contracts.........................    8
Federal Tax Matters.........................................    8
  Tax Consequences of Purchase Payments.....................    9
  Tax Consequences of Distributions.........................   10
  Special Tax Consequences -- Early Distribution............   11
  Special Tax Consequences -- Required Distributions........   12
  Tax Free Rollovers, Transfers and Exchanges...............   13
Exchange Privilege..........................................   14
  Exchanges from Portfolio Director, Exchanges from
     Portfolio Director 2...................................   14
  Exchanges From Independence Plus Contracts................   14
  Exchanges From V-Plan Contracts...........................   16
  Exchanges From SA-1 and SA-2 Contracts....................   17
  Exchanges From Impact Contracts...........................   18
  Exchanges From Compounder Contracts.......................   19
  Information Which May Be Applicable To Any Exchange.......   20
Calculation of Surrender Charge.............................   21
  Illustration of Surrender Charge on Total Surrender.......   21
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   21
Purchase Unit Value.........................................   22
  Illustration of Calculation of Purchase Unit Value........   22
  Illustration of Purchase of Purchase Units................   22
Performance Calculations....................................   22
  AGSPC Money Market Division Yields........................   22
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   22
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six..............................   22
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   23
  Illustration of Calculation of Effective Yield for AGSPC
     Money Market Division Six..............................   23
Standardized Yield for Bond Fund Divisions..................   23
  Calculation of Standardized Yield for Bond Fund
     Divisions..............................................   23
  Illustration of Calculation of Standardized Yield for Bond
     Fund Divisions.........................................   23
  Calculation of Average Annual Total Return................   24
Performance Information.....................................   25
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to
     Benchmark Tables.......................................   25
  Performance Compared to Market Indices....................   25
  AGSPC Growth Division Fifteen Performance Compared to S&P
     500 Index..............................................   28
  AGSPC International Government Bond Division Thirteen
     Performance Compared to Salomon Brothers Non-U.S.
     Dollar World Government Bond Index.....................   28
  AGSPC Money Market Division Six Performance Compared to
     Certificate of Deposit Primary Offering by New York
     City Banks, 30 Day Index (Primary CD Index)............   29
  AGSPC Science & Technology Division Seventeen Performance
     Compared to S&P 500 Index..............................   29
  AGSPC Social Awareness Division Twelve Performance
     Compared to S&P 500 Index..............................   30
  AGSPC Stock Index Division Ten Performance Compared to S&P
     500 Index..............................................   30
  American Century -- Twentieth Century Ultra Division
     Thirty-One Performance Compared to S&P 500 Index and
     NASDAQ Composite Index.................................   31
  Founders Growth Division Thirty Performance Compared to
     S&P 500 Index..........................................   31
  Neuberger&Berman Guardian Trust Division Twenty-Nine
     Performance Compared to S&P 500 Index..................   32

  Putnam Global Growth Division Twenty-Eight Performance
     Compared to MSCI World Index and S&P 500 Index.........   32
  Putnam New Opportunities Division Twenty-Six Performance
     Compared to S&P 500 Index..............................   33
  Putnam OTC & Emerging Growth Division Twenty-Seven
     Performance Compared to Russell 2000 Index and S&P 500
     Index..................................................   34
  Scudder Growth and Income Division Twenty-One Performance
     Compared to S&P 500 Index..............................   34
  Templeton Foreign Division Thirty-Two Performance Compared
     to EAFE Index..........................................   35
  Vanguard Fixed Income Securities Fund -- Long-Term
     Corporate Portfolio Division Twenty-Two Performance
     Compared to Merrill Lynch Corporate Master Index.......   35
  Vanguard Fixed Income Securities Fund -- Long-Term U.S.
     Treasury Portfolio Division Twenty-Three Performance
     Compared to Lehman Brothers U.S. Treasury Long-Term
     Index..................................................   36
  Vanguard/Wellington Division Twenty-Five Performance
     Compared to S&P 500 Index and Merrill Lynch Corporate
     Master Index...........................................   36
  Vanguard/Windsor II Division Twenty-Four Performance
     Compared to S&P 500 Index..............................   37
Payout Payments.............................................   38
  Assumed Investment Rate...................................   38
  Amount of Payout Payments.................................   38
  Payout Unit Value.........................................   38
  Illustration of Calculation of Payout Unit Value..........   39
  Illustration of Payout Payments...........................   39
Distribution of Variable Annuity Contracts..................   40
Experts.....................................................   40
Comments on Financial Statements............................   41

                              GENERAL INFORMATION

MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.4 billion as of December 31, 1997. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,739,191 accounts as of December 31, 1997. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 26,392 as of December 31, 1997. As of December 31, 1997, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1997 the Company's assets totaled more than $33 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     As of December 31, 1997, the Company was marketing Contracts in more than 9,795 public and private, primary and secondary schools with more than 464,729 participant accounts for employees in public and private schools nationwide. From December 31, 1986 to December 31, 1997, the cash value of investments in these Contracts has increased by 291 percent while the number of public and private school groups in these Contracts increased 104 percent and the number of participant accounts in these Contracts increased by 115 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1987 to December 31, 1997, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 176 percent and for the same period the number of participant accounts has increased 141 percent. For the same time period cash values for participants have increased 315 percent. As of December 31, 1997, more than 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1987 to December 31, 1997 Contract cash values have increased 795 percent. During the same period the number of health care groups that have purchased these Contracts increased 290 percent and the number of participant accounts increased 290 percent.



     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1986 to December 31, 1997, Contract cash values for participants in these groups have increased 371 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 233 percent and the number of employer groups has increased 371 percent.



     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 26 of the last 29 states to sponsor ORPs with multiple carriers, as of December 31, 1997. From December 31, 1992 to December 31, 1997, in these ORPs the number of participant accounts increased 105 percent and cash values increased 153 percent to more than $2.3 billion dollars.


     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan

Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.


     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan. Easy Retirement Planning includes:
(1) personal, face-to-face service from highly trained VALIC Retirement Plan Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.



     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., VARDS Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time-to-time, refer to American Century Investment Management, Inc. (ACIM) as investment adviser to the American
Century -- Twentieth Century Ultra Fund (underlying Division Thirty-one). The nation's fourth-largest family of direct-marketed, no-load mutual funds, American Century also represents the 15th-largest family of funds overall. American Century offers nearly 70 no-load funds and manages assets for more than 2 million investors. ACIM, or its predecessor, has been providing investment advisory services to American Century since its founding in 1958. ACIM was formerly known as Investors Research Corporation. American Century, as of December 31, 1997, had more than $61 billion of assets under management.



     The Company may, from time-to-time refer to Founders Asset Management, LLC
(FAM) as investment adviser to Founders Growth Fund (under-lying Division Thirty). FAM and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. FAM offers a range of no-load mutual funds, sub-advisory services and separately managed accounts matched to specific client needs. FAM has established a growth-style management investment process which is consistent throughout all portfolios. The FAM story includes themes of teamwork, experience and strong historical results. These themes weave together into a number of unique products and services which may be suitable for institutions and individuals. FAM, as of December 31, 1997, had over $6 billion of assets under management.



     The Company may, from time to time, refer to Neuberger&Berman Management Inc. (N&B Management) as investment manager to the Portfolio in which Neuberger&Berman Guardian Trust (underlying Division Twenty-nine) invests. In 1939, Roy Neuberger established Neuberger&Berman, LLC, which was then a partnership to manage equity portfolios for individual investors. In 1950, he introduced one of the first no-load mutual funds, Guardian Mutual Fund. N&B Management, an affiliate of Neuberger&Berman, LLC, was later established and now manages a family of mutual funds. N&B Management follows a value approach for Neuberger&Berman Guardian Trust which is intended to provide solid performance in good markets and minimize losses when conditions are less favorable. N&B Management, as of December 31, 1997, had approximately $21.2 billion of assets under management.



     The Company may, from time to time, refer to Putnam Investment Management Inc. (PIM) as investment adviser to the Putnam New Opportunities Fund (underlying Division Twenty-six), Putnam OTC Emerging Growth Fund (underlying Division Twenty-seven) and Putnam Global Growth Fund (underlying Division Twenty-eight). PIM is one of the nation's oldest and largest investment complexes, managing more than 90 different funds and serving more than 9 million shareholder accounts. For the past seven years, PIM and its affiliates have been rated among the top service providers in the nation, according to DALBAR Financial Services, which monitors and evaluates the quality of service provided by virtually every mutual fund family. PIM credits its strength in the financial industry to its highly diversified product line, professional portfolio management and award-winning service. Including institutional accounts, PIM and its affiliates, as of December 31, 1997, had approximately $240 billion of assets under management.



     The Company may, from time to time refer to Scudder Kemper Investments, Inc. ("Scudder Kemper") as investment adviser to the Scudder Growth and Income Fund. Scudder Kemper, is one of the largest and most experienced investment management organizations worldwide, managing assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies and private family and individual accounts. It is a member of the Zurich Group, an internationally recognized leader in financial services, which includes property/casualty and life insurance, reinsurance and asset management. Scudder Kemper, as of January 1, 1998, had more than $200 billion in assets under management.



     The Company may, from time to time, refer to Templeton Global Advisors
(TGA) Limited as investment adviser to the Templeton Foreign Fund (underlying Division Thirty-two). For more than 40 years, the Templeton organization has been a leading global investment management company with offices in the U.S., Australia, Bahamas, Canada, Hong Kong, Luxembourg, Singapore, Russia, Scotland and Germany. Templeton is a member of the $221 billion Franklin Templeton Group with over 6 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and international investing. Templeton, as of December 31, 1997, had more than $94 billion in assets under management.



     Since its founding in 1974, Vanguard has emerged as one of America's largest mutual fund organizations. Today Vanguard provides competitive investment performance, a diversity of fund alternatives and the lowest possible fund operating expenses to nearly 9 million shareholders. Vanguard, as of December 31, 1997, had more than $330 billion of assets under management.


     The Company may, from time to time, refer to the Wellington Management Company, LLP (WMC) as investment adviser to the Vanguard/Wellington Fund (underlying Division Twenty-five) and the Vanguard Fixed Income Securities
Fund -- Long-Term Corporate Portfolio (underlying Division Twenty-two). WMC is a professional investment counseling firm which globally provides investment services to investment companies, institutions and individuals.



     The Company may, from time to time, refer to Vanguard Fixed Income Group
(VFIG) as investment adviser to the Vanguard Fixed Income Securities
Fund -- Long-Term U.S. Treasury Portfolio (underlying Division Twenty-three). VFIG provides investment advisory services to more than 39 Vanguard money market and bond portfolios.



     The Company may, from time to time, refer to Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc. and Vanguard Core Management Group. Each is an investment adviser to Vanguard/Windsor II (underlying Division Twenty-four). Barrow, Hanley, Mewhinney & Strauss, Inc. is a Texas corporation which manages a portion of the equity allocation of the Vanguard/Windsor II. Equinox Capital Management, Inc., a Delaware corporation, Tukman Capital Management, Inc., a Maryland corporation, and Vanguard Core Management Group manage the investment and reinvestment of a portion of the equity allocation of Vanguard/ Windsor II.


     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director 2 in advertisements or sales material. The Company may refer to certain innovative aspects of its products such as having a variety of publicly available mutual funds as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director 2 to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that a company has the highest claims paying ability.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger&Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity Contracts;

(2) single payment deferred annuity Contracts; and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director 2, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. If investment in publicly available mutual funds were to cause the tax deferral provisions described below for these specific types of contracts not to apply, you would be currently taxed on transfers, redemptions, purchase payments and dividend and capital gains distributions.

     In addition, it is also the opinion of VALIC and its tax counsel that, for each other type of Qualified Contract, an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

     Investment earnings on contributions to Non-Qualified Contracts generally will be taxed currently to the owner, and the contracts will not be treated as annuities for federal income tax purposes. For this reason, Non-Qualified Contracts will be offered and sold only to non-natural persons pursuant to the meaning of Section 72 of the Code.

TAX CONSEQUENCES OF PURCHASE PAYMENTS


     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.



     Your voluntary salary reduction contributions are generally limited to $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:


 (i) are not active participants in another retirement plan, and are not married;



 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.



(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $30,000 or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $50,000 or less ($40,000 or less prior to in 1998; adjusted upward for inflation after 1998).



     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.



     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.


     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Con-tracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or


(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.



The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.


     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1998 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.



     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



     SEP. Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.



     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


     Non-Qualified Contracts. Non-natural persons may purchase a Non-Qualified Contract. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is taxable to the Contract Owner when credited to it.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).


     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.


     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.


     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.



     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.


     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. The investment performance of the VALIC Separate Account A is taxable when credited to the contract owner whether or not distributed.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION


     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:


(1) death;

(2) disability;


(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));


(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.


Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.


After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:


(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and


(7) distributions to cover certain costs of higher education tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and



(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.



     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.



     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


     Non-Qualified Contracts. No penalties apply for early distributions under Non-Qualified Contracts sold to non-natural persons.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.


     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.



     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.



     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:


(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.


     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A

"Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.


     A participant generally may aggregate his or her Roth IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.



     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.



     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time and generally do not limit the duration of annuity payments.



TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES


     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.


     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth
IRA) to another provided that no more than one such rollover is made during any twelve-month period.



     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:


 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or a 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director 2. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director 2 provided below.

     In the prospectus we also describe exchanges between Portfolio Director and Portfolio Director 2, as well as among series of Portfolio Director 2, and the restrictions imposed on those exchanges. Specifically once you have exchanged between Portfolio Director and Portfolio 2 or among series of Portfolio Director 2 you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

EXCHANGES FROM PORTFOLIO DIRECTOR,
EXCHANGES FROM PORTFOLIO DIRECTOR 2

  Sales/Surrender Charges.

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing surrender charges upon total or partial surrenders. Both Portfolio Director and Portfolio Director 2 have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director 2 will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director 2.

  Other Charges

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing the quarterly account maintenance fee.

     Both Portfolio Director and Portfolio Director 2 impose an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director 2 the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options

     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, 6 of which invest in a different portfolio of AGSPC and 12 divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Both Portfolio Director and Portfolio Director 2 provide the same annuity options.


EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS


     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 imposes a similar surrender charge upon total or partial surrenders. Both the

Portfolio Director 2 and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment advisers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director 2 permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director 2 both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director 2 may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director 2 provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director 2, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director 2 does not provide for commutation. V-Plan Contracts and Portfolio Directors 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS (GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2 ("Exchanged Amount"). Purchase Payments made to Portfolio Director 2, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company or other investment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Additionally, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a des-ignated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director 2. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director 2 does not provide this option. SA-1 and Portfolio Director 2, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director 2 also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director 2 which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company, or other investment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. In addition, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Impact Contracts and the Portfolio Director 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2. Purchase Payments made to Portfolio Director 2, however, would be subject to the surrender charge under Portfolio Director 2. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Unlike Portfolio Director 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director 2 are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director 2 or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director 2 are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director 2 generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000

    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/92.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/93.........   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/94.........   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/95.........   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/96.........   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/97.........   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                $ 50,000
      Less 10% not subject to Surrender Charge            -5,000
                                                            -----------
      Subject to Surrender Charge                             45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/97..........................  Full Surrender                                        35,100

     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $      1.800000
    3. Number of Purchase Units purchased (1)/(2)...............        55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $      1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*

                       AGSPC MONEY MARKET DIVISION YIELDS
        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 4.22%

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


---------------

* For different series of Portfolio Director 2 which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 4.31%

 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                                              DIV. 13     DIV. 22     DIV. 23
                                                              --------    --------    --------
Standardized Yield..........................................   3.60%       5.33%       4.65%


   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1997, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 3, 5 or 10 year
                         periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown. For different series of Portfolio Director 2 which may have lower charges during the purchase period those amounts shown in the following tables will be higher.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.


     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Growth Division Fifteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, Founders Growth Division Thirty, Neuberger & Berman Guardian Trust Division Twenty-nine, Putnam New Opportunities Division Twenty-six, Scudder Growth and Income Division Twenty-one, and Vanguard/ Windsor II Division Twenty-four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index represents approximately 73% of the aggregate United States equity markets capitalization.



     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The


---------------

* "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.


     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of the American Century-Twentieth Century Ultra Division Thirty-one may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity market. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers
(NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1996, over 5,800 issues were contained in the NASDAQ Composite Price Index.

     The Putnam Global Growth Division Twenty-eight may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighed index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

     The performance of the Putnam OTC & Emerging Growth Division Twenty-seven may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

     The Templeton Foreign Division Thirty-two may be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it performance with the index using the second method.

     The Vanguard Fixed Income Securities Fund -- Long-Term Corporate Division Twenty-two may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity

---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. RussellTM is a trademark of the Frank Russell Trust Company.

of these corporate bond holdings are approximately 12 years.

     The performance of the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio Division Twenty-three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.

     The performance of the Vanguard/Welling-ton Division Twenty-five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%). The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity markets. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of the corporate bond holdings are approximately 12 years.

See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated.

AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,532
12/31/95...................................................   14,667            14,489
12/31/96...................................................   17,333            17,817
12/31/97...................................................   20,765            23,761


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Growth Division Fifteen.............     107.65%        --         107.27%       19.80%
Benchmark Comparison
     S&P 500 Index.............................     137.61%        --         125.62%       33.36%


---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                    SINCE
                                                  INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                  ----------     -------      -------       ------
Investment Division
     AGSPC International Government Bond
       Division Thirteen........................     49.06%        33.95%       14.55%      (5.79)%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World Govern-
       ment Bond Index..........................     65.68%        43.57%       18.35%      (4.41)%


---------------

* This Division was initiated on October 1, 1991.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by
New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
01/01/88................................  $10,000           $10,000
12/31/88................................   10,572            10,737
12/31/89................................   11,410            11,668
12/31/90................................   12,190            12,602
12/31/91................................   12,737            13,289
12/31/92................................   13,020            13,709
12/31/93................................   13,238            14,063
12/31/94................................   13,604            14,565
12/31/95................................   14,217            15,285
12/31/96................................   14,782            15,978
12/31/97................................   15,392            16,742


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division
     AGSPC Money Market Division Six................    53.92%       18.22%       13.15%        4.13%
Benchmark Comparison
     Primary CD Index...............................    67.42%       22.13%       14.95%        4.78%


AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                     AGSPC SCIENCE & TECHNOLOGY                                S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,532
12/31/95...................................................   19,972            14,489
12/31/96...................................................   22,505            17,817
12/31/97...................................................   22,857            23,761


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Science & Technology Division
       Seventeen...............................     128.57%        --          83.19%        1.57%
Benchmark Comparison
     S&P 500 Index.............................     137.61%        --         125.62%       33.36%


---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                    SINCE
                                                  INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                  ----------    -------     -------      ------
Investment Division
     AGSPC Social Awareness Division Twelve.....     198.53%     133.32%     123.81%      32.52%
Benchmark Comparison
     S&P 500 Index..............................     249.67%     151.63%     125.62%      33.36%


---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
01/01/88.................................................  $      10,000            $      10,000
12/31/88.................................................         11,313                   11,661
12/31/89.................................................         14,468                   15,356
12/31/90.................................................         13,770                   14,879
12/31/91.................................................         17,584                   19,412
12/31/92.................................................         18,566                   20,891
12/31/93.................................................         20,197                   22,997
12/31/94.................................................         20,136                   23,300
12/31/95.................................................         27,374                   32,056
12/31/96.................................................         33,267                   39,419
12/31/97.................................................         43,836                   52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     --------     --------     --------
Investment Division
     AGSPC Stock Index Division Ten.............  338.36%      136.11%      117.70%       31.77%
Benchmark Comparison
     S&P 500 Index..............................  425.69%      151.63%      125.62%       33.36%

American Century -- Twentieth Century Ultra Division Thirty-One Performance Compared to S&P 500 Index and NASDAQ Composite Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                                                                                           NASDAQ
                          ULTRA                                       S&P 500             COMPOSITE
                   DIVISION THIRTY-ONE                                 INDEX               INDEX*
---------------------------------------------------------          -------------          ---------
01/01/88..................................  $      10,000          $      10,000           $10,000
12/31/88..................................         11,212                 11,661            11,541
12/31/89..................................         15,192                 15,356            13,763
12/31/90..................................         16,440                 14,879            11,312
12/31/91..................................         30,331                 19,412            17,743
12/31/92..................................         30,392                 20,891            20,484
12/31/93..................................         36,634                 22,997            23,506
12/31/94..................................         34,939                 23,300            22,754
12/31/95..................................         47,599                 32,056            31,837
12/31/96..................................         53,516                 39,419            39,066
12/31/97..................................         65,152                 52,569            47,519


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     American Century -- Twentieth Century
       Ultra Division Thirty-One..............   551.52%      114.37%       86.47%       21.74%
Benchmark Comparison
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%
     NASDAQ Composite Index*..................   375.19%      131.97%      108.83%       21.64%


---------------

* Does not include dividends reinvested.

Founders Growth Division Thirty Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                          FOUNDERS GROWTH                                      S&P 500
                          DIVISION THIRTY                                       INDEX
-------------------------------------------------------------------            --------
01/01/88.................................................  $10,000             $10,000
12/31/88.................................................   10,378              11,661
12/31/89.................................................   14,565              15,356
12/31/90.................................................   12,893              14,879
12/31/91.................................................   18,817              19,412
12/31/92.................................................   19,422              20,891
12/31/93.................................................   24,143              22,997
12/31/94.................................................   23,107              23,300
12/31/95.................................................   33,312              32,056
12/31/96.................................................   38,426              39,419
12/31/97.................................................   48,130              52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Founders Growth Division Thirty..........   381.30%      147.81%      108.29%       25.25%
Benchmark Comparison
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%

Neuberger&Berman Guardian Trust Division Twenty-Nine Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                           GUARDIAN TRUST                                      S&P 500
                        DIVISION TWENTY-NINE*                                   INDEX
---------------------------------------------------------------------          --------
01/01/88...................................................  $10,000           $10,000
12/31/88...................................................   12,679            11,661
12/31/89...................................................   15,254            15,356
12/31/90...................................................   14,393            14,879
12/31/91...................................................   19,146            19,412
12/31/92...................................................   22,560            20,891
12/31/93...................................................   25,359            22,997
12/31/94...................................................   25,492            23,300
12/31/95...................................................   33,316            32,056
12/31/96...................................................   38,826            39,419
12/31/97...................................................   45,293            52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Neuberger&Berman Guardian Trust Division
       Twenty-Nine............................   352.93%      100.77%       77.68%       16.66%
Benchmark Comparison
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%


---------------

* Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

Putnam Global Growth Division Twenty-Eight Performance Compared to MSCI World Index and S&P 500 Index.

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                                                                MSCI
                   GLOBAL GROWTH                               WORLD            S&P 500
               DIVISION TWENTY-EIGHT                           INDEX             INDEX
----------------------------------------------------          --------          --------
01/01/88..................................  $10,000           $10,000           $10,000
12/31/88..................................   10,797            12,329            11,661
12/31/89..................................   13,315            14,376            15,356
12/31/90..................................   11,972            11,930            14,879
12/31/91..................................   13,985            14,111            19,412
12/31/92..................................   13,880            13,374            20,891
12/31/93..................................   18,120            16,383            22,997
12/31/94..................................   17,789            17,215            23,300
12/31/95..................................   20,224            20,781            32,056
12/31/96..................................   23,331            23,583            39,419
12/31/97..................................   26,179            27,300            52,569

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division
     Putnam Global Growth
       Division Twenty-Eight........................    161.79%       88.61%       47.16%       12.20%
Benchmark Comparison
     MSCI World Index...............................    173.00%      104.13        58.59%       15.76%
     S&P 500 Index..................................    425.69%      151.63%      125.62%       33.36%


Putnam New Opportunities Division Twenty-Six Performance Compared to S&P 500
Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                          NEW OPPORTUNITIES                                    S&P 500
                         DIVISION TWENTY-SIX                                    INDEX
---------------------------------------------------------------------          --------
08/31/90...................................................  $10,000           $10,000
12/31/90...................................................   11,041            10,366
12/31/91...................................................   18,317            13,524
12/31/92...................................................   20,780            14,555
12/31/93...................................................   29,932            16,022
12/31/94...................................................   30,620            16,233
12/31/95...................................................   44,354            22,333
12/31/96...................................................   48,656            27,463
12/31/97...................................................   59,023            36,625


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                        SINCE
                                                      INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                      ----------     -------      -------       ------
Investment Division
     Putnam New Opportunities
       Division Twenty-Six..........................     490.23%       159.10%       92.76%       21.31%
Benchmark Comparison
     S&P 500 Index..................................     266.25%       151.63%      125.62%       33.36%


---------------
* The Fund underlying this Division was initiated on August 31, 1990.

Putnam OTC & Emerging Growth Division Twenty-Seven Performance Compared to Russell 2000 Index and S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



               OTC & EMERGING GROWTH                          RUSSELL           S&P 500
               DIVISION TWENTY-SEVEN                            2000             INDEX
----------------------------------------------------          --------          --------
01/01/88..................................  $10,000           $10,000           $10,000
12/31/88..................................   11,505            12,502            11,661
12/31/89..................................   14,692            14,558            15,356
12/31/90..................................   13,117            11,697            14,879
12/31/91..................................   18,292            17,093            19,412
12/31/92..................................   20,410            20,240            20,891
12/31/93..................................   26,687            24,061            22,997
12/31/94..................................   27,018            23,622            23,300
12/31/95..................................   41,720            30,343            32,056
12/31/96..................................   43,191            35,347            39,419
12/31/97..................................   47,114            43,252            52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Putnam OTC & Emerging Growth
       Division Twenty-Seven..................   371.14%      130.84%       74.38%        9.08%
Benchmark Comparison
     Russell 2000 Index.......................   332.52%      113.70%       83.10%       22.36%
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%


Scudder Growth and Income Division Twenty-One Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
01/01/88...................................................  $10,000           $10,000
12/31/88...................................................   11,063            11,661
12/31/89...................................................   13,807            15,356
12/31/90...................................................   13,319            14,879
12/31/91...................................................   16,861            19,412
12/31/92...................................................   18,244            20,891
12/31/93...................................................   20,829            22,997
12/31/94...................................................   21,107            23,300
12/31/95...................................................   27,346            32,056
12/31/96...................................................   32,987            39,419
12/31/97...................................................   42,486            52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Scudder Growth and Income
       Division Twenty-One....................   324.86%      132.88%      101.29%       28.80%
Benchmark Comparison
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%

Templeton Foreign Division Thirty-Two Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
01/01/88.................................................  $      10,000            $      10,000
12/31/88.................................................         12,083                   12,827
12/31/89.................................................         15,616                   14,178
12/31/90.................................................         14,998                   10,854
12/31/91.................................................         17,564                   12,170
12/31/92.................................................         17,407                   10,689
12/31/93.................................................         23,581                   14,169
12/31/94.................................................         23,432                   15,271
12/31/95.................................................         25,792                   16,983
12/31/96.................................................         30,110                   18,010
12/31/97.................................................         31,786                   18,330


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                   --------     -------      -------       ------
Investment Division
     Templeton Foreign Division Thirty-Two.......   217.86%       82.60%       35.65%        5.57%
Benchmark Comparison
     EAFE Index..................................    83.30%       71.49%       20.03%        1.78%


Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio Division Twenty-Two Performance Compared to Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                                                                          MERRILL LYNCH
                       LONG-TERM CORPORATE                               CORPORATE MASTER
                       DIVISION TWENTY-TWO                                    INDEX
-----------------------------------------------------------------        ----------------
01/01/88...............................................  $10,000             $10,000
12/31/88...............................................   10,835              10,976
12/31/89...............................................   12,325              12,525
12/31/90...............................................   12,929              13,448
12/31/91...............................................   15,440              15,901
12/31/92...............................................   16,740              17,351
12/31/93...............................................   18,931              19,508
12/31/94...............................................   17,708              18,851
12/31/95...............................................   22,107              22,919
12/31/96...............................................   21,947              23,696
12/31/97...............................................   24,651              26,157


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities Fund --
       Long-Term Corporate Portfolio............   146.51%       47.25%       39.21%       12.32%
Benchmark Comparison
     Merrill Lynch Corporate Master Index.......   161.57%       50.75%       38.76%       10.39%

Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio Division Twenty-Three Performance Compared to Lehman Brothers U.S. Treasury Long-Term Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                                                                           LEHMAN BROS.
                                                                          U.S. TREASURY
                     LONG-TERM U.S. TREASURY                                LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------         -------------
01/01/88...............................................  $10,000             $10,000
12/31/88...............................................   10,781              10,920
12/31/89...............................................   12,558              12,986
12/31/90...............................................   13,120              13,806
12/31/91...............................................   15,218              16,361
12/31/92...............................................   16,143              17,664
12/31/93...............................................   18,621              20,711
12/31/94...............................................   17,097              19,128
12/31/95...............................................   21,972              24,998
12/31/96...............................................   21,295              24,781
12/31/97...............................................   23,945              28,516


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities
       Fund -- Long-Term U.S. Treasury
       Portfolio................................   139.45%       48.33%       40.05%       12.44%
Benchmark Comparison
     Lehman Brothers U.S. Treasury
       Long-Term Index..........................   185.16%       61.44%       49.08%       15.07%


Vanguard/Wellington Division Twenty-Five Performance Compared to S&P 500 Index and Merrill Lynch Corporate Master Index
                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                         VANGUARD/WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                    INDEX*
---------------------------------------------------------------------          --------
01/01/88...................................................  $10,000           $10,000
12/31/88...................................................   11,467            11,422
12/31/89...................................................   13,773            14,330
12/31/90...................................................   13,221            14,426
12/31/91...................................................   16,147            18,221
12/31/92...................................................   17,211            19,715
12/31/93...................................................   19,297            21,871
12/31/94...................................................   18,966            21,810
12/31/95...................................................   24,901            28,750
12/31/96...................................................   26,559            33,310
12/31/97...................................................   34,743            41,664


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division
     Vanguard/Wellington Division
       Twenty-Five.............................   247.43%      101.87%       83.18%       21.65%
Benchmark Comparison
     Blended Index*............................   316.64%      111.33%       91.03%       25.08%

---------------

* The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

  Vanguard/Windsor II Division Twenty-Four Performance Compared to S&P 500 Index

                        HYPOTHETICAL $10,000 ACCOUNT VALUE

        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988



                         VANGUARD/WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
01/01/88...................................................  $10,000           $10,000
12/31/88...................................................   12,319            11,661
12/31/89...................................................   15,553            15,356
12/31/90...................................................   13,828            14,879
12/31/91...................................................   17,577            19,412
12/31/92...................................................   19,441            20,891
12/31/93...................................................   21,814            22,997
12/31/94...................................................   21,294            23,300
12/31/95...................................................   29,200            32,056
12/31/96...................................................   35,788            39,419
12/31/97...................................................   46,775            52,569


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Vanguard/Windsor II Division
       Twenty-Four............................   367.75%      140.60%      119.67%       30.70%
Benchmark Comparison
     S&P 500 Index............................   425.69%      151.63%      125.62%       33.36%

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calcula-tion of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Underwriter as defined above, a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


     Pursuant to its underwriting agreement with the Underwriter and VALIC Separate Account A, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1996 and 1997 were $11,530,000 and $46,521,000, respectively.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Company's Separate Account A at December 31, 1997 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Six, Ten, Twelve, Thirteen, Fifteen, Seventeen, Twenty-one, Twenty-two, Twenty-three, Twenty-four, Twenty-five, Twenty-six, Twenty-seven, Twenty-eight, Twenty-nine, Thirty, Thirty-one and Thirty-two are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997, and for the fiscal year then ended.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS

PORTFOLIO DIRECTOR


SEPARATE ACCOUNT A                                                   May 1, 1998


PROSPECTUS


The Portfolio Director Contract consists of group and individual variable annuity contracts ("Portfolio Director") that are offered by The Variable Annuity Life Insurance Company to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available. Portfolio Director is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.


Portfolio Director permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:

  Fixed Account Plus
  Short-Term Fixed Account

SIXTEEN VARIABLE ACCOUNT OPTIONS
(through a variety of mutual funds):

  American General Series Portfolio Company (AGSPC):



   Asset Allocation Fund                    MidCap Index Fund                   Dreyfus Variable Investment Fund:
    Capital Conservation Fund               Money Market Fund                   Dreyfus Small Cap Portfolio
    Government Securities Fund              Science & Technology Fund
    Growth Fund                             Small Cap Index Fund                Templeton Variable Products
    Growth & Income Fund                    Social Awareness Fund               Series Fund:
    International Equities Fund             Stock Index Fund                    Templeton Asset Allocation Fund: Class 1
    International Government Bond Fund                                          Templeton International Fund: Class 1


This prospectus provides you with information you should know before investing in Portfolio Director. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
PROFILE OF PORTFOLIO DIRECTOR CONTRACT........     3
FEE TABLE.....................................     5
SELECTED PURCHASE UNIT DATA...................     8
ABOUT PORTFOLIO DIRECTOR......................    10
ABOUT VALIC...................................    10
ABOUT VALIC SEPARATE ACCOUNT A................    10
UNITS OF INTERESTS............................    10
VARIABLE ACCOUNT OPTIONS......................    11
     Summary of Funds.........................    11
PURCHASE PERIOD...............................    21
     Purchase Payments........................    21
     Purchase Units...........................    21
     Calculation of Purchase Unit Value.......    21
     Choosing Investment Options..............    22
          Fixed Account Options...............    22
          Variable Account Options............    22
     Stopping Purchase Payments...............    22
TRANSFERS BETWEEN INVESTMENT OPTIONS..........    23
     During the Purchase Period...............    23
     During the Payout Period.................    23
     Communicating Transfer or Reallocation
       Instructions...........................    23
     Effective Date of Transfer...............    23
FEES AND CHARGES..............................    24
     Account Maintenance Fee..................    24
     Surrender Charge.........................    24
          Amount of Surrender Charge..........    24
          10% Free Withdrawal.................    24
          Exceptions to Surrender Charge......    24
     Premium Tax Charge.......................    25
     Separate Account Charges.................    25
     Fund Annual Expense Charges..............    25
     Other Tax Charges........................    25
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    26
     Separate Account Expense Reimbursement...    26
PAYOUT PERIOD.................................    27
     Fixed Payout.............................    27
     Variable Payout..........................    27
     Combination Fixed and Variable Payout....    27
     Payout Date..............................    27
     Payout Options...........................    27
     Enhancements to Payout Options...........    28
     Payout Information.......................    28
SURRENDER OF ACCOUNT VALUE....................    29
     When Surrenders are Allowed..............    29
     Amount That May Be Surrendered...........    29
     Surrender Restrictions...................    29
     Partial Surrenders.......................    29
     Systematic Withdrawals...................    29
     Distributions Required By Federal Tax
       Law....................................    30
EXCHANGE PRIVILEGE............................    31
     Restrictions on Exchange Privilege.......    31



                                                PAGE
                                                ----
     Taxes and Conversion Costs...............    31
     Surrender Charges........................    31
     Exchange Offers..........................    31
     Comparison of Contracts..................    31
     Features of Portfolio Director...........    32
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    32
DEATH BENEFITS................................    33
     Beneficiary Information..................    33
     Special Information for Individual
       Non-Tax Qualified Contracts............    33
     During the Purchase Period...............    33
          Interest Guaranteed Death Benefit...    33
          Standard Death Benefit..............    34
     During the Payout Period.................    34
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    35
     Types of Investment Performance
       Information Advertised.................    35
       Total Return Performance Information...    35
       Standard Average Annual Total Return...    35
       Nonstandard Average Annual Total
          Return..............................    35
       Cumulative Total Return................    35
       Annual Change in Purchase Unit Value...    35
       Cumulative Change in Purchase Unit
          Value...............................    36
       Total Return Based on Different
          Investment Amounts..................    36
       An Assumed Account Value of $10,000....    36
     Yield Performance Information............    36
       AGSPC Money Market Division............    36
       Divisions Other Than The AGSPC Money
          Market Division.....................    36
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    36
OTHER CONTRACT FEATURES.......................    42
     Changes That May Not Be Made.............    42
     Change of Beneficiary....................    42
     Contingent Owner.........................    42
     Cancellation -- The 20 Day "Free Look"...    42
     We Reserve Certain Rights................    42
     Relationship to Employer's Plan..........    42
VOTING RIGHTS.................................    43
     Who May Give Voting Instructions.........    43
     Determination of Fund Shares Attributable
       to Your Account........................    43
     During Purchase Period...................    43
     During Payout Period or after a Death
       Benefit Has Been Paid..................    43
     How Fund Shares Are Voted................    43
FEDERAL TAX MATTERS...........................    44
     Type of Plans............................    44
     Tax Consequences in General..............    44
     Effect of Tax-Deferred Accumulations.....    45
YEAR 2000.....................................    46
     Year 2000 Risks..........................    46


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


       Defined Terms          Page No.
Account Value                    23
Annuitant                        33
Assumed Investment Rate          27
Beneficiary                      33
Contract Owner                   33
Division                         35
Fixed Account Options            33
Home Office                      23
Mutual Fund or Fund              10
Participant                      01
Participant Year                 24
Payout Period                    23
Payout Unit                      27
Purchase Payments              21, 35
Purchase Period                  23
Purchase Unit                    22
VALIC Separate Account A         43
Variable Account Options       11, 33


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director. This summary is called the "Profile of Portfolio Director Contract." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

                      (This page intentionally left blank)

PROFILE OF PORTFOLIO DIRECTOR CONTRACT
--------------------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of the Portfolio Director Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers you a choice from among 16 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------


                      FIXED ACCOUNT
                      OPTIONS
---------------------------------------------------------------------------------------------------------------
FIXED                 Fixed                        Guaranteed high current
OPTIONS               Account Plus                 interest income
                      -----------------------------------------------------------------------------------------
                      Short-Term                   Guaranteed current
                      Fixed Account                interest income
---------------------------------------------------------------------------------------------------------------
                      VARIABLE ACCOUNT             INVESTMENT
                      OPTIONS                      STRATEGY
---------------------------------------------------------------------------------------------------------------
INDEX                 AGSPC International          Growth through investments tracking
EQUITY                Equities Fund                the EAFE Index
FUNDS
                      -----------------------------------------------------------------------------------------
                      AGSPC MidCap                 Growth through investments tracking


                      Index Fund                   the S&P MidCap 400(R) Index
                      -----------------------------------------------------------------------------------------
                      AGSPC Small Cap              Growth through investments tracking


                      Index Fund                   the Russell 2000(R) Index
                      -----------------------------------------------------------------------------------------


                      AGSPC Stock                  Growth through investments tracking
                      Index Fund                   the S&P 500(R) Index
---------------------------------------------------------------------------------------------------------------
ACTIVELY              AGSPC Growth                 Growth through investments
MANAGED               Fund                         in service sector companies
EQUITY                -----------------------------------------------------------------------------------------
FUNDS                 AGSPC Growth                 Growth and income
                      & Income                     through investments in stocks or securities
                      Fund                         convertible into stocks
                      -----------------------------------------------------------------------------------------
                      Dreyfus Small                Growth through investments
                      Cap Portfolio                in smaller companies
                      -----------------------------------------------------------------------------------------
                      Templeton                    Long-term capital growth through a flexible policy of
                                                   investing in
                      International                stocks and debt obligations of companies and governments
                      Fund                         outside the U.S.
---------------------------------------------------------------------------------------------------------------
INCOME                AGSPC Capital                Income and possible growth
FUNDS                 Conservation                 through investments in high quality debt
                      Fund                         securities
                      -----------------------------------------------------------------------------------------
                      AGSPC Government             Income and possible growth
                      Securities                   through investments in intermediate &
                      Fund                         long-term government debt securities
                      -----------------------------------------------------------------------------------------
                      AGSPC International          Income and possible growth through
                      Government                   investments in high quality foreign
                      Bond Fund                    government debt securities
---------------------------------------------------------------------------------------------------------------
SPECIALTY             AGSPC Science                Growth through investments in stocks
FUNDS                 & Technology                 of companies which benefit from
                      Fund                         development of science and technology
                      -----------------------------------------------------------------------------------------
                      AGSPC Social                 Growth through investments in
                      Awareness                    stocks of companies meeting social
                      Fund                         criteria of the Fund
---------------------------------------------------------------------------------------------------------------
MONEY                 AGSPC Money                  Income through investments in
MARKET                Market                       short-term money market
FUND                  Fund                         securities
---------------------------------------------------------------------------------------------------------------
ASSET                 AGSPC Asset                  Maximum return through investments in
ALLOCATION            Allocation                   a mix of stocks, bonds and money market
FUNDS                 Fund                         securities
                      -----------------------------------------------------------------------------------------
                      Templeton                    Flexible policy of investing in
                      Asset                        stocks and debt obligations of
                      Allocation                   companies and governments
                      Fund                         of any nation and money market investments

----------------------------------------------------------------------------------------
FIXED                  --                    --
OPTIONS
                      -----------------------------------------------------------------------------------------
                       --                    --
---------------------------------------------------------------------------------------------------------------
                       ADVISER               SUBADVISER
---------------------------------------------------------------------------------------------------------------
INDEX                  VALIC                 N/A
EQUITY
FUNDS
                      -----------------------------------------------------------------------------------------
                       VALIC                 Bankers Trust
                      -----------------------------------------------------------------------------------------
                       VALIC                 Bankers Trust
                      -----------------------------------------------------------------------------------------
                       VALIC                 Bankers Trust
---------------------------------------------------------------------------------------------------------------
ACTIVELY               VALIC                 T. Rowe Price
MANAGED
EQUITY                -----------------------------------------------------------------------------------------
FUNDS                  VALIC                 Value Line
                      -----------------------------------------------------------------------------------------
                       Dreyfus               N/A
                      -----------------------------------------------------------------------------------------
                       Templeton             N/A
                       Investment Counsel
                       Inc.
---------------------------------------------------------------------------------------------------------------
INCOME                 VALIC                 N/A
FUNDS
                      -----------------------------------------------------------------------------------------
                       VALIC                 N/A
                      -----------------------------------------------------------------------------------------
                       VALIC                 N/A
---------------------------------------------------------------------------------------------------------------
SPECIALTY              VALIC                 T. Rowe Price
FUNDS
                      -----------------------------------------------------------------------------------------
                       VALIC                 N/A
---------------------------------------------------------------------------------------------------------------
MONEY                  VALIC                 N/A
MARKET
FUND
---------------------------------------------------------------------------------------------------------------
ASSET                  VALIC                 N/A
ALLOCATION
FUNDS
                      -----------------------------------------------------------------------------------------
                       Templeton             N/A
                       Investment Counsel
                       Inc.

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.



This contract provision is not available in some states.


LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.



Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.


TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.



Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.



Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.



Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.


FEES AND CHARGES


ACCOUNT MAINTENANCE FEE


If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.



SURRENDER CHARGE


Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.



PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose, you may incur a mortality and expense risk fee and an administration and distribution fee computed at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.



FUND ANNUAL EXPENSE CHARGE


A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.



Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.



SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT


The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.


FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.


PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations.


To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND CHARGES"
AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                              MORTALITY     ADMINISTRATION      SEPARATE        TOTAL
                                 AND             AND             ACCOUNT       SEPARATE
                               EXPENSE       DISTRIBUTION        EXPENSE       ACCOUNT
                             RISK FEE(3)        FEE(3)        REIMBURSEMENT      FEE
            FUND             -----------    --------------    -------------    --------
AGSPC Asset Allocation          0.25%            0.75%               --          1.00%
AGSPC Capital Conservation      0.25             0.75                --          1.00
AGSPC Government Securities     0.25             0.75                --          1.00
AGSPC Growth                    0.25             0.75                --          1.00
AGSPC Growth & Income           0.25             0.75                --          1.00
AGSPC International Equities    0.25             0.75                --          1.00
AGSPC International
  Government Bond               0.25             0.75                --          1.00
AGSPC MidCap Index              0.25             0.75                --          1.00
AGSPC Money Market              0.25             0.75                --          1.00
AGSPC Science & Technology      0.25             0.75                --          1.00
AGSPC Small Cap Index           0.25             0.75                --          1.00
AGSPC Stock Index               0.25             0.75                --          1.00
Dreyfus Small Cap(4)            0.25             1.00             (0.15%)        1.10
Templeton Asset Allocation:
  Class 1                       0.25             1.00                --          1.25
Templeton International:
  Class 1                       0.25             1.00                --          1.25



FUND ANNUAL EXPENSES

(as a percentage of Fund net assets):


                               MANAGEMENT      12B-1          OTHER       TOTAL FUND
             FUND               FEES(5)         FEES       EXPENSES(6)     EXPENSES
             ----              ----------    ----------    -----------    ----------
AGSPC Asset Allocation(7)         0.50%           --           0.07%        0.57%
AGSPC Capital Conservation        0.50%           --           0.07%        0.57%
AGSPC Government Securities       0.50%           --           0.06%        0.56%
AGSPC Growth                      0.80%           --           0.06%        0.86%
AGSPC Growth & Income             0.75%           --           0.06%        0.81%
AGSPC International Equities      0.35%           --           0.07%        0.42%
AGSPC International
  Government Bond                 0.50%           --           0.06%        0.56%
AGSPC MidCap Index                0.34%           --           0.06%        0.40%
AGSPC Money Market                0.50%           --           0.07%        0.57%
AGSPC Science & Technology        0.90%           --           0.06%        0.96%
AGSPC Small Cap Index             0.35%           --           0.06%        0.41%
AGSPC Social Awareness            0.50%           --           0.06%        0.56%
AGSPC Stock Index                 0.27%           --           0.07%        0.34%
Dreyfus Small Cap                 0.75%         0.15%(4)       0.03%        0.78%
Templeton Asset Allocation:
  Class 1(8)                      0.60%           --           0.18%        0.78%
Templeton International:
  Class 1(8)                      0.69%           --           0.19%        0.88%



                            See footnotes on page 7.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and


              No Surrender at the End of the Period Shown:

--------------------------------------------------------------------------------


Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $16      $ 50      $ 86       $187
AGSPC Capital Conservation Division 7                $16      $ 50      $ 86       $187
AGSPC Government Securities Division 8               $16      $ 49      $ 85       $186
AGSPC Growth Division 15                             $19      $ 59      $101       $218
AGSPC Growth & Income Division 16                    $18      $ 57      $ 98       $213
AGSPC International Equities Division 11             $14      $ 45      $ 78       $171
AGSPC International Government Bond Division 13      $16      $ 49      $ 85       $186
AGSPC MidCap Index Division 4                        $14      $ 44      $ 77       $168
AGSPC Money Market Division 6                        $16      $ 50      $ 86       $187
AGSPC Science & Technology Division 17               $20      $ 62      $106       $229
AGSPC Small Cap Index Division 14                    $14      $ 45      $ 77       $170
AGSPC Social Awareness Division 12                   $16      $ 49      $ 85       $186
AGSPC Stock Index Division 10                        $14      $ 42      $ 74       $162
Dreyfus Small Cap Division 18                        $19      $ 59      $102       $221
Templeton Asset Allocation Division 19               $21      $ 64      $109       $236
Templeton International Division 20                  $22      $ 67      $115       $247


EXAMPLE #2 -- Assuming No Surrender at the End of the
                   Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $17      $ 51      $ 89       $193
AGSPC Capital Conservation Division 7                $17      $ 51      $ 89       $193
AGSPC Government Securities Division 8               $16      $ 51      $ 88       $192
AGSPC Growth Division 15                             $19      $ 60      $104       $224
AGSPC Growth & Income Division 16                    $19      $ 59      $101       $219
AGSPC International Equities Division 11             $15      $ 47      $ 81       $177
AGSPC International Government Bond Division 13      $16      $ 51      $ 88       $192
AGSPC MidCap Index Division 4                        $15      $ 46      $ 80       $175
AGSPC Money Market Division 6                        $17      $ 51      $ 89       $193
AGSPC Science & Technology Division 17               $20      $ 63      $109       $235
AGSPC Small Cap Index Division 14                    $15      $ 46      $ 80       $176
AGSPC Social Awareness Division 12                   $16      $ 51      $ 88       $192
AGSPC Stock Index Division 10                        $14      $ 44      $ 76       $168
Dreyfus Small Cap Division 18                        $20      $ 61      $105       $226
Templeton Asset Allocation Division 19               $21      $ 65      $112       $242
Templeton International Division 20                  $22      $ 68      $117       $252

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:

--------------------------------------------------------------------------------


Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $63      $101      $139       $193
AGSPC Capital Conservation
  Division 7                                         $63      $101      $139       $193
AGSPC Government Securities Division 8               $63      $101      $138       $192
AGSPC Growth Division 15                             $66      $110      $154       $224
AGSPC Growth & Income Division 16                    $65      $108      $151       $219
AGSPC International Equities
  Division 11                                        $62      $ 97      $131       $177
AGSPC International Government Bond Division 13      $63      $101      $138       $192
AGSPC MidCap Index Division 4                        $61      $ 96      $130       $175
AGSPC Money Market Division 6                        $63      $101      $139       $193
AGSPC Science & Technology Division 17               $67      $112      $159       $235
AGSPC Small Cap Index Division 14                    $62      $ 96      $130       $176
AGSPC Social Awareness Division 12                   $63      $101      $138       $192
AGSPC Stock Index Division 10                        $61      $ 94      $126       $168
Dreyfus Small Cap Division 18                        $66      $110      $155       $226
Templeton Asset Allocation
  Division 19                                        $67      $114      $162       $242
Templeton International Division 20                  $68      $117      $167       $252


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.


(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.



(4) For this Fund the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by an amount equal to payments from the underlying Fund or its affiliate for administrative and shareholder services provided by the Company. The Fund and/or its affiliate pays a monthly administrative or shareholder service fee to the Company of 0.15%. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



(5) MANAGEMENT FEES: The annual management fees for the AGSPC International Equities Fund, AGSPC MidCap Index Fund, AGSPC Small Cap Index Fund and AGSPC Stock Index Fund are based on each Fund's average daily net asset value at the following rates: .35% of the first $500 million and .25% on the excess over $500 million. The annual management fees for AGSPC Asset Allocation Fund, AGSPC Capital Conservation Fund, AGSPC Government Securities Fund, AGSPC Growth Fund, AGSPC Growth & Income Fund, AGSPC International Government Bond Fund, AGSPC Money Market Fund, AGSPC Science & Technology Fund, AGSPC Social Awareness Fund, and Dreyfus Small Cap Portfolio are flat rates as shown regardless of the amount of Fund assets. The annual management fees for Templeton Asset Allocation Fund are based on the Fund's average daily net asset value at the following rates: .65% of the first $200 million, .585% from $200 million up to $1.3 billion, and .52% on the excess over $1.3 billion. The annual management fees for Templeton International Fund are based on the Funds' average daily net asset value at the following rates: .75% of the first $200 million, .675% from $200 million up to $1.3 billion, and .60% on the excess over $1.3 billion.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses.



(7) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



(8) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table, shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and "Investment Adviser" in the Series Company Prospectus and "Management of the Fund" in the Dreyfus Small Cap Portfolio Prospectus and "Management of the Trust" in the Templeton Variable Products Series Fund Prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


                                             AGSPC          AGSPC          AGSPC                         AGSPC           AGSPC
                                             ASSET         CAPITAL       GOVERNMENT       AGSPC        GROWTH &      INTERNATIONAL
                                           ALLOCATION    CONSERVATION    SECURITIES      GROWTH         INCOME         EQUITIES
                                           DIVISION 5     DIVISION 7     DIVISION 8    DIVISION 15    DIVISION 16     DIVISION 11
                                           ----------    ------------    ----------    -----------    -----------    -------------
December 31, 1997
 Accumulation Units in Force               53,307,351     28,242,598     45,034,894    453,172,490    132,434,555     122,716,744
 Accumulation Unit Value                   $3.219282       $1.962239     $1.957755      $2.076503      $1.940905        $1.237299
December 31, 1996
 Purchase Units in Force                   65,292,617     30,286,494     47,130,169    366,272,509    108,341,635     156,226,314
 Purchase Unit Value                       $2.651899       $1.825549     $1.815651      $1.733324      $1.583056        $1.222906
December 31, 1995
 Purchase Units in Force                   75,851,431     29,573,808     39,847,053    164,417,848    51,779,089      172,564,018
 Purchase Unit Value                       $2.411022       $1.812011     $1.799475      $1.466652      $1.296577        $1.156454
December 31, 1994
 Purchase Units in Force                   89,377,860     26,859,219     26,667,073    32,633,370     12,386,602      187,749,916
 Purchase Unit Value                       $1.951533       $1.515278     $1.547150      $1.001834      $0.993168        $1.054460
July 11, 1994
 Purchase Unit Value(3)                       --             --             --             --             --              --
April 29, 1994
 Purchase Unit Value(3)                       --             --             --          $1.000000      $1.000000          --
December 31, 1993
 Purchase Units in Force                   93,899,802     24,628,606     26,563,166        --             --          117,215,227
 Purchase Unit Value                       $1.997266       $1.630069     $1.636228         --             --            $0.986387
December 31, 1992
 Purchase Units in Force                   80,637,090     14,922,749     16,609,444                       --           52,524,165
 Purchase Unit Value                       $1.846025       $1.470167     $1.491537         --             --            $0.767135
May 1, 1992
 Purchase Unit Value(3)                       --             --             --             --             --              --
December 31, 1991
 Purchase Units in Force                   76,624,765     11,069,044     11,694,890        --             --           27,011,169
 Purchase Unit Value                       $1.878219       $1.366905     $1.405236         --             --            $0.895250
October 1, 1991
 Purchase Unit Value(3)                       --             --             --             --             --              --
December 31, 1990
 Purchase Units in Force                   72,284,139      9,321,049     8,460,327         --             --           13,776,769
 Purchase Unit Value                       $1.563444       $1.178361     $1.237104         --             --            $0.813423
December 31, 1989
 Purchase Units in Force                   68,361,149      7,502,717     5,556,464                        --            2,247,450
 Purchase Unit Value                       $1.618165       $1.193583     $1.179231         --             --            $1.028405
October 2, 1989
 Purchase Unit Value(3)                       --             --             --             --             --            $1.000000
December 31, 1988
 Purchase Units in Force                   65,817,325      3,996,455     3,408,919         --             --              --
 Purchase Unit Value                       $1.397280       $1.078919     $1.062082         --             --              --

                                                AGSPC
                                            INTERNATIONAL
                                             GOVERNMENT
                                                BOND
                                             DIVISION 13
                                             -----------
December 31, 1997
 Accumulation Units in Force                 111,480,591
 Accumulation Unit Value                       $1.490645
December 31, 1996
 Purchase Units in Force                     112,601,593
 Purchase Unit Value                           $1.582230
December 31, 1995
 Purchase Units in Force                      73,369,250
 Purchase Unit Value                           $1.530780
December 31, 1994
 Purchase Units in Force                      25,691,713
 Purchase Unit Value                           $1.301357
July 11, 1994
 Purchase Unit Value(3)                          --
April 29, 1994
 Purchase Unit Value(3)                          --
December 31, 1993
 Purchase Units in Force                      18,155,381
 Purchase Unit Value                           $1.258340
December 31, 1992
 Purchase Units in Force                       6,245,713
 Purchase Unit Value                           $1.112826
May 1, 1992
 Purchase Unit Value(3)                          --
December 31, 1991
 Purchase Units in Force                         953,038
 Purchase Unit Value                           $1.090499
October 1, 1991
 Purchase Unit Value(3)                        $1.000000
December 31, 1990
 Purchase Units in Force                         --
 Purchase Unit Value                             --
December 31, 1989
 Purchase Units in Force                         --
 Purchase Unit Value                             --
October 2, 1989
 Purchase Unit Value(3)                          --
December 31, 1988
 Purchase Units in Force                         --
 Purchase Unit Value                             --


------------

(1) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.

(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(3) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------


    AGSPC         AGSPC         AGSPC         AGSPC         AGSPC                                      TEMPLETON
   MIDCAP         MONEY       SCIENCE &     SMALL CAP      SOCIAL          AGSPC          DREYFUS        ASSET        TEMPLETON
    INDEX         MARKET     TECHNOLOGY       INDEX       AWARENESS     STOCK INDEX      SMALL CAP    ALLOCATION    INTERNATIONAL
DIVISION 4(1)   DIVISION 6   DIVISION 17   DIVISION 14   DIVISION 12   DIVISION 10(2)   DIVISION 18   DIVISION 19    DIVISION 20
-------------   ----------   -----------   -----------   -----------   --------------   -----------   -----------   -------------
 171,065,657    84,182,521   397,842,959   106,279,077   81,577,104     615,053,124     479,851,525   196,150,946    463,174,350
   $4.269122    $1.673590     $2.285739     $2.163595     $2.985333       $3.753436      $1.770622     $1.613943       $1.575168
 172,816,978    75,124,095   315,809,646   103,320,842   46,574,016     536,806,965     428,883,250   137,384,670    378,581,949
   $3.272588    $1.607212     $2.250471     $1.785442     $2.252673       $2.848437      $1.534694     $1.414844       $1.399702
 172,613,690    51,907,757   187,862,232   98,335,995    32,750,120     455,255,243     267,735,219   78,494,505     219,124,926
   $2.782677    $1.545802     $1.997175     $1.544896     $1.835102       $2.343900      $1.332904     $1.205181       $1.142586
 171,442,018    75,765,781   42,726,137    100,383,839   29,015,764     416,234,288     85,169,871    32,807,602      71,716,511
   $2.153183    $1.479129     $1.247713     $1.222329     $1.333899       $1.724134      $1.043156     $0.995860       $0.999282
     --            --            --            --            --             --           $1.000000     $1.000000       $1.000000
     --            --         $1.000000        --            --             --              --            --             --
 134,621,879    24,799,810       --        56,159,647    26,230,566     369,550,060         --            --             --
   $2.259378    $1.439327        --         $1.277199     $1.366979       $1.729327         --            --             --
  81,007,871    23,414,474       --         9,723,477    16,956,437     283,808,045         --            --             --
   $2.021271    $1.415690        --         $1.112790     $1.279516       $1.589718         --            --             --
     --            --            --         $1.000000        --             --              --            --             --
  49,106,844    25,545,494       --            --         8,447,711      90,526,907         --            --             --
   $1.858030    $1.384882        --            --         $1.250634       $1.505641         --            --             --
     --            --            --            --            --             --              --            --             --
  42,958,640    25,246,481       --            --         2,947,418      46,016,297         --            --             --
   $1.538017    $1.325393        --            --         $0.987666       $1.179000         --            --             --
  40,618,028    15,949,534       --            --           212,636      22,325,990                       --
   $1.712671    $1.240599        --            --         $1.010003       $1.238782         --            --             --
     --            --            --            --         $1.000000         --              --            --             --
  38,747,706    9,429,191        --            --            --           9,213,178         --            --             --
   $1.450217    $1.149516        --            --            --           $0.968670         --            --             --


------------

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Sixteen Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


ALL INQUIRIES REGARDING
PORTFOLIO DIRECTOR
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

FOR MORE INFORMATION ABOUT
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent sixteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser.



- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.


- Templeton Variable Products Series -- offers 2 funds, for which Templeton Investment Counsel, Inc. serves as investment adviser.


Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

Shares of the Dreyfus Small Cap Portfolio, the Templeton Asset Allocation Fund, and the Templeton International Fund are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each Fund's prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each mutual fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance is based on the actual performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



For more information about how these returns were calculated including a statement of the charges reflected, see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC


ASSET ALLOCATION FUND


(Division 5)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   --------
        01/01/88            $10,000
        12/31/88             10,863
        12/31/89             12,581
        12/31/90             12,155
        12/31/91             14,603
        12/31/92             14,352
        12/31/93             15,528
        12/31/94             15,173
        12/31/95             18,745
        12/31/96             20,618
        12/31/97             25,029



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



AGSPC


CAPITAL CONSERVATION FUND


(Division 7)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   --------
        01/01/88            $10,000
        12/31/88             10,592
        12/31/89             11,718
        12/31/90             11,568
        12/31/91             13,419
        12/31/92             14,433
        12/31/93             16,003
        12/31/94             14,876
        12/31/95             17,789
        12/31/96             17,922
        12/31/97             19,264



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

AGSPC


GOVERNMENT SECURITIES


FUND


(Division 8)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,495
        12/31/89             11,653
        12/31/90             12,225
        12/31/91             13,886
        12/31/92             14,739
        12/31/93             16,169
        12/31/94             15,288
        12/31/95             17,782
        12/31/96             17,942
        12/31/97             19,346



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC


GROWTH FUND


(Division 15)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.



 Annual Value of a $10,000
  Stipulated Payment made
       April 29,1994           $ Value
----------------------------   -------
          04/29/94             $10,000
          12/31/94              10,018
          12/31/95              14,667
          12/31/96              17,333
          12/31/97              20,765



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 29, 1994


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC


GROWTH & INCOME FUND


(Division 16)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.



 Annual Value of a $10,000
  Stipulated Payment made
       April 29, 1994          $ Value
----------------------------   -------
          04/29/94             $10,000
          12/31/94               9,932
          12/31/95              12,966
          12/31/96              15,831
          12/31/97              19,409



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC

INTERNATIONAL EQUITIES FUND
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,284
        12/31/90              8,134
        12/31/91              8,952
        12/31/92              7,671
        12/31/93              9,864
        12/31/94             10,545
        12/31/95             11,565
        12/31/96             12,229
        12/31/97             12,373


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

INTERNATIONAL GOVERNMENT


BOND FUND


(Division 13)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.



Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC


MIDCAP INDEX FUND


(Division 4)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index*.



The performance information for the MidCap Index Division is shown in two separate sets of tables and graphs for the ten year period beginning January 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the MidCap Index Division since the change in investment objectives, investment program and investment restrictions of the underlying Fund. Selected Purchase Unit data for the last ten years for the MidCap Index Division appears on page 6 of this prospectus.



Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,163
        12/31/92             12,143
        12/31/93             13,574
        12/31/94             12,936
        12/31/95             16,718
        12/31/96             19,661
        12/31/97             25,648



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


---------------------------------------------------------------


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,306
        12/31/89             13,352
        12/31/90             11,991
        12/31/91             14,486
        12/31/92             15,758
        12/31/93             17,615
        12/31/94             16,787
        12/31/95             21,695
        12/31/96             25,514
        12/31/97             33,283



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

AGSPC


MONEY MARKET FUND


(Division 6)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             10,572
        12/31/89             11,410
        12/31/90             12,190
        12/31/91             12,737
        12/31/92             13,020
        12/31/93             13,238
        12/31/94             13,604
        12/31/95             14,217
        12/31/96             14,782
        12/31/97             15,392



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC


SCIENCE & TECHNOLOGY FUND


(Division 17)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.



Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,477
        12/31/95             19,972
        12/31/96             22,505
        12/31/97             22,857



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 29, 1994


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC


SMALL CAP INDEX FUND


(Division 14)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.*



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,128
        12/31/93             12,772
        12/31/94             12,223
        12/31/95             15,449
        12/31/96             17,854
        12/31/97             21,636



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC


SOCIAL AWARENESS FUND


(Division 12)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.



Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 2, 1989


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



* The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

AGSPC


STOCK INDEX FUND


(Division 10)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1988        $ Value
-------------------------   -------
        01/01/88            $10,000
        12/31/88             11,313
        12/31/89             14,468
        12/31/90             13,770
        12/31/91             17,584
        12/31/92             18,566
        12/31/93             20,197
        12/31/94             20,136
        12/31/95             27,374
        12/31/96             33,267
        12/31/97             43,836



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


DREYFUS SMALL CAP PORTFOLIO


(Division 18)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products, services, or processes which should enhance prospects for growth in future earnings.



Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        12/31/90              10,168
        12/31/91              26,105
        12/31/92              44,181
        12/31/93              73,477
        12/31/94              78,125
        12/31/95              99,825
        12/31/96             114,938
        12/31/97             132,607



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE AUGUST 31, 1990


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

TEMPLETON ASSET ALLOCATION


FUND: CLASS 1


(Division 19)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     August 24, 1988        $ Value
-------------------------   -------
        08/24/88            $10,000
        12/31/88             10,237
        12/31/89             11,450
        12/31/90             10,405
        12/31/91             13,124
        12/31/92             14,009
        12/31/93             17,453
        12/31/94             16,714
        12/31/95             20,227
        12/31/96             23,746
        12/31/97             27,087



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE AUGUST 24, 1988


                                    [CHART]


                            PERIOD ENDED DECEMBER 31



TEMPLETON INTERNATIONAL


FUND: CLASS 1


(Division 20)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments, outside the United States. Any income realized will be incidental.



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92              9,311
        12/31/93             13,549
        12/31/94             13,077
        12/31/95             14,952
        12/31/96             18,317
        12/31/97             20,613



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain non-qualified contracts ("individual contracts.")

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
     -------------       -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the AGSPC Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the AGSPC Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

Calculation of Purchase Unit Value
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.


                                               PURCHASE PAYMENTS - an amount
                                               of money you pay to VALIC to
                                               receive the benefits or an
                                               annuity Contract offered by
                                               Portfolio Director.

                                               For more information as to how
                                               PURCHASE UNIT VALUES are
                                               calculated, see the Statement of
                                               Additional Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 18 investment options offered in Portfolio Director. This includes 2 Fixed Account Options and 16 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 18 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed
  Account Options
= (EQUALS)
  All Purchase Payments made to the
  Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable
  Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn
  from Fixed Account Options
  (including applicable fees and
  charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. PURCHASE UNIT -- a measuring unit used to calculate your Account Value during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

                                                       ACCOUNT VALUE - the total
                                                       sum of your Fixed Account
                                                         and/or Variable Account
                                                       Options that have not yet
                                                     been applied to your Payout
                                                                       Payments.

                                                      PURCHASE PERIOD - the time
                                                     between your first Purchase
                                                         Payment and your Payout
                                                          Period (or surrender).

                                                               HOME OFFICE - Our
                                                  principal office at 2929 Allen
                                                         Parkway, Houston, Texas
                                                                          77019.

                                                        PAYOUT PERIOD - the time
                                                   that starts when you begin to
                                                        withdraw your money in a
                                                      steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.


The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.



SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.


AMOUNT OF SURRENDER CHARGE


A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.


EXCEPTIONS TO SURRENDER CHARGE


No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------


- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or


- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


The surrender charge may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.



The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.



The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).


For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.



The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.


FUND ANNUAL EXPENSE CHARGE

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to the Company, or to Dreyfus or to Templeton. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT

MAINTENANCE FEE, SURRENDER,


MORTALITY AND EXPENSE RISK OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES



We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses.



  -  The type of retirement program.



     Certain types of retirement programs because of their stability can result in lower administrative costs.



  - The nature of your retirement program.



    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.



  - Other factors of which we are not presently aware which could reduce administrative costs.



  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:



  - The frequency of Purchase Payments for your retirement program.



    Purchase Payments received no more than once a year can reduce administrative costs.



  - The administrative tasks performed by your employer for your retirement program.



    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.



We review the following additional factors to determine whether we can reduce or waive surrender charges:



  - The size of your retirement program.



    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.



  - The total amount of Purchase Payments to be received for your retirement program.



    Larger Purchase Payments can reduce sales expenses.



  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.



  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:



  - The frequency of Purchase Payments for your retirement program.



  - The size of your retirement program.



  - The amount of your retirement program's periodic purchase payment.



  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees be permitted where the reduction or waiver will unfairly discriminate against any person.



  SEPARATE ACCOUNT EXPENSE


  REIMBURSEMENT



  Dreyfus Small Cap or its affiliate has an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the Fund. The Company will reduce its charges to the Division investing in the Fund by the full amount of any of these payments it receives.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the

Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.



                                                   PAYOUT UNIT--a measuring
                                                   unit used to calculate Payout
                                                   Payments from your Variable
                                                   Account Option.  Payout Unit
                                                   values will vary with the
                                                   investment experience of the
                                                   VALIC Separate Account A
                                                   Division you have selected.

                                                   ASSUMED INVESTMENT
                                                   RATE--the rate used to
                                                   determine your first monthly
                                                   Payout Payment per
                                                   thousand dollars of Account
                                                   Value in your Variable
                                                   Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:


  - Payments will be made under the Life with Guaranteed Period Option, and



  - The payments will be guaranteed for a 10 year period, and



  - The payments will be based on the allocation used for your Purchase
    Payments,


  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.


AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.


SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);


  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).


We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

--------------------------------------------------------------------------------

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.


For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director to other contract forms are not permitted. (Exchanges between Portfolio Director and other contracts in the Portfolio Director series of annuities are permitted.)


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.


SURRENDER CHARGE


We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.


The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.



EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restriction between each above listed other

--------------------------------------------------------------------------------

contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise this exchange privilege, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts or Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract or Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to the Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to the Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.


                                                       BENEFICIARY -- the person
                                                    designated to receive Payout
                                                      Payments upon the death of
                                                                   an Annuitant.

                                                    ANNUITANT -- the individual,
                                                   (in most cases this person is
                                                             you) to whom Payout
                                                          Payments will be paid.

                                                        CONTRACT OWNER -- either
                                                   your employer or organization
                                                          in the case of a group
                                                    contract or the Annuitant in
                                                       the case of an individual
                                                 contract. If the contract is an
                                                  individual non-qualified type,
                                                 this is generally the Annuitant
                                                       but a Contingent Contract
                                                      Owner may also be provided
                                                                            for.

                                                      FIXED ACCOUNT OPTIONS -- a
                                                      particular subaccount into
                                                             which your Purchase
                                                      Payments and Account Value
                                                       may be allocated to fixed
                                                  investment options. Currently,
                                                    the Fixed Account Options in
                                                    Portfolio Director are Fixed
                                                     Account Plus and Short-Term
                                                      Fixed Account. Each option
                                                   of this type is guaranteed to
                                                    earn at least a minimum rate
                                                                    of interest.

                                                                VARIABLE ACCOUNT
                                                           OPTIONS -- Investment
                                                      Options that correspond to
                                                        VALIC Separate Account A
                                                  Divisions offered by Portfolio
                                                    Director. Investment returns
                                                     on Variable Account Options
                                                    will be positive or negative
                                                     depending on the investment
                                                              performance of the
                                                         underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or


     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT
PERFORMANCE INFORMATION
ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the

Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated
and tables showing historical
performance information, see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000


We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.


YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The 7-day Current Yield for the last 7 days ended December 31, 1997 was 4.22%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The 7-day Effective Yield for the last 7 days ended December 31, 1997 was 4.31%.



DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION



We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:


  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate A Account Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                                          SINCE
                  FUND AND DIVISION                    INCEPTION DATE   INCEPTION    10 YEARS    5 YEARS     3 YEARS     1 YEAR
                  -----------------                    --------------   ---------    --------    -------     -------     ------
AGSPC Asset Allocation Fund (Division 5)(1)..........     09/06/83           8.41%       9.48%      10.99%      16.84%     16.31%
AGSPC Capital Conservation Fund (Division 7).........     01/16/86           5.69        6.65        5.02        7.47       2.58
AGSPC Government Securities Fund (Division 8)........     01/16/86           5.67        6.69        4.65        6.61       2.90
AGSPC Growth Fund (Division 15)......................     04/29/94          21.11          --          --       26.34      14.71
AGSPC Growth & Income Fund (Division 16).............     04/29/94          18.85          --          --       23.83      17.52
AGSPC International Equities Fund (Division 11)......     10/02/89           2.52          --        9.22        3.85      (3.44)
AGSPC International Government Bond Fund (Division
  13)................................................     10/01/91           6.47          --        5.10        2.98     (10.09)
AGSPC MidCap Index Fund (Division 4)(2)
  Period from 07/01/87 to 06/30/97...................     10/13/82           9.90       12.64       15.44       24.44      25.36
  Period from 10/01/91 to 06/30/97...................                       16.13          --       15.44       24.44      25.36
AGSPC Money Market Fund (Division 6).................     01/16/86           4.29        4.28        2.40        2.54      (0.63)
AGSPC Science & Technology Fund (Division 17)........     04/29/94          24.40          --          --       21.12      (3.07)
AGSPC Small Cap Index Fund (Division 14).............     05/01/92          14.46          --       13.50       19.70      16.09
AGSPC Social Awareness Fund (Division 12)............     10/02/89          14.19          --       17.82       29.70      27.43
AGSPC Stock Index Fund (Division 10).................     04/20/87          13.06       15.79       18.11       28.48      26.68
Dreyfus Small Cap Portfolio (Division 18)............     07/11/94          16.67          --          --       17.99      10.29
Templeton Asset Allocation Fund
  (Division 19)......................................     07/11/94          13.60          --          --       16.13       8.99
Templeton International Fund (Division 20)...........     07/11/94          12.78          --          --       15.02       7.46


---------------

(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



(2) The AGSPC MidCap Index Division was formerly the Capital Accumulation Division. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes.



                                                                        TABLE II



                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                                            SINCE
                  FUND AND DIVISION*                     INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                  ------------------                     --------------   ---------   --------   -------    -------     ------
Dreyfus Small Cap Portfolio (Division 18)(1)...........     08/31/90        42.09%          --      24.03%     17.99%     10.29%
Templeton Asset Allocation Fund
  (Division 19)(1).....................................     08/24/88        11.13           --      13.37      16.13       8.99
Templeton International Fund (Division 20)(1)..........     05/01/92        13.48           --      16.56      15.02       7.46



* The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                               FUND
                                                            INCEPTION        SINCE
                   FUND AND DIVISION                           DATE        INCEPTION    10 YEARS   5 YEARS    3 YEARS     1 YEAR
                   -----------------                        ---------      ---------    --------   -------    -------     ------
AGSPC Asset Allocation Fund (Division 5)................     09/06/83         8.55%       9.61%     11.76%     18.16%     21.40%
AGSPC Capital Conservation Fund
  (Division 7)..........................................     01/16/86         5.82        6.78       5.94       9.00       7.49
AGSPC Government Securities Fund
  (Division 8)..........................................     01/16/86         5.80        6.82       5.59       8.16       7.83
AGSPC Growth Fund (Division 15).........................     04/29/94        22.05          --         --      27.50      19.80
AGSPC Growth & Income Fund (Division 16)................     04/29/94        19.82          --         --      25.02      22.60
AGSPC International Equities Fund
  (Division 11).........................................     10/02/89         2.64          --      10.03       5.47       1.18
AGSPC International Government Bond Fund (Division
  13)...................................................     10/01/91         6.60          --       6.02       4.63     (5.79)
AGSPC MidCap Index Fund (Division 4)
  Period from 07/01/87 to 06/30/97......................     10/13/82        10.04       12.78      16.13      25.63      30.45
  Period from 10/01/91 to 06/30/97......................                     16.26          --      16.13      25.63      30.45
AGSPC Money Market Fund (Division 6)....................     01/16/86         4.42        4.41       3.40       4.20       4.13
AGSPC Science & Technology Fund
  (Division 17).........................................     04/29/94        25.29          --         --      22.36       1.57
AGSPC Small Cap Index Fund (Division 14)................     05/01/92        14.59          --      14.22      20.97      21.18
AGSPC Social Awareness Fund (Division 12)...............     10/02/89        14.33          --      18.46      30.80      32.52
AGSPC Stock Index Fund (Division 10)....................     04/20/87        13.20       15.93      18.75      29.60      31.77
Dreyfus Small Cap Portfolio (Division 18)...............     07/11/94        17.85          --         --      19.29      15.37
Templeton Asset Allocation Fund
  (Division 19).........................................     07/11/94        14.75          --         --      17.46      14.07
Templeton International Fund (Division 20)..............     07/11/94        13.95          --         --      16.38      12.54



                                                                        TABLE IV


                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                               FUND
                                                            INCEPTION        SINCE
                   FUND AND DIVISION*                          DATE        INCEPTION    10 YEARS   5 YEARS    3 YEARS     1 YEAR
                   ------------------                       ---------      ---------    --------   -------    -------     ------
Dreyfus Small Cap Portfolio (Division 18)...............     08/31/90        42.26%         --      24.58%     19.29%     15.37%
Templeton Asset Allocation Fund (Division 19)...........     08/24/88        11.27          --      14.10      17.46      14.07
Templeton International Fund (Division 20)..............     05/01/92        13.62          --      17.23      16.38      12.54



---------------



 * The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                         TABLE V

                               CUMULATIVE RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED



        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1997)



                                                      FUND          SINCE
               FUND AND DIVISION                 INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS    3 YEARS     1 YEAR
               -----------------                 --------------   ---------   --------   -------    -------     ------
AGSPC Asset Allocation Fund (Division 5).......     09/06/83        221.93%    150.29%     74.39%     64.96%    21.40%
AGSPC Capital Conservation Fund
  (Division 7).................................     01/16/86         96.22      92.64      33.47      29.50      7.49
AGSPC Government Securities Fund
  (Division 8).................................     01/16/86         95.78      93.46      31.26      26.54      7.83
AGSPC Growth Fund (Division 15)................     04/29/94        107.65         --         --     107.27     19.80
AGSPC Growth & Income Fund
  (Division 16)................................     04/29/94         94.09         --         --      95.43     22.60
AGSPC International Equities Fund
  (Division 11)................................     10/02/89         23.73         --      61.29      17.34      1.18
AGSPC International Government Bond Fund
  (Division 13)................................     10/01/91         49.06         --      33.95      14.55    (5.79)
AGSPC MidCap Index Fund (Division 4)
  Period from 07/01/87 to 06/30/97.............     10/13/82        326.91     232.83     111.21      98.27     30.45
  Period from 10/01/91 to 06/30/97.............                     156.48                111.21      98.27     30.45
AGSPC Money Market Fund (Division 6)...........     01/16/86         67.36      53.92      18.22      13.15      4.13
AGSPC Science & Technology Fund
  (Division 17)................................     04/29/94        128.57         --         --      83.19      1.57
AGSPC Small Cap Index Fund
  (Division 14)................................     05/01/92        116.36         --      94.43      77.01     21.18
AGSPC Social Awareness Fund
  (Division 12)................................     10/02/89        198.53         --     133.32     123.81     32.52
AGSPC Stock Index Fund (Division 10)...........     04/20/87        275.34     338.36     136.11     117.70     31.77
Dreyfus Small Cap Portfolio
  (Division 18)................................     07/11/94         77.06         --         --      69.74     15.37
Templeton Asset Allocation Fund
  (Division 19)................................     07/11/94         61.39         --         --      62.07     14.07
Templeton International Fund
  (Division 20)................................     07/11/94         57.52         --         --      57.63     12.54



                                                                        TABLE VI


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1997)



                                                       FUND          SINCE
               FUND AND DIVISION*                 INCEPTION DATE   INCEPTION   10 YEARS    5 YEARS    3 YEARS     1 YEAR
               ------------------                 --------------   ---------   --------    -------    -------     ------
Dreyfus Small Cap Portfolio (Division 18).......     08/31/90      1,226.07%       --%      200.14%    69.74%     15.37%
Templeton Asset Allocation Fund (Division 19)...     08/24/88        170.87        --        93.36     62.07      14.07
Templeton International Fund (Division 20)......     05/01/92        106.13        --       121.37     57.63      12.54


---------------


 * The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     --------------------------------------------
         FUND AND DIVISION             1997        1996        1995        1994
         -----------------           --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)......................     21.40%       9.99%      23.55%      (2.29)%
AGSPC Capital Conservation Fund
 (Division 7)......................      7.49        0.75       19.58       (7.04)
AGSPC Government Securities Fund
 (Division 8)......................      7.83        0.90       16.31       (5.44)
AGSPC Growth Fund (Division 15)....     19.80       18.18       46.40        0.18
AGSPC Growth & Income Fund
 (Division 16).....................     22.60       22.10       30.55       (0.68)
AGSPC International Equities Fund
 (Division 11).....................      1.18        5.75        9.67        6.90
AGSPC International Government Bond
 Fund (Division 13)................    (5.79)        3.36       17.63        3.42
AGSPC MidCap Index Fund (Division
 4)(1).............................     30.45       17.61       29.24       (4.70)
AGSPC Money Market Fund (Division
 6)................................      4.13        3.97        4.51        2.77
AGSPC Science & Technology Fund
 (Division 17).....................      1.57       12.68       60.07       24.77
AGSPC Small Cap Index Fund
 (Division 14).....................     21.18       15.57       26.39       (4.30)
AGSPC Social Awareness Fund
 (Division 12).....................     32.52       22.75       37.57       (2.42)
AGSPC Stock Index Fund (Division
 10)...............................     31.77       21.53       35.95       (0.30)
Dreyfus Small Cap Portfolio
 (Division 18).....................     15.37       15.14       27.78        4.32
Templeton Asset Allocation Fund
 (Division 19).....................     14.07       17.40       21.02       (0.41)
Templeton International Fund
 (Division 20).....................     12.54       22.50       14.34       (0.07)

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     ------------------------------------------------------------------
         FUND AND DIVISION            1993       1992        1991        1990        1989        1988
         -----------------           ------    --------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)......................    8.19%      (1.71)%     20.13%      (3.38)%     15.81%       8.63%
AGSPC Capital Conservation Fund
 (Division 7)......................   10.88        7.55       16.00       (1.28)      10.63        5.92
AGSPC Government Securities Fund
 (Division 8)......................    9.70        6.14       13.59        4.91       11.03        4.95
AGSPC Growth Fund (Division 15)....      --          --          --          --          --          --
AGSPC Growth & Income Fund
 (Division 16).....................      --          --          --          --          --          --
AGSPC International Equities Fund
 (Division 11).....................   28.58      (14.31)      10.06      (20.90)       2.84          --
AGSPC International Government Bond
 Fund (Division 13)................   13.08        2.05        9.05          --          --          --
AGSPC MidCap Index Fund (Division
 4)(1).............................   11.78        8.79       20.81      (10.20)      18.10       13.06
AGSPC Money Market Fund (Division
 6)................................    1.67        2.22        4.49        6.83        7.92        5.72
AGSPC Science & Technology Fund
 (Division 17).....................      --          --          --          --          --          --
AGSPC Small Cap Index Fund
 (Division 14).....................   14.77       11.28          --          --          --          --
AGSPC Social Awareness Fund
 (Division 12).....................    6.84        2.31       26.63       (2.21)       1.00          --
AGSPC Stock Index Fund (Division
 10)...............................    8.78        5.58       27.70       (4.83)      27.88       13.13
Dreyfus Small Cap Portfolio
 (Division 18).....................      --          --          --          --          --          --
Templeton Asset Allocation Fund
 (Division 19).....................      --          --          --          --          --          --
Templeton International Fund
 (Division 20).....................      --          --          --          --          --          --


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/87*
                                     --------------------------------------------------------
         FUND AND DIVISION             1997        1996        1995        1994        1993
         -----------------           --------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)......................    150.29%     106.18%      87.45%      51.73%      55.28%
AGSPC Capital Conservation Fund
 (Division 7)......................     92.64       79.22       77.89       48.76       60.03
AGSPC Government Securities Fund
 (Division 8)......................     93.46       79.42       77.82       52.88       61.69
AGSPC Growth Fund (Division 15)....    107.65       73.33       46.67        0.18          --
AGSPC Growth & Income Fund
 (Division 16).....................     94.09       58.31       29.66       (0.68)         --
AGSPC International Equities Fund
 (Division 11).....................     23.73       22.29       15.65        5.45       (1.36)
AGSPC International Government Bond
 Fund (Division 13)................     49.06       58.22       53.08       30.14       25.83
AGSPC MidCap Index Fund (Division
 4)(1).............................    232.83      155.14      116.95       67.87       76.15
AGSPC Money Market Fund (Division
 6)................................     53.92       47.82       42.17       36.04       32.38
AGSPC Science & Technology Fund
 (Division 17).....................    128.57      125.05       99.72       24.77          --
AGSPC Small Cap Index Fund
 (Division 14).....................    116.36       78.54       54.49       22.23       27.72
AGSPC Social Awareness Fund
 (Division 12).....................    198.53      125.27       83.51       33.39       36.70
AGSPC Stock Index Fund (Division
 10)...............................    338.36      232.67      173.74      101.36      101.97
Dreyfus Small Cap Portfolio
 (Division 18).....................     77.06       53.47       33.29        4.32          --
Templeton Asset Allocation Fund
 (Division 19).....................     61.39       41.48       20.52       (0.41)         --
Templeton International Fund
 (Division 20).....................     57.52       39.97       14.26       (0.07)         --

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/87*
                                     ------------------------------------------------------
         FUND AND DIVISION            1992       1991        1990        1989        1988
         -----------------           ------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)......................   43.52%      43.03%      21.55%      25.81%       8.63%
AGSPC Capital Conservation Fund
 (Division 7)......................   44.33       34.19       15.68       17.18        5.92
AGSPC Government Securities Fund
 (Division 8)......................   47.39       38.86       22.25       16.53        4.95
AGSPC Growth Fund (Division 15)....      --          --          --          --          --
AGSPC Growth & Income Fund
 (Division 16).....................      --          --          --          --          --
AGSPC International Equities Fund
 (Division 11).....................  (23.29)     (10.48)     (18.66)       2.84          --
AGSPC International Government Bond
 Fund (Division 13)................   11.28        9.05          --          --          --
AGSPC MidCap Index Fund (Division
 4)(1).............................   57.58       44.86       19.91       33.52       13.06
AGSPC Money Market Fund (Division
 6)................................   30.20       27.37       21.90       14.10        5.72
AGSPC Science & Technology Fund
 (Division 17).....................      --          --          --          --          --
AGSPC Small Cap Index Fund
 (Division 14).....................   11.28          --          --          --          --
AGSPC Social Awareness Fund
 (Division 12).....................   27.95       25.06       (1.23)       1.00          --
AGSPC Stock Index Fund (Division
 10)...............................   85.66       75.84       37.70       44.68       13.13
Dreyfus Small Cap Portfolio
 (Division 18).....................      --          --          --          --          --
Templeton Asset Allocation Fund
 (Division 19).....................      --          --          --          --          --
Templeton International Fund
 (Division 20).....................      --          --          --          --          --


------------


  * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



(1) Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes. Investment experience for this Division subsequent to October 1, 1991 has been as follows: for the period from October 1, 1991 through December 31, 1991, the change in purchase unit value was 11.63%; for the period from October 1, 1991 through December 31, 1992, the cumulative change in purchase unit value was 21.43%; for the period from October 1, 1991 through December 31, 1993, the cumulative change in purchase unit value was 35.74%; for the period from October 1, 1991 through December 31, 1994, the cumulative change in purchase unit value was 29.36%; for the period from October 1, 1991 through December 31, 1995 the cumulative change in purchase unit value was 67.18%; for the period from October 1, 1991 through December 31, 1996 the cumulative change in purchase unit value was 96.61%; and for the period from October 1, 1991 through December 31, 1997 the cumulative change in purchase unit value was 156.48%.

                                                                      TABLE VIII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     --------------------------------------------
        FUND AND DIVISION**            1997        1996        1995        1994
        -------------------          --------    --------    --------    --------
Dreyfus Small Cap Portfolio
 (Division 18).....................     15.37       15.14       27.78        6.33
Templeton Asset Allocation Fund
 (Division 19).....................     14.07       17.40       21.02       (4.24)
Templeton International Fund
 (Division 20).....................     12.54       22.50       14.34       (3.49)

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     ------------------------------------------------------------------
        FUND AND DIVISION**           1993       1992        1991        1990        1989        1988
        -------------------          ------    --------    --------    --------    --------    --------
Dreyfus Small Cap Portfolio
 (Division 18).....................   66.31       69.24      156.75        1.68          --          --
Templeton Asset Allocation Fund
 (Division 19).....................   24.59        6.74       26.13       (9.13)      11.86        2.37
Templeton International Fund
 (Division 20).....................   45.51       (6.89)         --          --          --          --


                                       CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/87*
                                     --------------------------------------------------------------------------------
        FUND AND DIVISION**            1997        1996        1995        1994        1993        1992        1991
        -------------------          --------    --------    --------    --------    --------    --------    --------
Dreyfus Small Cap Portfolio
 (Division 18).....................  1,226.07    1,049.38      898.25      681.25      634.77      341.81      161.05
Templeton Asset Allocation Fund
 (Division 19).....................    170.87      137.46      102.27       67.14       74.53       40.09       31.24
Templeton International Fund
 (Division 20).....................    106.13       83.17       49.52       30.77       35.49       (6.89)         --

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 12/31/87*
                                     --------------------------------
        FUND AND DIVISION**            1990        1989        1988
        -------------------          --------    --------    --------
Dreyfus Small Cap Portfolio
 (Division 18).....................      1.68          --          --
Templeton Asset Allocation Fund
 (Division 19).....................      4.05       14.50        2.37
Templeton International Fund
 (Division 20).....................        --          --          --


------------


 * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



** The Table reflects actual historical performance of the related Separate
   Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC and other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) simplified deferred compensation plans of private employers.

  - Unfunded, non-qualified deferred compensation plans of private employers.


  - Section 408(p) SIMPLE Retirement Accounts



Portfolio Director may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Separate Account investment must be "adequately diversified" in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. Each Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. A Fund's failure to meet these diversification requirements could result in tax liability to Non-Qualified Contract Owners. Since each Fund expects to satisfy diversification, and assure tax deferred treatment to Non-Qualified Contract holders, investment opportunities of a Fund may consequently be limited. This would affect all Contract Owners, including owners of Contracts other than Non-Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

--------------------------------------------------------------------------------

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;


  - Conventional savings vehicles such as savings accounts.


                        THE POWER OF TAX-DEFERRED GROWTH

                                    [CHART]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable annuity options incur mortality and expense risk fee and administration and distribution fee charges (1% - 1.25%) and may also incur administrative fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). These fees and charges are not reflected in the above illustration and would reduce the results shown. Income taxes are payable upon withdrawal, and an additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800


This chart assumes a 28% Federal income tax rate. The $700 which is paid toward current Federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-favored program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-favored retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-favored retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000

--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    6
Types of Variable Annuity Contracts.................    7
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    8
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   11
    Tax Free Rollovers, Transfers and Exchanges.....   12
Exchange Privilege..................................   13
    Exchanges From Independence Plus Contracts......   13
    Exchanges From V-Plan Contracts.................   14
    Exchanges From SA-1 and SA-2 Contracts..........   15
    Exchanges From Impact Contracts.................   16
    Exchanges From Compounder Contracts.............   17
    Information Which May Be Applicable To Any
      Exchange......................................   18
Calculation of Surrender Charge.....................   19
    Illustration of Surrender Charge on Total
      Surrender.....................................   19
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   19
Purchase Unit Value.................................   20
    Illustration of Calculation of Purchase Unit
      Value.........................................   20
    Illustration of Purchase of Purchase Units......   20
Performance Calculations............................   20
    AGSPC Money Market Division Yields..............   20
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   20
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
Standardized Yield for Divisions Seven, Eight and
  Thirteen..........................................   21
    Calculation of Standardized Yield for Divisions
      Seven, Eight and Thirteen.....................   21
    Illustration of Calculation of Standardized
      Yield for Divisions Seven, Eight and
      Thirteen......................................   21
    Calculation of Average Annual Total Return......   22
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   23
    AGSPC Asset Allocation Division Five Performance
      Compared to S&P 500 Index, Merrill Lynch
      Corporate and Government Master Index and
      Certificate of Deposit Primary Offering by New
      York City Banks, 30 Day Index.................   26



                                                      PAGE
                                                      ----
    AGSPC Capital Conservation Division Seven
      Performance Compared to Merrill Lynch
      Corporate Master Index........................   27
    AGSPC Government Securities Division Eight
      Performance Compared to Lehman Brothers U.S.
      Treasury Composite Index......................   28
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   28
    AGSPC Growth & Income Division Sixteen
      Performance Compared to S&P 500 Index.........   29
    AGSPC International Equities Division Eleven
      Performance Compared to EAFE Index............   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   30
    AGSPC MidCap Index Division Four Performance
      Compared to S&P 500 Index and S&P MidCap 400
      Index.........................................   31
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   32
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   32
    AGSPC Small Cap Index Division Fourteen
      Performance Compared to Russell 2000 Index....   33
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   33
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   34
    Dreyfus Small Cap Division Eighteen Performance
      Compared to Russell 2000......................   34
    Templeton Asset Allocation Division Nineteen
      Performance Compared to MSCI World Index,
      Salomon Brothers Non-US Dollar World
      Government Bond Index, and Certificate of
      Deposit Primary Offering by New York City
      Banks, 30 Day Index...........................   35
    Templeton International Division Twenty
      Performance Compared to MSCI World Index......   36
Payout Payments.....................................   36
    Assumed Investment Rate.........................   36
    Amount of Payout Payments.......................   36
    Payout Unit Value...............................   37
    Illustration of Calculation of Payout Unit
      Value.........................................   37
    Illustration of Payout Payments.................   38
Distribution of Variable Annuity Contracts..........   38
Experts.............................................   38
Comments on Financial Statements....................   39

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                           G.A. #
   Address:                                                        Policy #
   Social Security Number:
--------------------------------------------------------------------------------

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:


3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955


10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(415) 574-5433

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700


230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001



11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145


7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330


1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022


8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099


4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801


410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840


90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611


University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030


Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822


5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

            2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019 1-800-44-VALIC


                           TDD NUMBER 1-800-35-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC

             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792

                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                               PORTFOLIO DIRECTOR


      --------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1998



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director* dated May 1, 1998 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or The Variable Annuity Marketing Company (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.


(*Portfolio Director is composed of Contract Forms UIT-194, UITG-194, UITN-194,
  UIT-IRA-194, and UIT-SEP-194.)

                               TABLE OF CONTENTS


General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    6
Types of Variable Annuity Contracts.........................    7
Federal Tax Matters.........................................    8
  Tax Consequences of Purchase Payments.....................    8
  Tax Consequences of Distributions.........................   10
  Special Tax Consequences -- Early Distribution............   11
  Special Tax Consequences -- Required Distributions........   11
  Tax Free Rollovers, Transfers and Exchanges...............   12
Exchange Privilege..........................................   13
  Exchanges From Independence Plus Contracts................   13
  Exchanges From V-Plan Contracts...........................   14
  Exchanges From SA-1 and SA-2 Contracts....................   15
  Exchanges From Impact Contracts...........................   16
  Exchanges From Compounder Contracts.......................   17
  Information Which May Be Applicable To Any Exchange.......   18
Calculation of Surrender Charge.............................   19
  Illustration of Surrender Charge on Total Surrender.......   19
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   19
Purchase Unit Value.........................................   20
  Illustration of Calculation of Purchase Unit Value........   20
  Illustration of Purchase of Purchase Units................   20
Performance Calculations....................................   20
  AGSPC Money Market Division Yields........................   20
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   20
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six..............................   20
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   20
  Illustration of Calculation of Effective Yield for AGPSC
     Money Market Division Six..............................   20
Standardized Yield for Divisions Seven, Eight and
  Thirteen..................................................   21
  Calculation of Standardized Yield for Divisions Seven,
     Eight and Thirteen.....................................   21
  Illustration of Calculation of Standardized Yield for
     Divisions Seven, Eight and Thirteen....................   21
  Calculation of Average Annual Total Return................   22
Performance Information.....................................   22
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to
     Benchmark Tables.......................................   22
  Performance Compared to Market Indices....................   23
  AGSPC Asset Allocation Division Five Performance Compared
     to S&P 500 Index, Merrill Lynch Corporate and
     Government Master Index and Certificate of Deposit
     Primary Offering by New York City Banks, 30 Day
     Index..................................................   26
  AGSPC Capital Conservation Division Seven Performance
     Compared to Merrill Lynch Corporate Master Index.......   27
  AGSPC Government Securities Division Eight Performance
     Compared to Lehman Brothers U.S. Treasury Composite
     Index..................................................   28
  AGSPC Growth Division Fifteen Performance Compared to S&P
     500 Index..............................................   28
  AGSPC Growth & Income Division Sixteen Performance
     Compared to S&P 500 Index..............................   29
  AGSPC International Equities Division Eleven Performance
     Compared to EAFE Index.................................   29
  AGSPC International Government Bond Division Thirteen
     Performance Compared to Salomon Brothers Non-U.S.
     Dollar World Government Bond Index.....................   30
  AGSPC MidCap Index Division Four Performance Compared to
     S&P 500 Index and S&P MidCap 400 Index.................   31

  AGSPC Money Market Division Six Performance Compared to
     Certificate of Deposit Primary Offering by New York
     City Banks, 30 Day Index...............................   32
  AGSPC Science & Technology Division Seventeen Performance
     Compared to S&P 500 Index..............................   32
  AGSPC Small Cap Index Division Fourteen Performance
     Compared to Russell 2000 Index.........................   33
  AGSPC Social Awareness Division Twelve Performance
     Compared to S&P 500 Index..............................   33
  AGSPC Stock Index Division Ten Performance Compared to S&P
     500 Index..............................................   34
  Dreyfus Small Cap Division Eighteen Performance Compared
     to Russell 2000........................................   34
  Templeton Asset Allocation Division Nineteen Performance
     Compared to MSCI World Index, Salomon Brothers Non-US
     Dollar World Government Bond Index, and Certificate of
     Deposit Primary Offering by New York City Banks, 30 Day
     Index..................................................   35
  Templeton International Division Twenty Performance
     Compared to MSCI World Index...........................   36
Payout Payments.............................................   36
  Assumed Investment Rate...................................   36
  Amount of Payout Payments.................................   36
  Payout Unit Value.........................................   37
  Illustration of Calculation of Payout Unit Value..........   37
  Illustration of Payout Payments...........................   38
Distribution of Variable Annuity Contracts..................   38
Experts.....................................................   38
Comments on Financial Statements............................   39

                              GENERAL INFORMATION

MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.9 billion as of December 31, 1997. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,739,191 accounts as of December 31, 1997. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 26,392 as of December 31, 1997. As of December 31, 1997, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1997 the Company's assets totaled more than $33 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     As of December 31, 1997, the Company was marketing Contracts in more than 9,795 public and private, primary and secondary schools with more than 464,729 participant accounts for employees in public and private schools nationwide. From December 31, 1987 to December 31, 1997, the cash value of investments in these Contracts has increased by 291 percent while the number of public and private school groups in these Contracts increased 104 percent and the number of participant accounts in these Contracts increased by 115 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1987 to December 31, 1997, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 176 percent and for the same period the number of participant accounts has increased 141 percent. For the same time period cash values for participants have increased 315 percent. As of December 31, 1997, more than 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the healthcare segment of the not-for-profit organization market. From December 31, 1987 to December 31, 1997 Contract cash values have increased 795 percent. During the same period the number of healthcare groups that have purchased these Contracts increased 290 percent and the number of participant accounts increased 290 percent.



     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1987 to December 31, 1997, Contract cash values for participants in these groups have increased 371 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 233 percent and the number of employer groups has increased 371 percent.



     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 26 of the last 29 states to sponsor ORPs with multiple carriers, as of December 31, 1997. From December 31, 1992 to December 31, 1997, in these ORPs the number of participant accounts increased 105 percent and cash values increased 153 percent to more than $2.3 billion dollars.


     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan

Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.


     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan, easy Retirement Plan includes: (1) personal, face-to-face service from highly trained VALIC Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.



     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., VARDS Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time to time, refer to The Dreyfus Corporation as adviser for the Dreyfus Small Cap Portfolio (underlying Division Eighteen). The Dreyfus Corporation has been helping Americans invest for their future with quality mutual funds for more than four decades. The Dreyfus Corporation joined forces with Mellon Bank and The Boston Company to form an investment management organization with over $300 billion in assets under management. Through 10 investment subsidiaries and affiliates, Dreyfus/Mellon Global Asset Management offers a broad array of products and services and a spectrum of investment opportunities designed to provide competitive returns at varying risk levels. Dreyfus, as of March 31, 1998, had approximately $100 billion of assets under management.



     For more than 40 years, the Templeton organization has been a leading investment management company with offices in the U.S., Australia, Baha-mas, Canada, Hong Kong, Luxembourg, Singapore,
Russia, Scotland and Germany. Templeton is a member of the $221 billion Franklin Templeton Group with over 6 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and internal investing. Templeton, as of December 31, 1997, had more than $94 billion in assets under management.



     The Company may, from time to time, refer to T. Rowe Price Associates, Inc. (T. Rowe Price), as subadviser to the Science & Technology Fund (underlying Division Seventeen) and the Growth Fund (underlying Division Fifteen). T. Rowe Price, one of the nation's leading no-load mutual fund managers, manages money for more than 6 million individual and institutional accounts on the basis of proprietary research and a strict investment discipline developed over 60 years.
T. Rowe Price has delivered strong performance for its clients by investing in both large- and small-growth companies which operate in the service sector of the economy, and also by investing in common stocks of companies expected to benefit from the development, advancement and use of science and technology. This includes industries such as telecommunications, computers, software, medical devices and biotechnology. T. Rowe Price, together with its affiliates, as of December 31, 1997, had more than $125 billion of assets under management.



     The Company may, from time to time, refer to Value Line Inc., ("Value Line"), investment subadviser to the Growth & Income Fund (underlying Division
16). Value Line provides investment counseling services to mutual funds and private and institutional client accounts. Investment selection is based on the Value Line Ranking System for Timeliness(TM). The system uses a variety of quantitative factors to determine the relative attractiveness of particular equity securities. Value Line also publishes The Value Line Investment Survey, one of the best-known U.S. investment advisory services, which features regular coverage of about 1,700 stocks. Value Line, as of December 31, 1997, had more than $5 billion of assets under management.



     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director in advertisements or sales material. The Company may refer to certain aspects of its products such as having a variety of shared mutual funds available as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.



     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.



     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.


ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.


     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that a company has the highest claims paying ability.


     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     The Company may, from time to time, refer to Bankers Trust Company's Tactical Asset Allocation Model's historical performance and compare such performance to that of the S&P 500 Index. Neither the Model nor the S&P 500 Index is a managed fund and neither have identifiable investment objectives.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity Contracts;

(2) single payment deferred annuity Contracts; and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS


     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.



     Your voluntary salary reduction contributions are generally limited to the lesser $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of:
$30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).


     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:



 (i) are not active participants in another retirement plan, and are not married;



 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan; or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.



(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $30,000 or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $50,000 or less ($40,000 or less prior to 1998; adjusted upward for inflation after 1998).



     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.



     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.


     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

(i) are unmarried and have adjusted gross income of $95,000 or less; or


(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.



The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.



     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.



     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who: (i) perform services for the government unit, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.



     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1998 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.



     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



     SEP. Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.



     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


     Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).


     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.


     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.


     408(b) IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.



     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.


     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.


     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owners's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.


     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION


     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:


(1) death;

(2) disability;


(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a) 403(a));


(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.


Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.



After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:



(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and



(7) distributions to cover certain costs of higher education tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and



(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.



     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.



     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.


     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.



     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.



     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:


(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.


     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.



     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.



     A participant generally may aggregate his or her Roth IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.



     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.



     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.


     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND
EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custo-dial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.



     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to an 408(b) individual retirement account or annuity, or to another such plan.



     408(b) IRAs. Funds may be transferred tax-free to an 408(b) IRA Contract, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth
IRA) to another provided that no more than one such rollover is made during any twelve-month period.



     408A "Roth" IRAs. Funds may be transferred over tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:



 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;



(ii) are not married filing separately.



     Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.



     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or 408(b) IRA.


     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     Unfunded Deferred Compensation Plans. Tax-free transfers or rollovers are not allowed from these plans.

     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS
CONTRACTS


     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus

Contracts for purposes of calculating the surrender charge under Portfolio Director.


     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus)


     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation, or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charges on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender

Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.



     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.



     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)


     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of the Series Company. This portfolio is managed by the Company for advisory fees at an annual rate of .29% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, The Dreyfus Corporation, or Templeton Investment Counsel Inc., for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Additionally, two fixed investment options are available under Portfolio Director.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.



     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, The Dreyfus Corporation, or Templeton Investment Counsel Inc., for advisory fees at annual rates ranging from .29% to .90% of each portfolio's or mutual fund's average daily net assets. In addition, two fixed investment options are available under Portfolio Director.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Impact Contracts and the Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)


     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a Federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/92.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/93 (0.05 X
           $5,000).....................................................   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/94 (0.05 X
           $15,000)....................................................   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/95 (0.05 X
           $2,000).....................................................   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/96 (0.05 X
           $3,000).....................................................   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/97 (0.05 X
           $4,000).....................................................   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                $ 50,000
      Less 10% not subject to Surrender Charge            -5,000
                                                            -----------
      Subject to Surrender Charge                             45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/97..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.


    1. Purchase Unit value, beginning of period.................  $  1.800000
    2. Value of Fund share, beginning of period.................  $ 21.200000
    3. Change in value of Fund share............................  $   .500000
    4. Gross investment return (3)/(2)..........................      .023585
    5. Daily separate account*..................................      .000027
            * Mortality and Expense Risk Fee and Administration
              and Distribution fee of 1% per annum used for
              illustrative purposes.
    6. Net investment return (4)-(5)............................      .023558
    7. Net investment factor 1.000000+(6).......................     1.023558
    8. Purchase Unit value, end of period (1)X(7)...............  $  1.842404



ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)


     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $      1.800000
    3. Number of Purchase Units purchased (1)/(2)...............        55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $      1.842404
    5. Value of Purchase Units in account for valuation date
    following
       purchase (3)X(4).........................................  $    102.36

                            PERFORMANCE CALCULATIONS


                       AGSPC MONEY MARKET DIVISION YIELDS


        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX


                           7-Day Current Yield: 4.22%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX


     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.



       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX


                          7-Day Effective Yield: 4.31%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX


     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is com-puted by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

   CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN


                                                               DIV 7         DIV 8         DIV 13
                                                              --------      --------      --------
Standardized Yield..........................................   5.45%         4.87%         3.60%


ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1997, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual com-

pounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 3, 5 or 10 year
                         periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.


     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from Dreyfus Small Cap. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.


     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R) Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.



     The performance of AGSPC Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.



     Performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.



     The performance of AGSPC Growth Division Fifteen, the AGSPC Growth & Income Division Sixteen, AGSPC Social Awareness Division Twelve, the AGSPC Science & Technology Division Seventeen and the AGSPC Stock Index Division Ten, may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(R) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.



     The performance of AGSPC International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign inves-


---------------


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

tors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.


     The performance of the AGSPC International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.



     The performance of AGSPC MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.



     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.



     The performance of the AGSPC Small Cap Index Division Fourteen and the Dreyfus Small Cap Division Eighteen may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.



     The performance of the Templeton Asset Allocation Division Nineteen may be compared to a benchmark comprised of a weighted average of three market sectors. The base allocation of the index is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. There are no minimum or maximum percentages as to the amount of the fund's assets which may be invested in each of the market segments. The performance of the equity securities sector of the Division may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The performance of the intermediate or long-term debt securities sector may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon World Index"). The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. Total returns (with income reinvested) for the MSCI World Index and the Salomon World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Salomon World Index is an unmanaged aggregate index composed of approximately 667 issues from


---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell TM is a trademark of the Frank Russell Company.

sixteen countries. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Ireland, Germany, Italy, Japan, The Netherlands, Spain, Sweden, Switzerland, and the United Kingdom.


     The performance of the Templeton International Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated.


AGSPC Asset Allocation* Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 6, 1983



                        ASSET ALLOCATION                            S&P 500     BLENDED
                         DIVISION FIVE                               INDEX      INDEX**
----------------------------------------------------------------    -------     -------
09/06/83..............................................  $10,000     $10,000     $10,000
12/31/83..............................................    9,857      10,156      10,252
12/31/84..............................................    9,853      10,793      11,269
12/31/85..............................................   11,004      14,217      14,177
12/31/86..............................................   11,987      16,871      16,536
12/31/87..............................................   12,862      17,757      17,472
12/31/88..............................................   13,973      20,706      19,669
12/31/89..............................................   16,182      27,267      24,213
12/31/90..............................................   15,634      26,420      24,748
12/31/91..............................................   18,782      34,470      30,404
12/31/92..............................................   18,460      37,095      32,608
12/31/93..............................................   19,973      40,834      35,770
12/31/94..............................................   19,515      41,373      35,769
12/31/95..............................................   24,110      56,921      45,566
12/31/96..............................................   26,519      69,995      51,871
12/31/97..............................................   32,193      93,345      63,251


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                SINCE
                                             INCEPTION**   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                             -----------   --------   -------    -------     ------
Investment Division
     AGSPC Asset Allocation Division
       Five................................     221.93%     150.29%     74.39%     64.96%     21.40%
Benchmark Comparison
     S&P 500 Index.........................     833.45%     425.69%    151.63%    125.62%     33.36%
     Blended Index*........................     532.51%     262.01%     93.97%     76.83%     21.94%


---------------


 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC Capital Conservation Division Seven Performance Compared to Merrill Lynch Corporate Master Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986



                                                                                MERRILL LYNCH
                        CAPITAL CONSERVATION                                   CORPORATE MASTER
                           DIVISION SEVEN                                           INDEX
---------------------------------------------------------------------          ----------------
01/16/86...................................................  $10,000               $10,000
12/31/86...................................................   10,477                11,609
12/31/87...................................................   10,186                11,823
12/31/88...................................................   10,789                12,976
12/31/89...................................................   11,936                14,808
12/31/90...................................................   11,784                15,899
12/31/91...................................................   13,669                18,779
12/31/92...................................................   14,702                20,514
12/31/93...................................................   16,301                23,064
12/31/94...................................................   15,153                22,288
12/31/95...................................................   18,120                27,097
12/31/96...................................................   18,255                28,015
12/31/97...................................................   19,622                30,925



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                           SINCE
                                        INCEPTION**   10 YEARS     5 YEARS     3 YEARS     1 YEAR
                                        -----------   --------     -------     -------     ------
Investment Division
     AGSPC Capital Conservation Divi-
       sion Seven.....................     96.22%      92.64%      33.47%      29.50%       7.49%
Benchmark Comparison
     Merrill Lynch Corporate Master
       Index..........................    209.25%     161.57%      50.75%      38.76%      10.39%


---------------

* This Division was initiated on January 16, 1986.

AGSPC Government Securities Division Eight Performance Compared to Lehman Brothers U.S. Treasury


Composite Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986



                        GOVERNMENT SECURITIES                                   U.S. TREASURY
                           DIVISION EIGHT                                      COMPOSITE INDEX
---------------------------------------------------------------------          ---------------
01/16/86...................................................  $10,000               $10,000
12/31/86...................................................   10,461                11,630
12/31/87...................................................   10,120                11,862
12/31/88...................................................   10,621                12,694
12/31/89...................................................   11,792                14,516
12/31/90...................................................   12,371                15,765
12/31/91...................................................   14,052                18,187
12/31/92...................................................   14,915                19,502
12/31/93...................................................   16,362                21,597
12/31/94...................................................   15,472                20,857
12/31/95...................................................   17,995                24,684
12/31/96...................................................   18,157                25,369
12/31/97...................................................   19,578                27,770



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                         SINCE
                                       INCEPTION*     10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                       ----------     --------     -------      -------       ------
Investment Division
     AGSPC Government Securities
       Division Eight.............         95.78%       93.46%       31.26%       26.54%        7.83%
Benchmark Comparison
     U.S. Treasury Composite
       Index......................        177.70%      134.11%       42.40%       33.15%        9.47%


---------------

* This Division was initiated on January 16, 1986.



AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994



                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,532
12/31/95...................................................   14,667            14,489
12/31/96...................................................   17,333            17,817
12/31/97...................................................   20,765            23,761



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      SINCE
                                                    INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                    ----------    -------     -------      ------
Investment Division
     AGSPC Growth Division Fifteen................     107.65%          --     107.27%      19.80%
Benchmark Comparison
     S&P 500 Index................................     137.61%          --     125.62%      33.36%


---------------


* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC Growth & Income Division Sixteen Performance Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994



                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................    9,932            10,532
12/31/95...................................................   12,966            14,489
12/31/96...................................................   15,831            17,817
12/31/97...................................................   19,409            23,761



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Growth & Income Division Sixteen....      94.09%        --          95.43%       22.60%
Benchmark Comparison
     S&P 500 Index.............................     137.61%        --         125.62%       33.36%


---------------


* The Fund underlying this Division was initiated on April 29, 1994.



AGSPC International Equities Division Eleven Performance Compared to EAFE Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989



                         INTERNATIONAL EQUITIES                                         EAFE
                            DIVISION ELEVEN                                             INDEX
------------------------------------------------------------------------            -------------
10/02/89.................................................  $      10,000            $      10,000
12/31/89.................................................         10,284                   10,467
12/31/90.................................................          8,134                    8,013
12/31/91.................................................          8,952                    8,984
12/31/92.................................................          7,671                    7,891
12/31/93.................................................          9,864                   10,460
12/31/94.................................................         10,545                   11,274
12/31/95.................................................         11,565                   12,537
12/31/96.................................................         12,229                   13,295
12/31/97.................................................         12,373                   13,532



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                        SINCE
                                                      INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                      ----------    -------     -------      ------
Investment Division
     AGSPC International Equities Division Eleven...     23.73%       61.29%      17.34%       1.18%
Benchmark Comparison
     EAFE Index.....................................     35.32%       71.49%      20.03%       1.78%


---------------


* This Division was initiated on October 2, 1989.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991



                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      SINCE
                                                    INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                    ----------     -------      -------       ------
Investment Division
     AGSPC International Government Bond Division
       Thirteen...................................     49.06%        33.95%       14.55%        (5.79)%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World
       Government Bond Index......................     65.68%        43.57%       18.35%        (4.41)%


---------------


* This Division was initiated on October 1, 1991.

AGSPC MidCap Index Division Four Performance Compared to S&P 500 Index and S&P MidCap 400 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 13, 1982



                                                                                S&P
                                                               S&P            MIDCAP
                   MIDCAP INDEX                                500              400
                   DIVISION FOUR                              INDEX            INDEX
---------------------------------------------------          -------          -------
10/13/82..................................  $10,000          $10,000          $10,000
12/31/82..................................   10,096           11,352           11,564
12/31/83..................................   11,608           13,913           14,583
12/31/84..................................   11,721           14,786           14,755
12/31/85..................................   13,195           19,477           20,004
12/31/86..................................   13,516           23,113           23,247
12/31/87..................................   12,827           24,326           22,774
12/31/88..................................   14,502           28,367           27,527
12/31/89..................................   17,127           37,355           37,310
12/31/90..................................   15,380           36,195           35,401
12/31/91..................................   18,580           47,223           53,136
12/31/92..................................   20,213           50,820           59,466
12/31/93..................................   22,594           55,943           67,762
12/31/94..................................   21,532           56,681           65,332
12/31/95..................................   27,827           77,981           85,547
12/31/96..................................   32,726           95,892          102,009
12/31/97..................................   42,691          127,881          134,894



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                          SINCE
                                        INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                        ---------    --------    --------    --------    --------
Investment Division
     AGSPC MidCap Index Division
       Four.........................      326.91%    232.83%     111.21%      98.27%      30.45%
Benchmark Comparison
     S&P 500 Index..................    1,178.81%    425.69%     151.63%     125.62%      33.36%
     S&P MidCap 400 Index...........    1,248.94%    492.31%     126.84%     106.48%      32.24%


---------------


Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected purchase unit data for the last ten years for this Division appears in the prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by


New York City Banks, 30 Day Index (Primary CD Index)



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 16, 1986



                            MONEY MARKET                                       PRIMARY
                            DIVISION SIX                                       CD INDEX
---------------------------------------------------------------------          --------
01/16/86...................................................  $10,000           $10,000
12/31/86...................................................   10,405            10,591
12/31/87...................................................   10,873            11,253
12/31/88...................................................   11,495            12,083
12/31/89...................................................   12,406            13,130
12/31/90...................................................   13,254            14,181
12/31/91...................................................   13,849            14,955
12/31/92...................................................   14,157            15,427
12/31/93...................................................   14,393            15,826
12/31/94...................................................   14,791            16,390
12/31/95...................................................   15,458            17,200
12/31/96...................................................   16,072            17,980
12/31/97...................................................   16,736            18,840



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                SINCE
                                              INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                              ---------    --------    -------     -------      ------
Investment Division
     AGSPC Money Market Division Six........   67.36%        53.92%      18.22%      13.15%       4.13%
Benchmark Comparison
     Primary CD Index.......................   88.40%        67.42%      22.13%      14.95%       4.78%



AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994



                        SCIENCE & TECHNOLOGY                                   S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,532
12/31/95...................................................   19,972            14,489
12/31/96...................................................   22,505            17,817
12/31/97...................................................   22,857            23,761



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Science & Technology Division
       Seventeen...............................     128.57%        --          83.19%        1.57%
Benchmark Comparison
     S&P 500 Index.............................     137.61%        --         125.62%       33.36%


---------------


* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992



                                                                                       RUSSELL
                            SMALL CAP INDEX                                             2000
                           DIVISION FOURTEEN                                            INDEX
------------------------------------------------------------------------            -------------
05/01/92.................................................  $      10,000            $      10,000
12/31/92.................................................         11,128                   11,416
12/31/93.................................................         12,772                   13,571
12/31/94.................................................         12,223                   13,324
12/31/95.................................................         15,449                   17,114
12/31/96.................................................         17,854                   19,937
12/31/97.................................................         21,636                   24,396



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                     SINCE
                                                   INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                   ----------     -------      -------      --------
Investment Division
     AGSPC Small Cap Index Division Fourteen.....    116.36%       94.43%       77.01%       21.18%
Benchmark Comparison
     Russell 2000................................    143.96%      113.70%       83.10%       22.36%


---------------


* This Division was initiated May 1, 1992.



AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989



                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      SINCE
                                                    INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                    ----------    -------     -------      ------
Investment Division
     AGSPC Social Awareness Division Twelve.......     198.53%     133.32%     123.81%      32.52%
Benchmark Comparison
     S&P 500 Index................................     249.67%     151.63%     125.62%      33.36%


---------------


* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 20, 1987



                           STOCK INDEX                                        S&P 500
                           DIVISION TEN                                        INDEX
------------------------------------------------------------------            -------
04/20/87.................................................  $10,000            $10,000
12/31/87.................................................    8,562              8,722
12/31/88.................................................    9,687             10,171
12/31/89.................................................   12,388             13,394
12/31/90.................................................   11,790             12,978
12/31/91.................................................   15,056             16,932
12/31/92.................................................   15,897             18,222
12/31/93.................................................   17,293             20,059
12/31/94.................................................   17,241             20,323
12/31/95.................................................   23,439             27,960
12/31/96.................................................   28,484             34,383
12/31/97.................................................   37,534             45,852



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1997)



                                        SINCE
                                      INCEPTION     10 YEARS     5 YEARS     3 YEARS     1 YEAR
                                      ---------     --------     -------     -------     ------
Investment Division
     AGSPC Stock Index Division
       Ten..........................   275.34%      338.36%      136.11%     117.70%     31.77%
Benchmark Comparison
     S&P 500 Index..................   358.52%      425.69%      151.63%     125.62%     33.36%



Dreyfus Small Cap Division Eighteen Performance Compared to Russell 2000



                      HYPOTHETICAL $10,000 ACCOUNT VALUE*


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990



                         DREYFUS SMALL CAP                                    RUSSELL
                         DIVISION EIGHTEEN                                     INDEX
--------------------------------------------------------------------          --------
08/31/90..................................................  $ 10,000          $10,000
12/31/90..................................................    10,168            9,577
12/31/91..................................................    26,105           13,996
12/31/92..................................................    44,181           16,572
12/31/93..................................................    73,477           19,701
12/31/94..................................................    78,125           19,341
12/31/95..................................................    99,825           24,844
12/31/96..................................................   114,938           28,942
12/31/97..................................................   132,607           35,414



                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*


                        (PERIOD ENDED DECEMBER 31, 1997)



                                                    SINCE
                                                  INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                  ----------    -------     -------      ------
Investment Division
     Dreyfus Small Cap Division Eighteen........  1,226.07%     200.14%      69.74%      15.37%
Benchmark Comparison
     Russell 2000...............................    254.14%     113.70%      83.10%      22.36%


---------------


* The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Dreyfus Small Cap Portfolio Division 18 was August 31, 1990, the inception of the underlying fund. Current contract charges have been assessed in determining pro forma hypothetical account values and cumulative returns.

Templeton Asset Allocation Division Nineteen Performance Compared to MSCI World Index, Salomon Brothers World Government Bond Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 24, 1988


                                                                     MSCI
                  TEMPLETON ASSET ALLOCATION                        WORLD       BLENDED
                      DIVISION NINETEEN                             INDEX       INDEX**
--------------------------------------------------------------     --------     --------
08/24/88............................................  $10,000      $10,000      $10,000
12/31/88............................................   10,237       11,432       11,074
12/31/89............................................   11,450       13,330       12,346
12/31/90............................................   10,405       11,062       11,737
12/31/91............................................   13,124       13,084       13,649
12/31/92............................................   14,009       12,401       13,553
12/31/93............................................   17,453       15,191       15,883
12/31/94............................................   16,714       15,962       16,522
12/31/95............................................   20,227       19,270       19,578
12/31/96............................................   23,746       21,867       21,355
12/31/97............................................   27,087       25,314       23,328


                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     Templeton Asset Allocation Division
       Nineteen................................     170.87%       93.36%       62.07%       14.07%
Benchmark Comparison**
     MSCI World Index..........................     153.14%      104.13%       58.59%       15.76%
     Blended Index.............................     133.28%       72.12%       41.20%        9.24%


---------------

 * The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Templeton Asset Allocation Fund Division 19 was August 24, 1988, the inception of the underlying fund. Current contract charges have been assessed in determining pro forma hypothetical account values and cumulative returns.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the MSCI World Index, 35% of investments included in the Salomon Brothers World Government Bond Index and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Bank, 30 Day index.

   Templeton International Division Twenty Performance Compared to MSCI World Index

                        HYPOTHETICAL $10,000 ACCOUNT VALUE*
           ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                                 MSCI
                       TEMPLETON INTERNATIONAL                                  WORLD
                           DIVISION TWENTY                                      INDEX
---------------------------------------------------------------------          --------
05/01/92...................................................  $10,000           $10,000
12/31/92...................................................    9,311            10,182
12/31/93...................................................   13,549            12,474
12/31/94...................................................   13,077            13,107
12/31/95...................................................   14,952            15,823
12/31/96...................................................   18,317            17,955
12/31/97...................................................   20,613            20,786


                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*

                        (PERIOD ENDED DECEMBER 31, 1997)



                                                      SINCE
                                                    INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                    ----------    -------     -------      ------
Investment Division
     Templeton International Division Twenty......    106.13%     121.37%      57.63%      12.54%
Benchmark Comparison
     MSCI World Index.............................    107.86%     104.13%      58.59%      15.76%


---------------

* The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Templeton International Fund Division 20 was May 1, 1992, the inception of the underlying fund. Current contract charges have been assessed in determining pro forma hypothetical account values and cumulative returns.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Underwriter as defined above, a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


     Pursuant to its underwriting agreement with the Underwriter and VALIC Separate Account A, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1995, 1996 and 1997 were $44,476,000, $52,963,000 and $34,105,000, respectively.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of the Company's Separate Account A at December 31, 1997 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen, Fourteen, Fifteen, Sixteen, Seventeen, Eighteen, Nineteen, and Twenty are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997, and for the fiscal year then ended.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                 CONTRACT FORM

                             PORTFOLIO DIRECTOR AND


                              PORTFOLIO DIRECTOR 2


                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

        Filed with Part A:

            Selected Purchase Unit Data for each Fund for the last ten years or since inception

        Filed with Part B:

        (i)  Audited Financial Statements

             The Variable Annuity Life Insurance Company

                Report of Independent Auditors

                Consolidated Balance Sheets

                Consolidated Statements of Income

                Consolidated Statements of Changes in Stockholder Equity

                Consolidated Statements of Cash Flows

                Notes to Consolidated Financial Statements

        (ii)  Audited Financial Statements

              The Variable Annuity Life Insurance Company Separate Account A --


                Statement of Net Assets


                Statement of Operations

                Statements of Changes in Net Assets


                Notes to Financial Statements



                Report of Independent Auditors



       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits


          1.             -- Resolutions adopted by The Variable Annuity Life
                            Insurance Company Board of Directors at its Annual
                            Meeting of April 18, 1979 establishing The Variable
                            Annuity Life Insurance Company Separate Account A,
                            incorporated herein by reference to Post-Effective
                            Statement No. 5 filed with the Securities and Exchange
                            Commission ("SEC") on March 1, 1996 (File No.
                            33-75292/811-3240)
          2.             -- Not Applicable.
          3.             -- Underwriting Agreement between The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life Insurance
                            Company Separate Account A and The Variable Annuity
                            Marketing Company, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(a).          -- Specimen Individual Annuity Contract. (Form UIT-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(i).       -- Specimen Group Annuity Contract. (Form UITG-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(ii).      -- Specimen Individual Non-Qualified Annuity Contract. (Form
                            UITN-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iii).     -- Specimen Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194P), incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iv).      -- Specimen Individual Retirement Account Annuity Contract.
                            (Form UIT-IRA-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(v).       -- Specimen Simplified Employee Pension Contract (Form
                            UIT-SEP-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(vi).      -- Specimen Endorsement to Group Annuity Contract or
                            Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194-RSAC), effective upon issu-
                            ance; incorporated herein by reference to Post-Effective
                            Amendment. No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          5(a)(i).       -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with all
                            plan types except Individual Retirement Annuities (IRA),
                            Simplified Employee Pension Plan (SEP), and Non-Qualified
                            Deferred Annuities (NQDA).
          5(a)(ii).      -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with
                            Individual Retirement Annuities (IRA), Simplified
                            Employee Pension Plans (SEP), and Non-Qualified Deferred
                            Annuities (NQDA).
          5(b).          -- Specimen Group Master Application, incorporated herein by reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          6(a).          -- Copy of Amended and Restated Articles of Incorporation of
                            The Variable Annuity Life Insurance Company, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).

            6(b).          -- Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The
                              Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective
                              March 28, 1990, incorporated herein by reference to Post- Effective Amendment No. 5 filed with the SEC on March 1, 1996 (File No. 33-75922/811-3240).
            6(c).          -- Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as
                              amended through March 4, 1992; incorporated herein by reference to Post-Effective
                              Amendment No. 11 filed with the SEC on December 23, 1997 (File No. 33-75292/811-3240).
            7.             -- Not Applicable.
            8(a).          -- Participation Agreement between The Variable Annuity Life Insurance Company and
                              Templeton Variable Products Series Fund, incorporated herein by reference to
                              Post-Effective Amendment No. 5 filed with the SEC on March 1, 1996 (File No.
                              33-75292/811-3240).
            8(b).          -- (1) Participation Agreement between The Variable Annuity Life Insurance Company and
                              Dreyfus Variable Investment Fund, incorporated herein by reference to Post-Effective
                              Amendment No. 5 filed with the SEC on March 1, 1994 (File No. 33-75292/811-3420).
                              (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus
                              Corporation dated July 1, 1997.
            8(c).          -- (1) Order Transmission Agreement between The Variable Annuity Life Insurance Company and Scudder Service Corporation, incorporated herein by reference to Post-Effective
                              Amendment No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).
                              (2) Amendment to Order Transmission Agreement between The Variable Annuity Life Insurance
                              Company and Scudder Service Corporation, effective July 1, 1997, incorporated herein by reference to Post-Effective Amendment No. 11 filed with the SEC on December 23, 1997
                              (File No. 33-75292/811-3240).
            8(d).          -- (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., incorporated herein by reference to Post-Effective
                              Amendment No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).
                              (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life
                              Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997;
                              incorporated herein by reference to Post-Effective Amendment No. 11 filed with the SEC on December 23, 1997 (File No. 33-75292/811-3240).
            8(e).          -- (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc., incorporated herein by reference to
                              Post-Effective Amendment No. 8 filed with the SEC on June 28, 1996 (File No.
                              33-75292/811-3240).
                              (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life
                              Insurance Company and American Century Mutual Funds, Inc. and American Century
                              Investment Management, Inc., effective December 8, 1997; incorporated herein by reference to Post-Effective Amendment No. 11 filed with the SEC on December 23, 1997
                              (File No. 33-75292/811-3240).
            8(f).          -- (1) Participation Agreement between The Variable Annuity Life Insurance Company and
                              Founders Growth Fund Inc., incorporated herein by reference to Post-Effective Amendment
                              No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).

                            (2) Consent to Assignment between The Variable Annuity Life
                            Insurance Company and Premier Mutual Fund Services, Inc.
                            dated April 1, 1998.
          8(g).          -- Master Shareholder Services Agreement between The
                            Variable Annuity Life Insurance Company and Franklin
                            Templeton Group of Funds, incorporated herein by
                            reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996 (File No. 33-75292/811-3240).
          8(h).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Vanguard Group, Inc., incorporated
                            herein by reference to Post-Effective Amendment No. 8
                            filed with the SEC on June 28, 1996 (File No.
                            33-75292/811-3240).
          8(i).          -- Agreement between The Variable Annuity Life Insurance
                            Company and Neuberger & Berman Management Inc., incorporated herein by reference to Post-Effective Amendment No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).
          9.             -- Written Consent and Opinion of Cynthia A. Toles, Senior
                            Associate General Counsel and Secretary.
         10.             -- Consent of Independent Auditors.
         11.             -- Not Applicable.
         12.             -- Not Applicable.
         13.             -- Calculation of standard and nonstandard performance
                            information; incorporated herein by reference to
                            Post-Effective Amendment No. 11 filed with the SEC on
                            December 23, 1997 (File No. 33-75292/811-3240).
         14.             -- Not Applicable.
         15.             -- Supplemental Information Form which discloses Section
                            403(b)(11) withdrawal restrictions as set forth in a
                            no-action letter issued by the SEC on November 28, 1988,
                            and which requires the signed acknowledgement of
                            participants who purchase Section 403(b) annuities with
                            regard to these withdrawal restrictions.
         16(a).          -- Copies of manually signed powers of attorney for The
                            Variable Annuity Life Insurance Company Directors Robert
                            M. Devlin and Joe C. Osborne, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
         16(b).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director Craig R.
                            Rodby; incorporated herein by reference to Post-
                            Effective Amendment No. 11 filed with the SEC on December
                            23, 1997 (File No. 33-75292/811-3240).
         16(c).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director James S.
                            D'Agostino, Jr.; incorporated herein by reference to
                            Post-Effective Amendment No. 11 filed with the SEC on
                            December 23, 1997 (File No. 33-75292/811-3240).
         16(d).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director Jon P.
                            Newton incorporated herein by reference to Post-
                            Effective Amendment No. 6 filed with the SEC on April 19,
                            1996 (File No. 33-75292/811-3240).
         16(e).          -- Copy of manually signed powers of attorney for The
                            Variable Annuity Life Insurance Company Directors Brent
                            C. Nelson, Thomas L. West, Jr., Bruce R. Abrams, Michael
                            G. Atnip, John A. Graf, Patrick E. Grady and Richard W.
                            Scott.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
James S. D'Agostino, Jr................  Senior Chairman of the Board of Directors, VALIC.
                                         Director and President, American General Corporation.
Thomas L. West, Jr.....................  Chairman and Chief Executive Officer, VALIC.
                                         Chairman of the Board of Directors, VAMCO.
Jon P. Newton..........................  Vice Chairman of the Board of Directors, VALIC. Vice
                                         Chairman of the Board of Directors, American General
                                         Corporation.
Craig R. Rodby.........................  Vice Chairman of the Board of Directors and Chief
                                         Financial Officer, VALIC.
John A. Graf...........................  Director and President, VALIC.
Robert M. Devlin.......................  Director, VALIC.
                                         Chairman of the Board of Directors and Chief Executive
                                         Officer, American General Corporation.
Bruce R. Abrams........................  Director and Executive Vice President -- Marketing, VALIC.
Michael G. Atnip.......................  Director and Executive Vice President -- Administration
                                         and Information Systems, VALIC.
Joe C. Osborne.........................  Director and Executive Vice President -- Marketing, VALIC.
                                         Director and President, VAMCO.
Patrick E. Grady.......................  Director, Senior Vice President and Treasurer, VALIC.
Brent C. Nelson........................  Director, Senior Vice President and Controller, VALIC.
Richard W. Scott.......................  Director, Vice President and Chief Investment Officer,
                                         VALIC.
                                         Executive Vice President and Chief Investment Officer,
                                         American General Corporation.
Dwight L. Cramer, II...................  Senior Vice President -- Specialty Markets, VALIC.
Stephen G. Kellison....................  Senior Vice President and Chief Actuary, VALIC.
Charles D. Robinson....................  Senior Vice President -- Institutional Marketing, VALIC.
Donald L. Sharps.......................  Senior Vice President -- Systems, VALIC.
Harry N. Bragg.........................  Vice President -- Strategic Systems, VALIC.
J. David Crank.........................  Vice President -- Group Plan Administration, VALIC.
Norman Jaskol..........................  Vice President and Managing Director -- Investments,
                                         VALIC.
Jack L. Rochelle.......................  Vice President -- Information Technology Services, VALIC.
Phillip W. Schraub.....................  Vice President -- Customer Service, VALIC.
Conway R. Shaw.........................  Vice President -- Group Marketing, VALIC.
Norman A. Skinrood, Jr.................  Vice President -- Strategic Projects, VALIC.
Cynthia A. Toles.......................  Vice President and Secretary, VALIC.
                                         Director, Secretary and Assistant Treasurer, VAMCO.
William C. Vetterling..................  Vice President -- Sales Administration, VALIC.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Garry B. Watts.........................  Vice President -- Independent Agents/Brokers.
William A. Wilson......................  Vice President -- Government Affairs, VALIC.
Jane E. Bates..........................  Chief Compliance Officer, VALIC.
                                         Treasurer and Chief Compliance Officer, VAMCO.
D. Lynne Walters.......................  Tax Officer, VALIC.
                                         Tax Officer, VAMCO.
                                         Vice President -- Taxes, American General Corporation.


ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Company ("Depositor") established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under the Portfolio Director Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"), the Templeton Asset Allocation Fund and Templeton International Fund (each a separate series of Templeton Variable Products Series Fund), and Small Cap Portfolio of the Dreyfus Variable Investment Fund. The Registrant votes Series Company shares and shares held in Templeton Variable Products Series Fund and Dreyfus Variable Investment Fund only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)


     The Registrant also supports benefits payable under the Portfolio Director 2 Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"); American Century Investment Management, Inc., American Century -- Twentieth Century Ultra Fund; Founders Funds, Inc., Founders Growth Fund; Neuberger&Berman Management, Inc., Neuberger&Berman Guardian Trust; Putnam Investments; Putnam Global Growth Fund, New Opportunities Fund, and OTC & Emerging Growth Fund; Scudder, Kemper Investments, Inc., Scudder Growth and Income Fund; Templeton Funds, Inc., Templeton Foreign Fund, and The Vanguard Group, Inc., Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio, Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio, Vanguard/Wellington Fund and Vanguard/Windsor II. The Registrant votes shares held in the above Funds only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)



     The Depositor is indirectly wholly-owned by AGC (formerly American General Insurance Company.) Therefore, the Depositor and various companies affiliated with the Depositor may be deemed to be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in an exhibit entitled, "Subsidiaries of American General Corporation," of the Form 10-K of AGC filed for the year ended December 31, 1997 (File No. 1-7981), which is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1998, a date within 90 days prior to the date of filing, there were 207,698 individual Contract Owners, 3,743 group Contract Owners of the qualified Contracts, offered by the Portfolio Director prospectus of the Registrant, and 15,608 individual Contract Owners and 12 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director prospectus. As of a date within 90 days prior to the date of filing, there were 145,059 individual Contract Owners, 3,639 group Contract Owners of the qualified Contracts, offered by the Portfolio Director 2 prospectus of the Registrant, and 0 individual Contract Owners and 0 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director 2 prospectus. The Registrant issues different contracts through other Registration Statements.


ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VAMCO acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the Series Company, a registered investment company.

     (b) The following information is furnished with respect to each officer and director of VAMCO:


           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Thomas L. West, Jr.(1)...................  Chairman of the Board of Directors
Joe C. Osborne(1)........................  Director and President
Cynthia A. Toles(1)......................  Director, Secretary and Assistant
                                           Treasurer
Jane E. Bates(1).........................  Treasurer and Chief Compliance Officer
D. Lynne Walters(1)......................  Tax Officer
Todd M. Adams............................  Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
F. William Scott.........................  Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
Edward K. Boero..........................  Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero..........................  Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Joe H. Connell...........................  Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello........................  Vice President
1767 Sentry Parkway West 19
Suite 300
Blue Bell, PA 19422

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Paige T. Davis...........................  Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
Fred Roberts.............................  Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
Robert G. Fillmore.......................  Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095
James M. Garrison........................  Vice President
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham..........................  Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin.........................  Vice President
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Richard R. Gumpert.......................  Vice President
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Ernest Jordan III........................  Vice President
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Thomas N. Lange..........................  Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Alden D. Lewis...........................  Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle............................  Vice President
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
Sharon J. Novickas.......................  Vice President
230 West Monroe
Suite 1900
Chicago, IL 60606

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Robert A. Obester........................  Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Evan Cole................................  Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
William G. Tubbs.........................  Vice President
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donald R. Van Putten.....................  Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228

---------------

(1) 2929 Allen Parkway, Houston, Texas 77019

     (c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

       The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

               /s/ THOMAS L. WEST, JR.                 Chairman and Chief Executive          April 27, 1998
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                  /s/ JOHN A. GRAF                     President and Director                April 27, 1998
-----------------------------------------------------
                    John A. Graf

                 /s/ BRENT C. NELSON                   Senior Vice President, Controller     April 27, 1998
-----------------------------------------------------    and Director
                   Brent C. Nelson

                 /s/ BRENT C. NELSON                   Principal Accounting Officer          April 27, 1998
-----------------------------------------------------
                   Brent C. Nelson

                         **                            Senior Chairman of the Board of       April   , 1998
-----------------------------------------------------    Directors
              James S. D'Agostino, Jr.

                          *                            Vice Chairman of the Board of         April   , 1998
-----------------------------------------------------    Directors
                    Jon P. Newton

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

                 /s/ CRAIG R. RODBY                    Vice Chairman of the Board of         April 27, 1998
-----------------------------------------------------    Directors and Chief Financial
                   Craig R. Rodby                        Officer

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Administration and Information
                  Michael G. Atnip                       System and Director

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Joe C. Osborne

                          *                            Senior Vice President, Treasurer      April   , 1998
-----------------------------------------------------    and Director
                  Patrick E. Grady

                          *                            Vice President, Chief Investment      April   , 1998
-----------------------------------------------------    Officer and Director
                  Richard W. Scott

                          *                            Director                              April   , 1998
-----------------------------------------------------
                  Robert M. Devlin

              *By: /s/ CYNTHIA A. TOLES                                                      April 27, 1998
   -----------------------------------------------
                  Cynthia A. Toles
                  Attorney-in-Fact

            **By: /s/ THOMAS L. WEST, JR.                                                    April 27, 1998
  ------------------------------------------------
                 Thomas L. West, Jr.
                  Attorney-in-Fact

                                 EXHIBIT INDEX


                                                                               SEQUENTIALLY
                                                                                 NUMBERED
  EXHIBIT NO.                                                                     PAGES
  -----------                                                                  ------------
   5(a)(i).      -- Specimen Application for Portfolio Director/Portfolio
                    Director 2 Fixed and Variable Annuity for use with all
                    plan types except Individual Retirement Annuities (IRA),
                    Simplified Employee-Pension Plans (SEP), and Non-Quali-
                    fied Deferred Annuities (NQDA).
   5(a)(ii).     -- Specimen Application for Portfolio Director/Portfolio
                    Director 2 Fixed and Variable Annuity for use with
                    Individual Retirement Annuities (IRA), Simplified
                    Employee Pension Plans (SEP), and Non-Qualified Deferred
                    Annuities (NQDA).
   8(b).         (2) Agreement between The Variable Annuity Life Insurance
                    Company and The Dreyfus Corporation dated July 1, 1997.
   8(f).         (2) Consent to Assignment between The Variable Annuity Life
                    Insurance Company and Premier Mutual Fund Services, Inc.
                    dated April 1, 1998.
   9.            -- Written Consent and Opinion of Cynthia A. Toles, Senior
                    Associate General Counsel and Secretary.
  10.            -- Consent of Independent Auditors.
  15.            -- Supplemental Information Form which discloses Section
                    403(b)(11) withdrawal restrictions as set forth in a
                    no-action letter issued by the SEC on November 28, 1988,
                    and which requires the signed acknowledgement of
                    participants who purchase Section 403(b) annuities with
                    regard to these withdrawal restrictions.
  16(e).         -- Copy of manually signed powers of attorney for The
                    Variable Annuity Life Insurance Company Directors Brent
                    C. Nelson, Thomas L. West, Jr., Bruce R. Abrams, Michael
                    G. Atnip, John A. Graf, Patrick E. Grady and Richard W.
                    Scott.